Document and Entity Information	9 Months Ended
	Sep. 30, 2012	Nov. 10, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Yew Bio-Pharm Group, Inc.
Entity Central Index Key	0001548240
Document Type	S-1
Document Period End Date	Sep 30, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		50,000,000

Consolidated Balance Sheets (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash	$ 567,798	$ 732,371	$ 1,850,488
Accounts receivable	530,471
Due from related parties			57,131
Inventories	899,783	710,844	972,048
Prepaid rent - related party	67,292
Prepaid expenses and other assets	14,245	433	2,250
Total Current Assets	2,079,589	1,443,648	2,881,917
LONG-TERM ASSETS:
Inventories, net of current portion	9,703,596	7,508,030	7,533,189
Property and Equipment, net	838,002	784,222	771,237
Land use rights and yew forest assets, net	15,034,720	15,166,197	9,485,786
Total Long-term Assets	25,576,318	23,458,449	17,790,212
Total Assets	27,655,907	24,902,097	20,672,129
CURRENT LIABILITIES:
Accounts payable	915,792	1,360,611	1,810,092
Advances from customers			322,151
Accrued expenses and other payables	49,939	119,901	55,604
Taxes payable	11,303	500	7,112
Refundable common stock subscription		950,000	950,000
Due to related parties	56,098	266,488	141,276
Total Current Liabilities	1,033,132	2,697,500	3,286,235
Total Liabilities	1,033,132	2,697,500	3,286,235
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS��� EQUITY:
Common stock ($0.001 par value; 50,000,000 shares authorized; 50,000,000 and 40,500,000 shares issued and outstanding at September 30, 2012 and December 31, 2011, respectively)	50,000	40,500	40,500
Additional paid-in capital	8,149,470	7,208,970	7,208,970
Retained earnings	14,465,223	11,469,172	7,849,160
Statutory reserves	2,049,906	1,686,087	1,265,788
Accumulated other comprehensive income ��� foreign currency translation adjustment	1,908,176	1,799,868	1,021,476
Total Shareholders��� Equity	26,622,775	22,204,597	17,385,894
Total Liabilities and Shareholders��� Equity	$ 27,655,907	$ 24,902,097	$ 20,672,129

Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	50,000,000	40,500,000	40,500,000
Common stock, shares outstanding	50,000,000	40,500,000	40,500,000

Consolidated Statements of Income and Comprehensive Income (Unaudited) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
REVENUES:
Revenues	$ 930,557	$ 954,122	$ 4,230,631	$ 3,246,602	$ 4,564,426	$ 3,789,181
Revenues - related party	442,467	251,876	602,159	1,169,688	1,396,613	1,338,871
Total Revenues	1,373,024	1,205,998	4,832,790	4,416,290	5,961,039	5,128,052
COST OF REVENUES
Cost of revenues	146,409	220,121	726,957	691,588	741,508	1,178,382
Cost of revenues ��� related party	84,528	41,009	109,752	297,004	384,457	459,681
Total Cost of Revenues	230,937	261,130	836,709	988,592	1,125,965	1,638,063
GROSS PROFIT	1,142,087	944,868	3,996,081	3,427,698	4,835,074	3,489,989
OPERATING EXPENSES:
Selling	6,643	8,455	17,880	42,640	54,593	30,417
General and administrative	256,013	221,654	619,786	533,595	733,815	878,879
Total Operating Expenses	262,656	230,109	637,666	576,235	788,408	909,296
INCOME FROM OPERATIONS	879,431	714,759	3,358,415	2,851,463	4,046,666	2,580,693
OTHER INCOME (EXPENSES):
Interest income	474	263	2,062	1,712	2,643	3,588
Interest expense						(921)
Other (expense)	(246)	(2,717)	(607)	(14,838)	(8,998)	2,600
Total Other Income (Expenses)	228	(2,454)	1,455	(13,126)	(6,355)	5,267
NET INCOME	879,659	712,305	3,359,870	2,838,337	4,040,311	2,585,960
COMPREHENSIVE INCOME:
NET INCOME	879,659	712,305	3,359,870	2,838,337	4,040,311	2,585,960
OTHER COMPREHENSIVE INCOME:
Unrealized foreign currency translation gain	(59,359)	158,519	108,308	582,653	778,392	463,826
COMPREHENSIVE INCOME	$ 820,300	$ 870,824	$ 3,468,178	$ 3,420,990	$ 4,818,703	$ 3,049,786
NET INCOME PER COMMON SHARE:
Basic	$ 0.02	$ 0.02	$ 0.07	$ 0.07	$ 0.1	$ 0.06
Diluted	$ 0.02	$ 0.01	$ 0.07	$ 0.06	$ 0.08	$ 0.05
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING:
Basic	50,000,000	40,500,000	47,052,920	40,500,000	40,500,000	40,083,562
Diluted	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	49,583,562

Consolidated Statements of Shareholders' Equity (USD $)	Total	Common Stock Par Value $0.001	Additional Paid-in Capital	Retained Earnings	Statutory Reserve	Accumulated Other Comprehensive Income
Beginning balance at Dec. 31, 2009	$ 14,286,108	$ 40,000	$ 7,159,470	$ 5,547,838	$ 981,150	$ 557,650
Beginning balance, Shares at Dec. 31, 2009		40,000,000
Shares issue for compensation at $0.10 per share	50,000	500	49,500
Shares issue for compensation at $0.10 per share, Shares		500,000
Adjustment to statutory reserve				(284,638)	284,638
Net income for the year	2,585,960			2,585,960
Foreign currency translation adjustment	463,826					463,826
Ending balance at Dec. 31, 2010	17,385,894	40,500	7,208,970	7,849,160	1,265,788	1,021,476
Ending balance, Shares at Dec. 31, 2010		40,500,000
Adjustment to statutory reserve				(420,299)	420,299
Net income for the year	4,040,311			4,040,311
Foreign currency translation adjustment	778,392					778,392
Ending balance at Dec. 31, 2011	$ 22,204,597	$ 40,500	$ 7,208,970	$ 11,469,172	$ 1,686,087	$ 1,799,868
Ending balance, Shares at Dec. 31, 2011		40,500,000

Consolidated Statements of Shareholders' Equity (Paranthetical) (USD $)	Dec. 31, 2010
Statement Of Stockholders' Equity [Abstract]
Shares issued price per share	$ 0.1

Consolidated Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income for the year	$ 3,359,870	$ 2,838,337	$ 4,040,311	$ 2,585,960
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	158,502	128,086	178,178	157,790
Amortization of land use rights and yew forest assets	259,221	213,131	292,739	47,772
Loss on disposal of fixed assets		9,877	9,975	7,849
Common stock issued for compensation				50,000
Changes in operating assets and liabilities:
Accounts receivable	(531,020)			2,353,974
Accounts receivable ��� related party				59,746
Prepaid taxes				13,398
Inventories	(2,335,370)	859,356	606,202	(222,171)
Prepaid and other current assets	(13,812)	(5,043)	1,867	4,390
Advances to suppliers				633,435
Prepaid rent- related party	(67,361)
Accounts payable	(451,897)	501,672	(511,018)	1,736,923
Accrued expenses and other payable	(66,648)	2,234	62,115	27,798
Due to related parties	27,247		25,867
Taxes payable	7,081	(5,935)	(6,781)	6,833
Advances from customers		(173,686)	(329,033)	313,627
NET CASH PROVIDED BY OPERATING ACTIVITIES	345,813	4,368,029	4,370,422	7,777,324
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from disposal of property and equipment		19,982	19,695	26,554
Purchase of property and equipment	(208,524)	(133,678)	(191,821)	(169,086)
Purchase of land use rights and yew forest assets	(65,749)	(5,494,788)	(5,515,590)	(9,021,506)
NET CASH USED IN INVESTING ACTIVITIES	(274,273)	(5,608,484)	(5,687,716)	(9,164,038)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments to related party	(239,043)
Proceeds from related party advances		137,480	88,119	434,112
Proceeds from refundable common stock subscription				950,000
Payments of directors advances				(57,488)
Proceeds from directors advances		62,944
NET CASH PROVIDED BY FINANCING ACTIVITIES	(239,043)	200,424	88,119	1,326,624
EFFECT OF EXCHANGE RATE ON CASH	2,930	(21,968)	111,058	27,489
NET (DECREASE) IN CASH	(164,573)	(1,061,999)	(1,118,117)	(32,601)
CASH ��� beginning of year	732,371	1,850,488	1,850,488	1,883,089
CASH ��� end of year	567,798	788,489	732,371	1,850,488
Cash paid for:
Interest				921
Income taxes
Non-cash investing and financing activities
Common stock issued for common stock refundable subscription	950,000
Property and equipment reclassified to inventory				$ 83,272

Basis of Presentation	9 Months Ended
Sep. 30, 2012
Basis Of Presentation [Abstract]
BASIS OF PRESENTATION
NOTE 1 – BASIS OF PRESENTATION

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed or omitted as permitted by rules and regulations of the US Securities and Exchange Commission (“SEC”). The condensed consolidated balance sheet as of December 31, 2011 was derived from the audited consolidated financial statements of Yew Bio-Pharm Group, Inc. (individually “YBP” and collectively with its subsidiaries and operating variable interest entity, the “Company”). The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the consolidated balance sheet of the Company as of December 31, 2011, and the related consolidated statements of income and comprehensive income, changes in shareholders’ equity and cash flows for the year then ended included in the Company’s Registration Statement on Form 10/A filed with the SEC.

In the opinion of management, all adjustments (which include normal recurring adjustments) necessary to present a fair statement of the financial position as of September 30, 2012, and the results of operations and cash flows for the nine-month period ended September 30, 2012 and 2011, have been made.

The preparation of consolidated financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Company continually evaluates its estimates, including those related to bad debts, inventories, recovery of long-lived assets, income taxes, and the valuation of equity transactions. The Company bases its estimates on historical experience and on various other assumptions that it believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Any future changes to these estimates and assumptions could cause a material change to our reported amounts of revenues, expenses, assets and liabilities. Actual results may differ from these estimates under different assumptions or conditions.

Details of the Company’s subsidiaries and variable interest entities (“VIE”) are as follows:
Name	Domicile and date of incorporation	Registered capital		Effective ownership	Principal activities
Heilongjiang Jinshangjing Bio-Technology Development Co., Limited (“JSJ”)	PRC October 29, 2009	USD $	100,000	100%	Holding company

Yew Bio-Pharm Holdings Limited (“Yew Bio-Pharm (HK)”)	Hong Kong November 29, 2010	HK$	10,000	100%	Holding company of JSJ

Harbin Yew Science and Technology Development Co., Ltd. (“HDS”)	PRC August 22, 1996	RMB	45,000,000	Contractual arrangements
Processing and selling yew raw materials used in the manufacture of TCM; growing and selling yew tree seedlings and mature trees, including potted miniature yew trees; and manufacturing and selling furniture and handicrafts made of yew tree timber

Organization and Principal Activities	12 Months Ended
Dec. 31, 2011
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

NOTE 1 — ORGANIZATION AND PRINCIPAL ACTIVITIES

Yew Bio-Pharm Group, Inc. (individually “YBP” and collectively, with its subsidiaries and affiliates, the “Company”), was incorporated under the law of the State of Nevada on November 13, 2007. At the time of its incorporation, YBP had no operations and no substantial assets.

On October 29, 2009, YBP established a wholly-owned subsidiary, Heilongjiang Jinshangjing Bio-Technology Development Co., Limited (“JSJ”), a wholly-owned foreign enterprise (“WOFE”), incorporated in the People’s Republic of China (“PRC”), as part of a restructure of the Company (the “First Restructure”).

Harbin Yew Science and Technology Development Co., Ltd. (“HDS”), a limited liability company incorporated under the laws of the PRC on August 22, 1996. Until February 23, 2010, HDS was owned by Zhiguo Wang (“Mr. Wang”) (62.81%), his wife Guifang Qi (“Ms. Qi”)(18.53%), Xingming Han (Mr. Han) (4.82%), a PRC individual named Yingjun Jiang (“Mr. Jiang”) (3.22%) and Heilongjiang Hongdoushan Ecology Forest Co., Ltd, (“HEFS”) (10.62%) (Mr. Wang, Madame Qi, Mr. Han, Mr. Jiang and HEFS are collectively referred to as the “Original Shareholders”). Mr. Wang is the President and a director of the Company. Madame Qi is the wife of Mr. Wang and an officer and director of the Company. Mr. Han is an officer and director of the Company. HEFS is owned primarily by Mr. Wang and Madame Qi.

Pursuant to the First Restructure, on February 23, 2010, the Company, through JSJ, entered into an Equity Transfer Agreement (collectively, the “First Transfer Agreements”) with each of the Original Shareholders. Pursuant to the First Transfer Agreements, the terms of which are substantially identical to each other, the Original Shareholders transferred all of their respective ownership in HDS to JSJ for an aggregate RMB 45,000,000, which amount represents the amount of the then registered capital of HDS. As a result of this transaction, HDS became a wholly-owned subsidiary of JSJ. At February 23, 2010, the Company did not have working capital to pay the Original Shareholders this amount and, accordingly, the Company recorded this amount as a liability owed to the Original Shareholders. JSJ and the Original Shareholders also entered into a Supplemental Agreement dated February 26, 2010 (the “First Supplemental Agreement”) , pursuant to which JSJ had the right to put the shares of HDS back to the Original Shareholders for the original purchase price of an aggregate RMB 45,000,000, in the event that the transaction did not close or PRC governmental approval was not received, within six months following the execution of the First Transfer Agreements.

As of February 23, 2010, Mr. Wang, Madame Qi and Mr. Han (collectively, the “HDS Shareholders”) owned approximately 41.5% of YBP’s common stock (the “Common Stock”) and no other individual shareholder owned more than 2.5% of YBP’s Common Stock. Before, during and after the First Restructure, the HDS Shareholders served as the sole directors and principal executive officers of the Company and are responsible for all decisions and operations of the Company and HDS and control the assets of the Company and HDS.

On May 10, 2010, JSJ, Mr. Wang, Mr. Jiang and HEFS entered into a Debtor’s and Creditors’ Rights Agreement (the “Creditors’ Agreement”), pursuant to which Mr. Jiang and HEFS assigned their rights, including the right to be paid for the HDS shares transferred by them to JSJ, under their respective First Transfer Agreements, to Mr. Wang, and Mr. Wang assumed the obligations of Mr. Jiang and HEFS under their respective First Transfer Agreements. Before, during and after the First Restructure, the HDS Shareholders served as the sole directors and principal executive officers of the Company.

In October 2010, the Company determined, in consultation with its professional advisors, that the First Restructure did not meet certain technical PRC legal requirements and that the Company would need to be further reorganized (the “Second Restructure”). Accordingly, on October 28, 2010, JSJ and each of the HDS Shareholders entered into new Equity Transfer Agreement (collectively, the “Second Transfer Agreements”), the terms of which are substantially identical to each other, pursuant to which 100% of the common stock of HDS was transferred by JSJ back to the HDS Shareholders for aggregate consideration of RMB 45,000,000. Since the consideration of RMB 45,000,000 due to the HDS Shareholders in the First Restructure had not yet been paid, pursuant to a Supplemental Agreement to the Second Equity Transfer Agreements dated February 16, 2011, the aggregate RMB 45,000,000 amount payable by the HDS Shareholders to JSJ for the return of their HDS common stock in respect of the Second Restructure, was offset against JSJ’s liability to the HDS Shareholders in the same aggregate amount in respect of the First Transfer Agreements, which amount had not yet been paid by JSJ.

As discussed above, Mr. Jiang and HEFS had assigned to Mr. Wang their respective rights and obligations vis-a-vis JSJ resulting from the First Restructure, pursuant to the First Supplemental Agreement and the Creditors’ Agreement, since as of such time Mr. Jiang and HEFS had not yet been paid for the transfer of their interests in HDS to JSJ in the First Restructure in the amount of 3.22% and 10.62% of HDS’s equity interest, respectively. Therefore, in the Second Restructure, pursuant to the Second Transfer Agreements, JSJ transferred to Mr. Wang not only his previous shareholdings in HDS before the First Restructure (representing 62.81% of HDS’s total equity), but also an additional 13.84% of the equity in HDS as a result of Mr. Wang’s being assigned Mr. Jiang’s 3.22% equity interest in HDS and HEFS’s 10.62% equity interest in HDS.

After the foregoing transactions were completed, the HDS Shareholders then owned 100% of the shares of HDS in the following percentages:

Mr. Wang	76.65%
Madame Qi	18.53%
Mr. Han	4.82%

Pursuant to a new restructuring plan intended to ensure compliance with the PRC rules and regulations (the “Second Restructure”), on November 5, 2010, JSJ entered into a series of contractual arrangements (the “Contractual Arrangements”) with HDS and/or the HDS Shareholders as described below:

•
Exclusive Business Cooperation Agreement. Pursuant to the Exclusive Business Cooperation Agreement between JSJ and HDS (the “Business Cooperation Agreement”), JSJ has the exclusive right to provide to HDS general business operation services, including advice and strategic planning, as well as consulting services related to technology, research and development, human resources, marketing and other services deemed necessary (collectively, the “Services”). Under the Business Cooperation Agreement, JSJ has exclusive and proprietary rights and interests in all rights, ownership, interests and intellectual properties arising out of or created during the performance of the Business Cooperation Agreement, including but not limited to copyrights, patents, patent applications, software and trade secrets. HDS shall pay to JSJ a monthly consulting service fee (the “Service Fee”) in Renminbi that is equal to 100% of the monthly net income of HDS. Upon the prior written consent by JSJ, the rate of Service Fee may be adjusted pursuant to the operational needs of HDS. Within 30 days after the end of each month, HDS shall (a) deliver to JSJ the management accounts and operating statistics of HDS for such month, including the net income of HDS during such month (the “Monthly Net Income”), and (b) pay 80% of such Monthly Net Income to JSJ (each such payment, a “Monthly Payment”). Within ninety (90) days after the end of each fiscal year, HDS shall (a) deliver to JSJ financial statements of HDS for such fiscal year, which shall be audited and certified by an independent certified public accountant approved by JSJ, and (b) pay an amount to JSJ equal to the shortfall, if any, of the aggregate net income of HDS for such fiscal year, as shown in such audited financial statements, as compared to the aggregate amount of the Monthly Payments paid by HDS to JSJ in such fiscal year. HDS also granted an irrevocable and exclusive option to JSJ to purchase any and all of the assets of HDS, to the extent permitted under PRC law, at the lowest price permitted by PRC law. Unless earlier terminated in accordance with the provisions of the Business Cooperation Agreement or other agreements separately executed between JSJ and HDS, the Business Cooperation Agreement is for a term of ten years and expires on November 5, 2020; however, the term of the Business Cooperation Agreement may be extended if confirmed in writing by JSJ prior to the expiration of the term thereof. The period of the extended term shall be determined exclusively by JSJ and HDS shall accept such extended term unconditionally. Unless JSJ commits gross negligence, or a fraudulent act, against HDS, HDS shall not terminate the Business Cooperation Agreement prior to the expiration of the term, including any extended term. Notwithstanding the foregoing, JSJ shall have the right to terminate the Business Cooperation Agreement at any time upon giving 30 days’ prior written notice to HDS.

•
Exclusive Option Agreement. Under an Exclusive Option Agreement among JSJ, HDS and each HDS Shareholder (individually, an “Option Agreement”), the terms of which are substantively identical to each other, each HDS Shareholder has granted JSJ or its designee the irrevocable and exclusive right to purchase, to the extent permitted under PRC law, all or any part of the HDS Shareholder’s equity interests in HDS (the “Equity Interest Purchase Option”) for RMB 10. If an appraisal is required by PRC laws at the time when and if JSJ exercises the Equity Interest Purchase Option, the parties shall negotiate in good faith and, based upon the appraisal, make a necessary adjustment to the purchase price so that it complies with any and all then applicable PRC laws. Without the consent of JSJ, the HDS Shareholders shall not sell, transfer, mortgage or dispose of their respective shares of HDS stock. Additionally, without the prior consent of JSJ, the HDS Shareholders shall not in any manner supplement, change or amend the articles of association and bylaws of HDS, increase or decrease its registered capital, change the structure of its registered capital in any other manner, or engage in any transactions that could materially affect HDS’ assets, liabilities, rights or operations, including, without limitation, the incurrence or assumption of any indebtedness except incurred in the ordinary course of business, execute any major contract over RMB 500,000, sell or purchase any assets or rights, incur of any encumbrance on any of its assets or intellectual property rights in favor of a third party or transfer of any agreements relating to its business operation to any third party. The term of each Option Agreement is ten years commencing on November 5, 2020 and may be extended at the sole election of JSJ.

•
Equity Interest Pledge Agreement. In order to guarantee HDS’s performance of its obligations under the Business Cooperation Agreement, each HDS Shareholder, JSJ and HDS entered into an Equity Interest Pledge Agreement (individually, a “Pledge Agreement”), the terms of which are substantially similar to each other. Pursuant to the Pledge Agreement, each HDS Shareholder pledged all of his or her equity interest in HDS to JSJ. If HDS or the HDS Shareholders breach their respective contractual obligations and such breach is not remedied to the satisfaction of JSJ within 20 days after the giving of notice of breach, JSJ, as pledgee, will be entitled to exercise certain rights, including the right to foreclose upon and sell the pledged equity interests. During the term of the Pledge Agreement, the HDS Shareholder shall not transfer his or her equity interest in HDS or place or otherwise permit any other security interest of other encumbrance to be placed on such equity interest. Upon the full payment of the Service Fee under the Business Cooperation Agreement and upon the termination of HDS’s obligations thereunder, the Pledge Agreement shall be terminated.

•
Power of Attorney. Under the Power of Attorney executed by each HDS Shareholder (each, a “Power of Attorney”), the terms of which are substantially similar to each other, JSJ has been granted an exclusive, irrevocable power of attorney to take actions in the place and stead of the HDS Shareholders, to act on behalf of the HDS Shareholder as his or her exclusive agent and attorney with respect to all matters concerning the HDS Shareholder’s equity interests in HDS, including without limitation, the right to: 1) attend shareholders’ meetings of HDS; 2) exercise all the HDS Shareholders’ rights, including voting rights under PRC laws and HDS’s Articles of Association, including but not limited to the sale or transfer or pledge or disposition of the HDS Shareholder’s equity interests in HDS in whole or in part; and 3) designate and appoint on behalf of the HDS Shareholders the legal representative, executive director, supervisor, manager and other senior management of HDS.

To the extent that the Contractual Arrangements are enforceable under PRC law, as from time to time interpreted by relevant state agencies, they constitute the valid and binding obligations of each of the parties to each such agreement.

On November 29, 2010, YBP established a wholly-owned subsidiary, Yew Bio-Pharm Holdings Limited (“Yew Bio-Pharm (HK)”), a limited liability company incorporated under the laws of Hong Kong and on January 26, 2011, YBP transferred its ownership in JSJ to Yew Bio-Pharm (HK).

As a result of the Second Restructure and the Contractual Arrangements described above, the Company believes that HDS is considered a Variable Interest Entity (“VIE”) under ASC 810 “Consolidation”, because the equity investors in HDS no longer have the characteristics of a controlling financial interest, and the Company, through JSJ, is the primary beneficiary of HDS and controls HDS’s operations. Accordingly, HDS has been consolidated as a deemed subsidiary into YBP as a reporting company under ASC 810. A detailed analysis is discussed below.

As required by ASC 810-10, the Company performs a qualitative assessment to determine whether the Company is the primary beneficiary of HDS which is identified as a VIE of the Company. A quality assessment begins with an understanding of the nature of the risks in the entity as well as the nature of the entity’s activities including terms of the contracts entered into by the entity, ownership interests issued by the entity and the parties involved in the design of the entity. The Company’s assessment on the involvement with HDS reveals that the Company has the absolute power to direct the most significant activities that impact the economic performance of HDS. JSJ is obligated to absorb a majority of the risk of loss from HDS activities and entitles JSJ to receive a majority of HDS’s expected residual returns. In addition, HDS’s shareholders have pledged their equity interest in HDS to JSJ, irrevocably granted JSJ an exclusive option to purchase, to the extent permitted under PRC law, all or part of the equity interests in HDS and agreed to entrust all the rights to exercise their voting power to the person(s) appointed by JSJ. Under the accounting guidance, the Company is deemed to be the primary beneficiary of HDS and the results of HDS are consolidated in the Company’s consolidated financial statements for financial reporting purposes. Accordingly, as a VIE, HDS’s sales are included in the Company’s total sales, its income from operations is consolidated with the Company’s and the Company’s net income includes all of HDS’s net income. The Company does not have any non-controlling interest and, accordingly, did not subtract any net income in calculating the net income attributable to the Company. Because of the Contractual Arrangements, YBP has a pecuniary interest in HDS that requires consolidation of HDS’s financial statements with those of the Company.

Additionally, pursuant to ASC 805, as YBP and HDS are under the common control of the HDS Shareholders, the Second Restructure was accounted for in a manner similar to a pooling of interests. As a result, the Company’s historical amounts in the accompanying consolidated financial statements give retrospective effect to the Second Restructure, whereby the assets and liabilities of the Company are reflected at the historical carrying values and their operations are presented as if they were consolidated for all periods presented, with the results of the Company being consolidated from the date of the Second Transfer Agreement. The accounts of HDS are consolidated in the accompanying financial statements.

As of December 31, 2011, the Company agreed to waive all management fees to be payable by HDS and the Company expects to waive such management fees in the near future due to a need of working capital in HDS to expand HDS’s operations.

The Company is principally engaged in 1) processing and selling yew tree branches and leaves used in the manufacture of TCM; 2) growing and selling yew tree seedlings and mature trees, including potted miniature yew trees; and 3) manufacturing and selling furniture and handicrafts made of yew tree timber. The Company is located in Harbin, Heilongjiang Province, China.

YBP has no direct or indirect legal or equity ownership interest in HDS. However, through the Contractual Arrangements, the shareholders of HDS have assigned all their rights as shareholders, including voting rights and disposition rights of their equity interests in HDS to JSJ, our indirect, wholly-owned subsidiary. YBP is deemed to be the primary beneficiary of HDS and the financial statements of HDS are consolidated in the Company’s consolidated financial statements. At December 31, 2011 and 2010, the carrying amount and classification of the assets and liabilities in the Company’s balance sheets that relate to the Company’s variable interest in the VIE is as follows:

	December 31, 2011	December 31, 2010
Assets
Cash	$479,494	$543,063
Inventories	8,218,874	8,505,237
Prepaid expenses and other assets	283	2,100
Property and equipment, net	750,779	752,334
Land use rights and yew forest assets, net	15,166,197	9,485,786
Total assets of VIE	$24,615,627	$19,288,520

Accounts payable	$1,360,611	$1,810,092
Advances from customers	—	322,151
Accrued expenses and other payables	73,727	44,134
Taxes payable	1,049	7,112
Due to VIE holding companies	2,164,107	1,075,225
Due to related parties	240,159	145,360
Total liabilities of VIE	$3,839,653	$3,404,074

The assets and liabilities in the table above are held in HDS. The creditors of HDS have legal recourse only to the assets of HDS and do not have such recourse to the Company. In addition, HDS’ assets are generally restricted only to pay such liabilities. Thus, the Company’s maximum legal exposure to loss related to VIE is significantly less than the carrying value of the HDS assets due to outstanding intercompany liabilities. Restricted net assets of the VIE shall mean that amount of our proportionate share of net assets of HDS (after intercompany eliminations which as of end of the most recent fiscal year may not be transferred to the parent company by the VIE in the form of loans, advances or cash dividends without the consent of a third party (e.g. lender, regulatory agency, foreign government, etc.).

Principles of Consolidation and Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Principles Of Consolidation and Summary Of Significant Accounting Policies [Abstract]
PRINCIPLES OF CONSOLIDATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 2 – PRINCIPLES OF CONSOLIDATION

The consolidated financial statements include the financial statements of YBP, its subsidiaries and operating VIE, in which the Company is the primary beneficiary. All significant intercompany balances and transactions have been eliminated on consolidation.

YBP’s subsidiary JSJ entered into a series of contractual arrangements (the “Contractual Arrangements”) with HDS and/or Zhiguo Wang (“Mr. Wang”), his wife Guifang Qi (“Madame Qi”), Xingming Han (Mr. Han) (collectively, the “HDS Shareholders”) as described below:

●
Exclusive Business Cooperation Agreement. Pursuant to the Exclusive Business Cooperation Agreement between JSJ and HDS (the “Business Cooperation Agreement”), JSJ has the exclusive right to provide to HDS general business operation services, including advice and strategic planning, as well as consulting services related to technology, research and development, human resources, marketing and other services deemed necessary (collectively, the “Services”). Under the Business Cooperation Agreement, JSJ has exclusive and proprietary rights and interests in all rights, ownership, interests and intellectual properties arising out of or created during the performance of the Business Cooperation Agreement, including but not limited to copyrights, patents, patent applications, software and trade secrets. HDS shall pay to JSJ a monthly consulting service fee (the “Service Fee”) in RMB that is equal to 100% of the monthly net income of HDS. Upon the prior written consent by JSJ, the rate of Service Fee may be adjusted pursuant to the operational needs of HDS. Within 30 days after the end of each month, HDS shall (a) deliver to JSJ the management accounts and operating statistics of HDS for such month, including the net income of HDS during such month (the “Monthly Net Income”), and (b) pay 80% of such Monthly Net Income to JSJ (each such payment, a “Monthly Payment”). Within ninety (90) days after the end of each fiscal year, HDS shall (a) deliver to JSJ financial statements of HDS for such fiscal year, which shall be audited and certified by an independent certified public accountant approved by JSJ, and (b) pay an amount to JSJ equal to the shortfall, if any, of the aggregate net income of HDS for such fiscal year, as shown in such audited financial statements, as compared to the aggregate amount of the Monthly Payments paid by HDS to JSJ in such fiscal year. HDS also granted an irrevocable and exclusive option to JSJ to purchase any and all of the assets of HDS, to the extent permitted under PRC law, at the lowest price permitted by PRC law. Unless earlier terminated in accordance with the provisions of the Business Cooperation Agreement or other agreements separately executed between JSJ and HDS, the Business Cooperation Agreement is for a term of ten years and expires on November 5, 2020; however, the term of the Business Cooperation Agreement may be extended if confirmed in writing by JSJ prior to the expiration of the term thereof. The period of the extended term shall be determined exclusively by JSJ and HDS shall accept such extended term unconditionally. Unless JSJ commits gross negligence, or a fraudulent act, against HDS, HDS shall not terminate the Business Cooperation Agreement prior to the expiration of the term, including any extended term. Notwithstanding the foregoing, JSJ shall have the right to terminate the Business Cooperation Agreement at any time upon giving 30 days’ prior written notice to HDS.

●
Exclusive Option Agreement. Under an Exclusive Option Agreement among JSJ, HDS and each HDS Shareholder (individually, an “Option Agreement”), the terms of which are substantively identical to each other, each HDS Shareholder has granted JSJ or its designee the irrevocable and exclusive right to purchase, to the extent permitted under PRC law, all or any part of the HDS Shareholder’s equity interests in HDS (the “Equity Interest Purchase Option”) for RMB 10. If an appraisal is required by PRC laws at the time when and if JSJ exercises the Equity Interest Purchase Option, the parties shall negotiate in good faith and, based upon the appraisal, make a necessary adjustment to the purchase price so that it complies with any and all then applicable PRC laws. Without the consent of JSJ, the HDS Shareholders shall not sell, transfer, mortgage or dispose of their respective shares of HDS stock. Additionally, without the prior consent of JSJ, the HDS Shareholders shall not in any manner supplement, change or amend the articles of association and bylaws of HDS, increase or decrease its registered capital, change the structure of its registered capital in any other manner, or engage in any transactions that could materially affect HDS’ assets, liabilities, rights or operations, including, without limitation, the incurrence or assumption of any indebtedness except incurred in the ordinary course of business, execute any major contract over RMB 500,000, sell or purchase any assets or rights, incur of any encumbrance on any of its assets or intellectual property rights in favor of a third party or transfer of any agreements relating to its business operation to any third party. The term of each Option Agreement is ten years commencing on November 5, 2020 and may be extended at the sole election of JSJ.

●
Equity Interest Pledge Agreement. In order to guarantee HDS’s performance of its obligations under the Business Cooperation Agreement, each HDS Shareholder, JSJ and HDS entered into an Equity Interest Pledge Agreement (individually, a “Pledge Agreement”), the terms of which are substantially similar to each other. Pursuant to the Pledge Agreement, each HDS Shareholder pledged all of his or her equity interest in HDS to JSJ. If HDS or the HDS Shareholders breach their respective contractual obligations and such breach is not remedied to the satisfaction of JSJ within 20 days after the giving of notice of breach, JSJ, as pledgee, will be entitled to exercise certain rights, including the right to foreclose upon and sell the pledged equity interests. During the term of the Pledge Agreement, the HDS Shareholder shall not transfer his or her equity interest in HDS or place or otherwise permit any other security interest of other encumbrance to be placed on such equity interest. Upon the full payment of the Service Fee under the Business Cooperation Agreement and upon the termination of HDS’s obligations thereunder, the Pledge Agreement shall be terminated.

●
Power of Attorney. Under the Power of Attorney executed by each HDS Shareholder (each, a “Power of Attorney”), the terms of which are substantially similar to each other, JSJ has been granted an exclusive, irrevocable power of attorney to take actions in the place and stead of the HDS Shareholders, to act on behalf of the HDS Shareholder as his or her exclusive agent and attorney with respect to all matters concerning the HDS Shareholder’s equity interests in HDS, including without limitation, the right to: 1) attend shareholders’ meetings of HDS; 2) exercise all the HDS Shareholders’ rights, including voting rights under PRC laws and HDS’s Articles of Association, including but not limited to the sale or transfer or pledge or disposition of the HDS Shareholder’s equity interests in HDS in whole or in part; and 3) designate and appoint on behalf of the HDS Shareholders the legal representative, executive director, supervisor, manager and other senior management of HDS.

To the extent that the Contractual Arrangements are enforceable under PRC law, as from time to time interpreted by relevant state agencies, they constitute the valid and binding obligations of each of the parties to each such agreement.

The Company believes that HDS is considered a VIE under ASC 810 “Consolidation”, because the equity investors in HDS no longer have the characteristics of a controlling financial interest, and the Company, through JSJ, is the primary beneficiary of HDS and controls HDS’s operations. Accordingly, HDS has been consolidated as a deemed subsidiary into YBP as a reporting company under ASC 810.

As required by ASC 810-10, the Company performs a qualitative assessment to determine whether the Company is the primary beneficiary of HDS which is identified as a VIE of the Company. A quality assessment begins with an understanding of the nature of the risks in the entity as well as the nature of the entity’s activities including terms of the contracts entered into by the entity, ownership interests issued by the entity and the parties involved in the design of the entity. The Company’s assessment on the involvement with HDS reveals that the Company has the absolute power to direct the most significant activities that impact the economic performance of HDS. JSJ is obligated to absorb a majority of the risk of loss from HDS activities and entitles JSJ to receive a majority of HDS’s expected residual returns. In addition, HDS’s shareholders have pledged their equity interest in HDS to JSJ, irrevocably granted JSJ an exclusive option to purchase, to the extent permitted under PRC Law, all or part of the equity interests in HDS and agreed to entrust all the rights to exercise their voting power to the person(s) appointed by JSJ. Under the accounting guidance, the Company is deemed to be the primary beneficiary of HDS and the results of HDS are consolidated in the Company’s consolidated financial statements for financial reporting purposes. Accordingly, as a VIE, HDS’s sales are included in the Company’s total sales, its income from operations is consolidated with the Company’s and the Company’s net income includes all of HDS’s net income. The Company does not have any non-controlling interest and, accordingly, did not subtract any net income in calculating the net income attributable to the Company. Because of the Contractual Arrangements, YBP has a pecuniary interest in HDS that requires consolidation of HDS’s financial statements with those of the Company.

Additionally, pursuant to ASC 805, as YBP and HDS are under the common control of the HDS Shareholders, the Second Restructure was accounted for in a manner similar to a pooling of interests. As a result, the Company’s historical amounts in the accompanying consolidated financial statements give retrospective effect to the Second Restructure, whereby the assets and liabilities of the Company are reflected at the historical carrying values and their operations are presented as if they were consolidated for all periods presented, with the results of the Company being consolidated from the date of the Second Transfer Agreement. The accounts of HDS are consolidated in the accompanying financial statements.

As of September 30, 2012, the Company agreed to waive all management fees to be payable by HDS and the Company expects to waive such management fees in the near future due to a need of working capital in HDS to expand HDS’s operations.

The Company is principally engaged in (1) processing and selling yew raw materials used in the manufacture of TCM; (2) growing and selling yew tree seedlings and mature trees, including potted miniature yew trees; and (3) manufacturing and selling furniture and handicrafts made of yew tree timber. The Company is located in Harbin, Heilongjiang Province, China.

YBP has no direct or indirect legal or equity ownership interest in HDS. However, through the Contractual Arrangements, the stockholders of HDS have assigned all their rights as stockholders, including voting rights and disposition rights of their equity interests in HDS to JSJ, our indirect, wholly-owned subsidiary. YBP is deemed to be the primary beneficiary of HDS and the financial statements of HDS are consolidated in the Company’s consolidated financial statements. At September 30, 2012 and December 31, 2011, the carrying amount and classification of the assets and liabilities in the Company’s balance sheets that relate to the Company’s variable interest in the VIE is as follows:

	September 30, 2012	December 31, 2011
Assets
Cash	$506,987	$479,494
Accounts receivable	530,470	-
Inventories (current and long-term)	10,603,379	8,218,874
Prepaid expenses and other assets	1,595	283
Prepaid rent - related party	64,529	-
Property and equipment, net	735,639	750,779
Land use rights and yew forest assets, net	15,034,720	15,166,197
Total assets of VIE	$27,477,319	$24,615,627

Liabilities
Accounts payable	$900,489	$1,360,611
Accrued expenses and other payables	23,163	73,727
Taxes payable	8,142	1,049
Due to VIE holding companies	2,058,426	2,164,107
Due to related parties	6,623	240,159
Total liabilities of VIE	$2,996,843	$3,839,653

The assets and liabilities in the table above are held in HDS. The creditors of HDS have legal recourse only to the assets of HDS and do not have such recourse to the Company. In addition, HDS’ assets are generally restricted only to pay such liabilities. Thus, the Company’s maximum legal exposure to loss related to VIE is significantly less than the carrying value of the HDS assets due to outstanding intercompany liabilities. Restricted net assets of the VIE shall mean that amount of our proportionate share of net assets of HDS (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by the VIE in the form of loans, advances or cash dividends without the consent of a third party (e.g. lender, regulatory agency, foreign government).

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries and variable interest entities. All significant inter-company accounts and transactions have been eliminated in consolidation.

Details of the Company’s subsidiaries and variable interest entities are as follows:

Name	Domicile and date of incorporation	Registered capital	Effective ownership	Principal activities
JSJ	PRC October 29, 2009	USD $100,000	100%	Holding company

Yew Bio-Pharm (HK)	Hong Kong November 29, 2010	HK $10,000	100%	Holding company of JSJ

HDS	PRC August 22, 1996	RMB 45,000,000	Contractual arrangements	Sales of Yew tree components for use in pharmaceutical industry, sale of Yew tree seedlings and potted yew trees; and the manufacture of Yew tree wood handicrafts

Method of accounting

The Company maintains its general ledger and journals with the accrual method accounting for financial reporting purposes. The consolidated financial statements and notes are representations of management. Accounting policies adopted by the Company conform to generally accepted accounting principles in the United States of America and have been consistently applied in the presentation of consolidated financial statements.

Use of estimates

The preparation of the financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. Significant estimates include the allowance for obsolete inventory, the useful life of property and equipment and intangible assets, and assumptions used in assessing impairment of long-term assets.

Fair value of financial instruments

The Company adopted the guidance of Accounting Standards Codification (“ASC”) 820 for fair value measurements which clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

•	Level 1 — Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

•
Level 2 — Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other then quoted prices that are observable, and inputs derived from or corroborated by observable market data.

•
Level 3 — Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

The carrying amounts reported in the balance sheets for cash, due from related parties, inventories, prepaid expenses and other assets, accounts payable, advances from customers, accrued expenses and other payables, taxes payable, refundable common stock subscription and due to related parties approximate their fair market value based on the short-term maturity of these instruments. The Company did not have any non-financial assets or liabilities that are measured at fair value on a recurring basis as of December 31, 2011 and 2010.

ASC 825-10 “Financial Instruments”, allows entities to voluntarily choose to measure certain financial assets and liabilities at fair value (fair value option). The fair value option may be elected on an instrument-by-instrument basis and is irrevocable, unless a new election date occurs. If the fair value option is elected for an instrument, unrealized gains and losses for that instrument should be reported in earnings at each subsequent reporting date. The Company did not elect to apply the fair value option to any outstanding instruments.

Concentrations of credit risk

The Company’s operations are conducted in the PRC. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environment in the PRC, and by the general state of the PRC economy. The Company’s operations in the PRC are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environment and foreign currency exchange. The Company’s results may be adversely affected by changes in the political and social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion, remittances abroad, and rates and methods of taxation, among other things.

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash. Substantially all of the Company’s cash is maintained with state-owned banks within the PRC, and no deposits are covered by insurance. The Company has not experienced any losses in such accounts and believes it is not exposed to any risks on its cash in bank accounts.

Cash

For purposes of the consolidated statements of cash flows, the Company considers all highly liquid instruments purchased with a maturity of three months or less and money market accounts to be cash equivalents.

Inventories

Inventories, consisting of raw materials, work in process, Yew seedlings and finished goods related to the Company’s Yew products are stated at the lower of cost or market value utilizing the weighted average method. Raw materials primarily include Yew wood used in the production of Yew products such as furniture, ornaments, and other products containing Yew wood. Finished goods, consisting of Yew products include direct materials, direct labor and an appropriate proportion of overhead.

The Company estimates the amount of the excess inventories by comparing inventory on hand with the estimated sales that can be sold within its normal operating cycle of one year. Any inventory in excess of the Company’s current requirements based on historical and anticipated levels of sales is classified as long-term on its consolidated balance sheets. The Company’s classification of long-term inventory requires it to estimate the portion of inventory that can be realized over the next 12 months.

To estimate the amount of slow-moving or obsolete inventories, the Company analyzes movement of its products, monitor competing products and technologies and evaluate acceptance of its products. Periodically, the Company will identify inventories that cannot be sold at all or can only be sold at deeply discounted prices. An allowance will be established if estimated management determines that certain inventories may not be saleable. If inventory costs exceed expected market value due to obsolescence or quantities in excess of expected demand, the Company will record reserves for the difference between the carrying cost and the market value.

At December 31, 2011 and 2010, the Company did not provide any inventory allowance and reserve.

In accordance with Accounting Standards Codification (“ASC”) 905, “Agriculture”, our costs of growing Yew seedlings are accumulated until the time of harvest and are reported at the lower of cost or market.

Property and equipment

Property and equipment are carried at cost and are depreciated on a straight-line basis (after taking into account their respective estimated residual value) over the estimated useful lives of the assets. The cost of repairs and maintenance is expensed as incurred; major replacements and improvements are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are included in income in the year of disposition. The Company examines the possibility of decreases in the value of fixed assets when events or changes in circumstances reflect the fact that their recorded value may not be recoverable.

The estimated useful lives are as follows:

Building	15	years
Machinery and equipment	10	years
Office equipment	3	years
Leasehold improvement	5	years
Motor vehicles	4	years

Land and yew forest use rights

All land in the PRC is owned by the PRC government and cannot be sold to any individual or company. The Company has recorded the amounts paid to the PRC government to acquire long-term interests to utilize land and yew forests as land and yew forest use rights. This type of arrangement is common for the use of land in the PRC. Yew trees on land containing yew tree forests will be used to supply raw materials such as branches, leaves and fruit to the Company that will be used to manufacture the Company’s products. The Company amortizes these land and yew forest use rights over the term of the respective land and yew forest use right, which ranges from 45 to 50 years. The lease agreements do not have any renewal option and the Company has no further obligations to the lessor. The Company records the amortization of these land and forest use rights as part of its cost of revenues.

Impairment of long-lived assets

In accordance with ASC Topic 360, the Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable, or at least annually. The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset. The amount of impairment is measured as the difference between the asset’s estimated fair value and its book value. The Company did not record any impairment charges for the years ended December 31, 2011 and 2010.

Revenue recognition

The Company generates its revenue from sales of yew seedling products, sales of yew raw materials for medical application, and sales of yew craft products. Pursuant to the guidance of ASC Topic 605 and ASC Topic 360, the Company recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the purchase price is fixed or determinable and collectability is reasonably assured, and no significant obligations remain.

Advertising

Advertising is expensed as incurred and is included in selling expenses on the accompanying consolidated statements of income. Advertising expenses amounted to $8,604 and $2,571 for the years ended December 31, 2011 and 2010, respectively.

Shipping costs

Shipping costs are included in selling expenses and amount to $13,916 and $11,316 for the years ended December 31, 2011 and 2010, respectively.

Research and development

Research and development costs are expensed as incurred. The costs primarily consist of salaries paid for the development and improvement of the Company’s products. Research and development costs of the years ended December 31, 2011 and 2010 were $16,048 and $24,404, respectively, and are included in general and administrative expenses.

Employee benefits

The Company’s operations and employees are all located in the PRC. The Company makes mandatory contributions to the PRC government’s health, retirement benefit and unemployment funds in accordance with the relevant Chinese social security laws. The costs of these payments are charged to income in the same period as the related salary costs and are not material.

Income taxes

The Company is governed by the Income Tax Law of the People’s Republic of China, Hong Kong and the United States. The Company accounts for income tax using the liability method prescribed by ASC 740, “Income Taxes”. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the year in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized as income or loss in the period that includes the enactment date.

The Company applied the provisions of ASC 740-10-50, “Accounting for Uncertainty in Income Taxes”, which provides clarification related to the process associated with accounting for uncertain tax positions recognized in our financial statements. Audit periods remain open for review until the statute of limitations has passed. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the Company’s liability for income taxes. Any such adjustment could be material to the Company’s results of operations for any given quarterly or annual period based, in part, upon the results of operations for the given period. As of December 31, 2011 and 2010, the Company had no uncertain tax positions, and will continue to evaluate for uncertain positions in the future.

Value added tax

The Company is subject to value added tax (“VAT”). The applicable VAT rate is 13% for agricultural products and 17% for handicraft products sold in the PRC. The amount of VAT liability is determined by applying the applicable tax rate to the amount of goods sold (output VAT) less VAT accrued on purchases made with the relevant supporting invoices (input VAT). Sales and purchases are recorded net of VAT (the amount of VAT is excluded from revenues and costs) collected and paid as the Company acts as an agent for the government.

Foreign currency translation

The accompanying consolidated financial statements are presented in U.S. dollars (“USD”). The reporting currency of the Company is the USD. The functional currency of Yew Bio-Pharm (HK) is the Hong Kong dollar, the functional currency of the Company’s VIEs and subsidiaries located in the PRC is the RMB. For the subsidiaries whose functional currencies are the Hong Kong dollar or RMB, results of operations and cash flows are translated at average exchange rates during the period, assets and liabilities are translated at the unified exchange rate at the end of the period, and equity is translated at historical exchange rates. As a result, amounts relating to assets and liabilities reported on the statements of cash flows may not necessarily agree with the changes in the corresponding balances on the balance sheets. Translation adjustments resulting from the process of translating the local currency financial statements into U.S. dollars are included in determining comprehensive income. The foreign currency translation adjustment included in comprehensive income for the years ended December 31, 2011 and 2010 amounted to $778,392 and $463,826, respectively.

All of the Company’s revenue transactions are transacted in the functional currency. The Company does not enter any material transaction in foreign currencies and, accordingly, transaction gains or losses have not had, and are not expected to have, a material effect on the results of operations of the Company.

The PRC government imposes significant exchange restrictions on fund transfers out of the PRC that are not related to business operations. These restrictions have not had a material impact on the Company because it has not engaged in any significant transactions that are subject to the restrictions.

The exchange rates used to translate amounts in RMB into USD for the purposes of preparing the consolidated financial statements were as follows:

	2011	2010
Exchange rate on balance sheet dates
USD : RMB exchange rate	6.3647	6.6118

Average exchange rate for the year
USD : RMB exchange rate	6.47351	6.77875

The RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into USD at the rates used in translation. In addition, the current foreign exchange control policies applicable in PRC also restrict the transfer of assets or dividends outside the PRC.

Net income per share of common stock

ASC 260 “Earnings per Share,” requires dual presentation of basic and diluted earnings per share (“EPS”) with a reconciliation of the numerator and denominator of the basic EPS computation to the numerator and denominator of the diluted EPS computation. Basic EPS excludes dilution. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the entity.

Basic net income per share is computed by dividing net income available to common shareholders by the weighted average number of shares of common stock outstanding during the period. Diluted income per share is computed by dividing net income by the weighted average number of shares of common stock, common stock equivalents and potentially dilutive securities outstanding during each period.

The following table presents a reconciliation of basic and diluted net income per share:

	Years Ended December 31,
	2011	2010
Net income available to common stockholders for basic and diluted net income per share of common stock	$4,040,311	$2,585,960
Weighted average common stock outstanding — basic	40,500,000	40,083,562
Effect of dilutive securities:
Subscribed common shares issuable and subject to recession	9,500,000	9,500,000
Weighted average common stock outstanding — diluted	50,000,000	49,583,562
Net income per common share — basic	$0.10	$0.06
Net income per common share — diluted	$0.08	$0.05

Accumulated other comprehensive income

Comprehensive income is comprised of net income and all changes to the statements of stockholders’ equity, except those due to investments by stockholders, changes in paid-in capital and distributions to stockholders. For the Company, comprehensive income for the years ended December 31, 2011 and 2010 included net income and unrealized gains from foreign currency translation adjustments.

Segment reporting

ASC Topic 280 requires use of the “management approach” model for segment reporting. The management approach model is based on the way a company’s management organizes segments within the company for making operating decisions and assessing performance. Reportable segments are based on products and services, geography, legal structure, management structure, or any other manner in which management disaggregates a company. During the years ended December 31, 2011 and 2010, the Company operated in three reportable business segments: (1) the yew tree segment- the cultivation and sale of yew seedlings, yew trees and potted yew trees, (2) the traditional Chinese medicine (“TCM raw materials”) segment- the production and sale of raw materials used for medicinal application in the pharmaceutical industry, and (3) the handicrafts segment — the manufacture and sale of furniture and handicrafts made of yew timber (See Note 12).

Related party transactions

A related party is generally defined as (i) any person that holds 10% or more of the Company’s securities including such person’s immediate families, (ii) the Company’s management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

Collaborative arrangement

On March 21, 2004, HDS entered into a Joint Venture Planting Agreement with Wuchang City Forestry Bureau, (see Note 14), which is considered a collaborative arrangement under general accepted accounting principles in the United States (“U.S. GAAP”). The purpose of this arrangement is to share some of the risks and rewards associated with this Joint Venture Planting Agreement. The Company’s current share of profits is 80%. The Company accounts for this collaborative arrangement under ASC 808, “Collaborative Arrangements” and related topics and will record revenue gross as the prime contractor. ASC Topic 808-10-15 defines collaborative arrangements and requires collaborators to present the result of activities for which they act as the principal on a gross basis and report any payments received from (made to) the other collaborators based on other applicable authoritative accounting literature, and in the absence of other applicable authoritative literature, on a reasonable, rational and consistent accounting policy is to be elected. The Company adopted the provisions of ASC 808-10-15. The adoption of this statement did not have an impact on the Company’s consolidated financial position, results of operations or cash flows. For the years ended December 31, 2011 and 2010, the Company has not generated any revenues or activity from this collaborative agreement.

Recent accounting pronouncements

In May 2011, the FASB issued ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”, which is not expected to have a material impact on the consolidated financial statements upon adoption.

In September 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-08, Intangibles — Goodwill and Other (Topic 350). This Accounting Standards Update amends FASB ASC Topic 350. This amendment specifies the change in method for determining the potential impairment of goodwill. It includes examples of circumstances and events that the entity should consider in evaluating whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The adoption does not have any material impact on the Company’s consolidated financial position and results of operations.

In December 2011, FASB issued Accounting Standard Update No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income (ASU 2011-12), which indefinitely defers certain provisions of ASU 2011-05 issued earlier in June 2011and will be further deliberated by the FASB at a future date. The new ASU affects entities that report items of comprehensive income in any period presented. During the deferral period, entities will still need to comply with the existing requirements in U.S. GAAP for the presentation of reclassification adjustments. Specifically, ASC 220 gives entities the option of (1) presenting reclassification adjustments out of accumulated other comprehensive income on the face of the statement in which comprehensive income is presented or (2) disclosing reclassification adjustments in the footnotes to the financial statements. ASU 2011-12 and ASU 2011-05 share the same effective date. This guidance is effective for our interim and annual periods beginning after December 15, 2011. Management believes the adoption of this new guidance will not have a material impact on the Company’s consolidated financial statements, as it only requires a change in the format of presentation.

Other accounting standards that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption.

Restatements	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Restatements [Abstract]
RESTATEMENTS
NOTE 3 – RESTATEMENTS

The Company’s consolidated financial statements have been restated as of December 31, 2011 to reflect the proper accounting treatment for slow-moving inventory and potential reserves for slow-moving inventory. Based on analysis of inventory, the Company determined that a reclassification of certain inventory should be made from current assets to long-term assets.   The Company originally recorded all inventory in current assets. However, based on analysis of inventory movement and analysis of its operating cycle of one year, it was subsequently determined that any inventory in excess of our current operating cycle of one year, based on historical and anticipated levels of sales, should be classified as long-term on its consolidated balance sheets. The classification of long-term inventory requires the Company to estimate the portion of inventory that can be realized over the next 12 months.

Accordingly, the Company restated its consolidated balance sheet as of December 31, 2011. The Company did not restate its consolidated statements of income and comprehensive income or consolidated statement of cash flows for the period ended September 30, 2011. The respective restatement adjustments are non-cash in nature. These adjustments resulted in a decrease in our total current assets of $7,508,030 and an increase in long-term assets of $7,508,030 as of December 31, 2011, respectively and summarized as follows:

	December 31, 2011 (As Previously Reported)	Adjustments to Restate	December 31, 2011 (As Restated)
Consolidated Balance Sheet:
Assets:
Current Assets:
Inventories	$8,218,874	$(7,508,030)	$710,844
Total Current Assets	8,951,678	(7,508,030)	1,443,648

Long-term Assets:
Inventories, net of current portion	-	7,508,030	7,508,030

Total Assets	$24,902,097	$-	$24,902,097

NOTE 16 — RESTATEMENTS

The Company’s consolidated financial statements have been restated for the years ended December 31, 2011 and 2010 to reflect the proper accounting treatment for slow-moving inventory and potential reserves for slow-moving inventory. Based on analysis of inventory, the Company determined that a reclassification of certain inventory should be made from current assets to long-term assets. The Company originally recorded all inventory in current assets. However, based on analysis of inventory movement and analysis of its operating cycle of one year, it was subsequently determined that any inventory in excess of our current operating cycle of one year, based on historical and anticipated levels of sales, should be classified as long-term on its consolidated balance sheets. The classification of long-term inventory requires the Company to estimate the portion of inventory that can be realized over the next 12 months.

Accordingly, the Company restated its consolidated balance sheets as of December 31, 2011 and 2010. The Company did not restate its consolidated statements of income and comprehensive income or consolidated statement of cash flows for the years ended December 31, 2011 and 2010. The respective restatement adjustments are non-cash in nature. These adjustments resulted in a decrease in our total current assets of $7,508,030 and $7,533,189 and an increase in long-term assets of $7,508,030 and $7,533,189 as of December 31, 2011 and 2010, respectively and summarized as follows:

	December 31, 2011 (As Previously Reported)	Adjustments to Restate	December 31, 2011 (As Restated)
Consolidated Balance Sheet:
Assets:
Current Assets:
Inventories	$8,218,874	$(7,508,030)	$710,844
Total Current Assets	8,951,678	(7,508,030)	1,443,648

Long-term Assets:
Inventories, net of current portion	—	7,508,030	7,508,030
Total Assets	$24,902,097	$—	$24,902,097

	December 31, 2010 (As Previously Reported)	Adjustments to Restate	December 31, 2010 (As Restated)
Consolidated Balance Sheet:
Assets:
Current Assets:
Inventories	$8,505,237	$(7,533,189)	$972,048
Total Current Assets	10,415,106	(7,533,189)	2,881,917

Long-term Assets:
Inventories, net of current portion	—	7,533,189	7,533,189
Total Assets	$20,672,129	$—	$20,672,129

Inventories	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Inventories [Abstract]
INVENTORIES

NOTE 4 – INVENTORIES

Inventories consisted of raw materials, work-in-progress, finished goods-handicrafts, yew seedlings and other trees (consisting of larix, spruce and poplar trees). The Company classifies its inventories based on its historical and anticipated levels of sales; any inventory in excess of its normal operating cycle of one year is classified as long-term on its consolidated balance sheets.  As of September 30, 2012 and December 31, 2011, inventories consisted of the following:

	September 30, 2012			December 31, 2011
	Current portion	Long-term portion	Total	Current portion	Long-term portion	Total
Raw materials	$208,862	$2,727,438	$2,936,300	$29,401	$2,817,980	$2,847,381
Work-in-process	18,732	-	18,732	18,642	-	18,642
Finished goods - handicrafts	229,740	631,004	860,744	236,854	687,258	924,112
Yew seedlings	442,449	4,125,309	4,567,758	425,947	4,002,792	4,428,739
Other trees	-	2,219,845	2,219,845	-	-	-
	$899,783	$9,703,596	$10,603,379	$710,844	$7,508,030	$8,218,874

NOTE 3 — INVENTORIES

Inventories consisted of the following as of December 31, 2011 and 2010:

	December 31, 2011			December 31, 2010
	Current portion	Long-term portion	Total	Current portion	Long-term portion	Total
Raw Materials	$29,401	$2,817,980	$2,847,381	$9,160	$2,712,665	$2,721,825
Work in process	18,642	—	18,642	177,854	—	177,854
Finished goods — handicrafts	236,854	687,258	924,112	207,207	735,980	943,187
Yew seedlings	425,947	4,002,792	4,428,739	577,827	4,084,544	4,662,371
	$710,844	$7,508,030	$8,218,874	$972,048	$7,533,189	$8,505,237

Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT
NOTE 5 – PROPERTY AND EQUIPMENT

Property and equipment consisted of the following as of September 30, 2012 and December 31, 2011:

	September 30, 2012	December 31, 2011
Buildings and building improvements	$351,321	$267,015
Machinery and equipment	522,939	520,416
Office equipment	46,207	44,841
Leasehold improvement	53,019	52,763
Motor vehicles	639,885	513,280
	1,613,371	1,398,315
Less: accumulated depreciation	(775,369)	(614,093)
	$838,002	$784,222

For the three months ended September 30, 2012 and 2011, depreciation expense amounted to $55,302 and $44,150, respectively.  For the nine months ended September 30, 2012 and 2011, depreciation expenses amounted to $158,502 and $128,086, respectively.

NOTE 4 — PROPERTY AND EQUIPMENT

Property and equipment consisted of the following as of December 31, 2011 and 2010:

	December 31,
	2011	2010
Buildings and building improvements	$267,015	$200,806
Machinery and equipment	520,416	500,845
Office equipment	44,841	15,433
Leasehold improvement	52,763	50,791
Motor vehicles	513,280	425,975
	1,398,315	1,193,850
Less: accumulated depreciation	(614,093)	(422,613)
	$784,222	$771,237

For the years ended December 31, 2011 and 2010, depreciation expenses amounted to $178,178 and $157,790, respectively.

Land and Yew Forest Use Rights	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Land and Yew Forest Use Rights [Abstract]
LAND AND YEW FOREST USE RIGHTS
NOTE 6 – LAND AND YEW FOREST USE RIGHTS

There is no private ownership of land in PRC. Land is owned by the government and the government grants land use rights for specified terms. The following summarizes land use rights acquired by the Company.

Yew trees on land containing yew tree forests will be used to supply raw materials such as branches and leaves that will be used by the Company’s customers for production of TCM. The Company amortizes these land and yew forest use rights over the term of the respective land use right. The lease agreements do not have any renewal option and the Company has no further obligations to the lessor. The Company records the amortization of these land and yew forest use rights as part of its cost of revenues. For the three months ended September 30, 2012 and 2011, amortization expense amounted to $87,050 and $88,830, respectively. For the nine months ended September 30, 2012 and 2011, amortization expense amounted to $259,221 and $213,131, respectively. As of September 30, 2012, land and yew forest use rights consisted of the following:

	Description	Useful life	Acquisition date	Expiration date	Metric acres ("Mu")
Parcel A	Undeveloped forest land	50	3/2004	3/2054	125
Parcel B	Undeveloped forest land	50	4/2004	4/2054	400
Parcel C	Yew tree forests and underlying land	50	1/2008	1/2058	290
Parcel D	Yew tree forests and underlying land	45	3/2010	3/2055	15,865
Parcel E	Undeveloped forest land	16	7/2012	3/2028	117.5

At September 30, 2012 and December 31, 2011, land and yew forest use rights consisted of the following:

	Useful life	September 30, 2012	December 31, 2011
Land and yew forest use rights	16-50 years	$ 15,675,733	$ 15,546,414
Less: accumulated amortization		(641,013)	(380,217)
Total		$ 15,034,720	$ 15,166,197

Amortization of land and yew forest use rights attributable to future periods is as follows:

Twelve-month periods ending September 30:	Amount
2013	$348,056
2014	348,056
2015	348,056
2016	348,056
2017	348,056
2018 and thereafter	13,294,440
Total	$15,034,720

NOTE 5 — LAND AND YEW FOREST USE RIGHTS

There is no private ownership of land in PRC. Land is owned by the government and the government grants land use rights for specified terms. The following summarizes land use rights acquired by the Company.

Yew trees on land containing yew tree forests will be used to supply raw materials such as branches, leaves and fruit to the Company that will be used to for production of the Company’s products. The Company amortizes these land and yew forest use rights over the term of the respective land use right. The lease agreements do not have any renewal option and the Company has no further obligations to the lessor. The Company records the amortization of these land and yew forest use rights as part of its cost of goods sold. For the years ended December 31, 2011 and 2010, amortization expense amounted to $292,739 and $47,772, respectively. As of December 31, 2011, the Company had approximately $1,300,000 unpaid amount related to the Land Use Right and Seedling Transfer Agreement and the amount was recorded in the Company’s accounts payable on the accompanying balance sheet at December 31, 2011. As of December 31, 2011, land and yew forest use rights consisted of the following:
	Description	Useful life	Acquisition date	Expiration date	Metric Acres (“Mu”)
Parcel A	Undeveloped forest land	50	3/2004	3/2054	125
Parcel B	Undeveloped forest land	50	4/2004	4/2054	400
Parcel C	Yew tree forests and underlying land	50	1/2008	1/2058	290
Parcel D	Yew tree forests and underlying land	45	3/2010	3/2055	15,865

At December 31, 2011 and 2010, land and yew forest use rights consisted of the following:

	Useful Life	December 31, 2011	December 31, 2010
Land and yew forest use rights	45–50 years	$15,546,414	$9,565,177
Less: accumulated amortization		(380,217)	(79,391)
Total		$15,166,197	$9,485,786

Amortization of land and yew forest use rights attributable to future periods is as follows:

Amount
Years ending December 31:
2012	$342,484
2013	342,484
2014	342,484
2015	342,484
2016	342,484
2017 and thereafter	13,453,777
Total	$15,166,197

Accrued Expenses and Other Payables	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accrued Expenses and Other Payables [Abstract]
ACCRUED EXPENSES AND OTHER PAYABLES
NOTE 7 – ACCRUED EXPENSES AND OTHER PAYABLES

At September 30, 2012 and December 31, 2011, accrued expenses and other payables consisted of the following:

	September 30, 2012	December 31, 2011
Accrued wage	$19,939	$16,844
Accrued professional fees	10,000	75,029
Other	20,000	28,028
Total	$49,939	$119,901

NOTE 6 — ACCRUED EXPENSES AND OTHER PAYABLES

At December 31, 2011 and 2010, accrued expenses and other payables consisted of the following:

	December 31,
	2011	2010
Accrued wage	$16,844	$30,462
Accrued professional fees	75,029	—
Other	28,028	25,142
Total	$119,901	$55,604

Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Taxes [Abstract]
TAXES
NOTE 8 – TAXES

(a) Federal Income Tax and Enterprise Income Taxes

The Company is incorporated in the State of Nevada and is subject to the United States federal income tax at a tax rate of 34%. No provision for income taxes in the U.S. has been made as the Company had no U.S. taxable income as of September 30, 2012 and December 31, 2011.

The Company’s subsidiary and VIE, JSJ and HDS, respectively, being incorporated in the PRC, are subject to PRC’s Enterprise Income Tax. Pursuant to the PRC Income Tax Laws, Enterprise Income Taxes (“EIT”) is generally imposed at 25%. However, JSJ and HDS has been named as a leading enterprise in the agricultural area and awarded with a tax exemption for the years up to December 31, 2058.

The table below summarizes the difference between the U.S. statutory federal tax rate and the Company’s effective tax rate for the nine months ended September 30, 2012 and 2011:

	Nine Months Ended September 30,
	2012	2011
U.S. federal income tax rate	34%	34%
Foreign income not recognized in the U.S.	(34)%	(34)%
PRC enterprise income tax	25%	25%
Tax exemption	(25)%	(25)%
Total provision for income tax	-	-

Income before income tax expenses of $879,659 and $712,305 for the three months ended September 30, 2012 and 2011, respectively, and $3,359,870 and $2,838,337 for the nine months ended September 30, 2012 and 2011, respectively, was attributed to subsidiaries with operations in China. No income tax expense related to China income incurred for the nine months ended September 30, 2012 and 2011.

The combined effects of the income tax expense exemptions and tax reductions available to the Company for the three and nine months ended September 30, 2012 and 2011 are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Tax exemption effect	$255,902	$188,982	$909,548	$737,027
Basic net income per share effect	$(0.01)	$(0.00)	$(0.02)	$(0.02)
Diluted net income per share effect	$(0.01)	$(0.00)	$(0.02)	$(0.01)

The Company has incurred United States net operating loss for income tax purposes for the three and nine months ended September 30, 2012 and 2011. The net operating loss carry forwards for United States income tax purposes amounted to $830,018 and $564,438 at September 30, 2012 and December 31, 2011, respectively, which may be available to reduce future years’ taxable income. These carry forwards will expire, if not utilized, through 2032. Management believes that the realization of the benefits arising from this loss appear to be uncertain due to the Company’s limited operating history and continuing losses for United States income tax purposes. Accordingly, the Company has provided a 100% valuation allowance at September 30, 2012 and December 31, 2011. The valuation allowance at September 30, 2012 and December 31, 2011 was approximately $282,206 and $191,909, respectively. The net change in the valuation allowance was an increase of $47,527 and $13,566 during the three months ended September 30, 2012 and 2011, respectively, and $90,297 and $33,224 during the nine months ended September 30, 2012 and 2011, respectively, and management will review this valuation allowance periodically and make adjustments as warranted.

For U.S. tax purposes, the Company has cumulative undistributed earnings of foreign subsidiary and VIE of approximately $15.3 million and $12.0 million as of September 30, 2012 and December 31, 2011, respectively, which are included in consolidated retained earnings and will continue to be indefinitely reinvested in international operations. Accordingly, no provision has been made for U.S. deferred taxes related to future repatriation of these earnings, nor is it practicable to estimate the amount of income taxes that would have to be provided if we concluded that such earnings will be remitted to the U.S. in the future.

There will be no deferred income tax assets or liabilities calculation in the Federal Income Tax because the US corporation taxable loss and deferred taxable loss was the same and the use of any net operating loss carry forwards appears to be uncertain, There will be no deferred income tax assets or liabilities calculation in the EIT because the Company awarded EIT exempted status under agricultural area.

The Company did not have any interest and penalty provided or recognized in the income statements for the three and nine months ended September 30, 2012 and 2011 or balance sheet as of September 30, 2012 and December 31, 2011. The Company did not have uncertainty tax positions or events leading to uncertainty tax position within the next 12 months. The Company’s 2009, 2010 and 2011 U.S. Corporation Income Tax Return are subject to U.S. Internal Revenue Service examination. The Company’s 2008, 2009, 2010 and 2011 China corporate income tax returns are subject to China State Administration of Taxation examination.

(b) Value Added Taxes

The applicable VAT tax rate is 13% for agricultural products and 17% for handicrafts sold in the PRC. In accordance with VAT regulations in the PRC, the Company is exempt from paying VAT on its yew seedling and trees sales as an agricultural corps cultivating company up to December 31, 2016. VAT payable in the PRC is charged on an aggregated basis at the applicable rate on the full price collected for the goods sold or taxable services provided and less any deductible VAT already paid by the taxpayer on purchases of goods in the same financial year.

NOTE 7 — TAXES

(a) Federal Income Tax and Enterprise Income Taxes (“EIT”)

The Company is registered in the State of Nevada and is subject to the United States federal income tax at a tax rate of 34%. No provision for income taxes in the U.S. has been made as the Company had no U.S. taxable income as of December 31, 2011 and 2010.

The Company’s subsidiary and VIE, JSJ and HDS, respectively, being incorporated in the PRC, are subject to PRC’s Enterprise Income Tax. Pursuant to the PRC Income Tax Laws, Enterprise Income Taxes (“EIT”) is generally imposed at 25%. However, JSJ and HDS has been named as a leading enterprise in the agricultural area and awarded with a tax exemption for the years up to December 31, 2058.

The table below summarizes the difference between the U.S. Statutory federal tax rate and the Group’s effective tax rate for the years ended December 31, 2011 and 2010:

	Years ended December 31,
	2011	2010
U.S. federal income tax rate	34%	34%
Foreign income not recognized in the U.S.	(34%)	(34%)
PRC Enterprise Income Tax	25%	25%
Tax exemption	(25%)	(25%)
Total provision for income tax	—	—

Income before income tax expenses of $4,193,516 and $2,787,319 for the years ended December 31, 2011 and 2010, respectively, was attributed to subsidiaries with operations in China. No income tax expense related to China income incurred for the years ended December 31, 2011 and 2010.

The combined effects of the income tax expense exemptions and tax reductions available to the Company for the years ended December 31, 2011 and 2010 are as follows:

	Years ended December 31,
	2011	2010
Tax exemption effect	$1,050,746	$711,593
Basic net income per share effect	$(0.03)	$(0.02)
Diluted net income per share effect	$(0.02)	$(0.01)

The Company has incurred United States net operating loss for income tax purposes for the years ended December 31, 2011 and 2010. The net operating loss carry forwards for United States income tax purposes amounted to $564,438 and $410,282 at December 31, 2011 and 2010, respectively, which may be available to reduce future years’ taxable income. These carry forwards will expire, if not utilized, through 2031. Management believes that the realization of the benefits arising from this loss appear to be uncertain due to Company’s limited operating history and continuing losses for United States income tax purposes. Accordingly, the Company has provided a 100% valuation allowance at December 31, 2011 and 2010. For the years ended December 31, 2011 and 2010, the valuation allowance amounted to $191,909 and $139,496, respectively, and management will review this valuation allowance periodically and make adjustments as warranted.

For U.S. tax purposes, the Company has cumulative undistributed earnings of foreign subsidiary and VIE of approximately $12.0 million and $8.3 million as of December 31, 2011 and 2010, respectively, which are included in consolidated retained earnings and will continue to be indefinitely reinvested in international operations. Accordingly, no provision has been made for U.S. deferred taxes related to future repatriation of these earnings, nor is it practicable to estimate the amount of income taxes that would have to be provided if we concluded that such earnings will be remitted to the U.S. in the future.

There will be no deferred income tax assets or liabilities calculation in the Federal Income Tax because the US corporation taxable loss and deferred taxable loss was the same and the use of any net operating loss carry forwards appears to be uncertain, There will be no deferred income tax assets or liabilities calculation in the Enterprise Income Tax because the Company awarded EIT exempted status under agricultural area.

The Company did not have any interest and penalty provided or recognized in the income statements for the years ended December 31, 2011 and 2010 or balance sheet as of December 31, 2011 and 2010. The Company did not have uncertainty tax positions or events leading to uncertainty tax position within the next 12 months. The Company’s 2009, 2010 and 2011 U.S. Corporation Income Tax Return are subject to U.S. Internal Revenue Service examination. The Company’s 2008, 2009, 2010 and 2011 China corporate income tax returns are subject to China State Administration of Taxation examination.

(b) Value Added Taxes

The applicable VAT tax rate is 13% for agricultural products and 17% for handicrafts sold in the PRC. In accordance with VAT regulations in the PRC, the Company is exempt from paying VAT on its yew seedling and trees sales as an agricultural corps cultivating company up to December 31, 2016. VAT payable in the PRC is charged on an aggregated basis at the applicable rate on the full price collected for the goods sold or taxable services provided and less any deductible VAT already paid by the taxpayer on purchases of goods in the same financial year.

Stockholders Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stockholders��� Equity [Abstract]
STOCKHOLDERS��� EQUITY
NOTE 9 – STOCKHOLDERS’ EQUITY

At December 31, 2011, the Company reflected a $950,000 refundable common stock subscription liability related to 9,500,000 of the shares in a private offering of the Company’s common stock (the “2009 Summer Offering”) on the accompanying balance sheet. The 9,500,000 shares of YBP Common Stock were the subject of a rescission offering (the “Rescission Offering”) to the 62 subscribers in the 2009 Summer Offering, all of whom are residents of the PRC. In the Rescission Offering, subscribers in the 2009 Summer Offering could either 1) confirm their subscriptions of shares of YBP Common Stock or 2) elect to rescind their subscriptions of shares of YBP Common Stock and receive a refund of their respective subscription amounts, together with interest. Pursuant to the Rescission Offering, which was conducted in March 2012, all the subscribers in the 2009 Summer Offering confirmed their subscriptions for an aggregate 9,500,000 shares of YBP Common Stock.

Pursuant to an agreement dated November 1, 2010 between YBP and a consultant, a resident of the U.S., YBP agreed to pay $20,000 cash and 500,000 Shares to the consultant as compensation for consulting services rendered by him to the Company. The shares were valued at $0.10 per share or $50,000 in total and the Company recorded $50,000 of compensation expense related to those Shares for the year ended December 31, 2010. The shares were recorded as outstanding as of September 30, 2012 and December 31, 2011.

NOTE 8 — STOCKHOLDERS’ EQUITY

At December 31, 2011 and 2010, the Company reflected a $950,000 refundable common stock subscription liability related to 9,500,000 of the shares in the Summer 2009 Offering on the accompanying balance sheet. The 9,500,000 shares of YBP Common Stock were the subject of a rescission offering (the “Rescission Offering”) to the 62 subscribers in the Summer 2009 Offering, all of whom are residents of the PRC. In the Rescission Offering, subscribers in the 2009 Summer Offering could either 1) confirm their subscriptions of shares of YBP Common Stock or 2) elect to rescind their subscriptions of shares of YBP Common Stock and receive a refund of their respective subscription amounts, together with interest. Pursuant to the Rescission Offering, which was conducted in March 2012, all the subscribers in the 2009 Summer Offering confirmed their subscriptions for an aggregate 9,500,000 shares of YBP Common Stock.

Pursuant to an agreement dated November 1, 2010 between YBP and the consultant, a resident of the U.S., YBP agreed to pay $20,000 cash and 500,000 Shares to the consultant as compensation for consulting services rendered by him to the Company. The shares were valued at $0.10 per share or $50,000 in total and the Company recorded $50,000 of compensation expense related to those Shares for the year ended December 31, 2010. The shares were recorded as outstanding as of December 31, 2011 and 2010 but not issued until April 2012. In April 2012, the Company issued the 500,000 shares to the consultant.

Earnings Per Share	9 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
EARNINGS PER SHARE
NOTE 10 – EARNINGS PER SHARE

ASC 260 “Earnings per Share,” requires dual presentation of basic and diluted earnings per share (“EPS”) with a reconciliation of the numerator and denominator of the basic EPS computation to the numerator and denominator of the diluted EPS computation. Basic EPS excludes dilution. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the entity.

Basic net income per share is computed by dividing net income available to common shareholders by the weighted average number of shares of common stock outstanding during the period. Diluted income per share is computed by dividing net income by the weighted average number of shares of common stock, common stock equivalents and potentially dilutive securities outstanding during each period.

The following table presents a reconciliation of basic and diluted net income per share for the three months ended September 30, 2012 and 2011:

	Three Months Ended September 30,
	2012	2011
Net income available to common stockholders for basic and diluted net income per share of common stock	$879,659	$712,305
Weighted average common stock outstanding - basic	50,000,000	40,500,000
Effect of dilutive securities:
Subscribed common shares issuable and subject to recession	-	9,500,000
Weighted average common stock outstanding - diluted	50,000,000	50,000,000
Net income per common share - basic	$0.02	$0.02
Net income per common share - diluted	$0.02	$0.01

The following table presents a reconciliation of basic and diluted net income per share for the nine months ended September 30, 2012 and 2011:

	Nine Months Ended September 30,
	2012	2011
Net income available to common stockholders for basic and diluted net income per share of common stock	$3,359,870	$2,838,337
Weighted average common stock outstanding - basic	47,052,920	40,500,000
Effect of dilutive securities:
Subscribed common shares issuable and subject to recession	2,947,080	9,500,000
Weighted average common stock outstanding - diluted	50,000,000	50,000,000
Net income per common share - basic	$0.07	$0.07
Net income per common share - diluted	$0.07	$0.06

Concentrations of Credit Risk and Major Customers	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Concentrations Of Credit Risk and Major Customers [Abstract]
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS
NOTE 11 – CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS

Customers

For the three and nine months ended September 30, 2012 and 2011, customers accounting for 10% or more of the Company’s revenue were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
Customer	2012	2011	2012	2011
A	20%	27%	16%	28%
B	32%	21%	12%	26%
C	13%	24%	14%	14%
D	*	18%	*	*
E	17%	*	14%	*
F	*	*	11%	*
G	*	*	13%	*

*	Less than10%

Three of the Company’s top five largest customers for the nine months ended September 30, 2012 accounted for 100% of the Company’s accounts receivable at September 30, 2012. The Company did not have any accounts receivable at December 31, 2011.

Suppliers

For the three and nine months ended September 30, 2012, the Company did not make any purchases of yew seedlings. In connection with an agreement to acquire a land use right (see Note 15) in July 2012 (the “Fuye Field Agreement”), the Company acquired more than 80,000 trees - which are not yew trees - for approximately $2.2 million (the amount was included in the land use right agreement as part of the purchase price) from an individual.  For the three and nine months ended September 30, 2012, this purchase  accounted for 100% and 95%, respectively, of the Company’s purchase of yew seedlings and other trees  and the Company had accounts payable of $895,532 related to the supplier at September 30, 2012. For the three months ended September 30, 2011, the Company did not make any purchases of yew seedlings. For the nine months ended September 30, 2011, one company accounted for 94% of the Company’s purchase of yew seedlings and the Company had accounts payable of $2,379,308 related to the supplier at September 30, 2011.

NOTE 9 — CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS

Customers

For the years ended December 31, 2011 and 2010, customers accounting for 10% or more of the Company’s revenue were as follows:

	Years ended December 31,
Customer	2011	2010
A	5%	19%
B	23%	26%
C	*	13%
D	10%	10%
E	29%	*
F	13%	*

*	Below 1%

We did not have any accounts receivable amount at December 31, 2011 and 2010.

Suppliers

For the year ended December 31, 2011, a third party supplier accounted 97% of its purchase and the Company had $1,313,982 accounts payable related to the supplier at December 31, 2011. For the year ended December 31, 2010, other than a related party supplier a related party company Heilongjiang Zishan Technology Co., Ltd. (see Note 10), the Company did not have any suppliers accounted for more than 10% of its purchases.

Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 12 – RELATED PARTY TRANSACTIONS

In addition to several of the Company’s officers and directors, the Company conducted transactions with the following related parties:

Company	Ownership
Heilongjiang Zishan Technology Stock Co., Ltd. (“ZTC”)
18% owned by Heilongjiang Hongdoushan Ecology Forest Stock Co., Ltd., 39% owned by Zhiguo Wang, Chairman and Chief Executive Officer, 31% owned by Guifang Qi, the wife of Mr. Wang and Director of the Company, and 12% owned by third parties.

Heilongjiang Yew Pharmaceuticals, Co., Ltd. (“Yew Pharmaceutical”)	95% owned by Heilongjiang Hongdoushan Ecology Forest Stock Co., Ltd., and 5% owned by Madame Qi.

Shanghai Kairun Bio-Pharmaceutical Co., Ltd. (“Kairun”)	60% owned by Heilongjiang Zishan Technology Co., Ltd., 20% owned by Heilongjiang Hongdoushan Ecology Forest Stock Co., Ltd., and 20% owned by Mr. Wang.

Heilongjiang Hongdoushan Ecology Forest Stock Co., Ltd. (“HEFS”)	63% owned by Mr. Wang, 34% owned by Madame Qi, and 3% owned by third parties.

Revenue from Related Parties

Pursuant to the Cooperation and Development Agreement discussed below, the Company generated sales from its related party company, Yew Pharmaceutical.  For the three and nine months ended September 30, 2012 and 2011, the Company recorded revenues from this related party, as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
Name of related party	2012	2011	2012	2011
Yew pharmaceutical	$442,467	$251,876	$602,159	$1,169,688
Total	$442,467	$251,876	$602,159	$1,169,688

At September 30, 2012 and December 31, 2011, the Company did not have any accounts receivable from Yew Pharmaceutical.

Cooperation and Development Agreement

On January 9, 2010, the Company entered into a Cooperation and Development Agreement (the “Development Agreement”) with Yew Pharmaceutical. Pursuant to the Development Agreement, for a period of ten years expiring on January 9, 2020, the Company shall supply cultivated yew raw materials to Yew Pharmaceutical that will be used by Yew Pharmaceutical to make traditional Chinese medicines and other pharmaceutical products, at price of RMB 1,000,000 (approximately $158,000) per metric ton. For the three months ended September 30, 2012 and 2011, sales to Yew Pharmaceutical under the Development Agreement amounted to $442,467 and $251,876, respectively. For the nine months ended September 30, 2012 and 2011, sales to Yew Pharmaceutical under the Development Agreement amounted to $600,558 and $1,169,688, respectively. At September 30, 2012 and December 31, 2011, the Company did not have any accounts receivable from Yew Pharmaceutical.

Purchases

For the three and nine months ended September 30, 2012 and 2011, the Company did not make any material purchases from its related party companies. At September 30, 2012 and December 31, 2011, there were no accounts payable amounts related to related parties.

Operating leases

On March 25, 2005, the Company entered into an Agreement for the Lease of Seedling Land with ZTC (the “ZTC Lease”). Pursuant to the ZTC Lease, the Company leased 361 mu of land from ZTC for a period of 30 years, expiring on March 24, 2035. Annual payments under the ZTC Lease are RMB 162,450 (approximately $25,400). The payment for the first five years of the ZTC Lease was due prior to December 31, 2010 and beginning in 2011, the Company is required to make full payment for the land use rights in advance for each subsequent five-year period. For the three months ended September 30, 2012 and 2011, rent expense related to the ZTC Lease amounted to $6,414 and $6,323, respectively. For the nine months ended September 30, 2012 and 2011, rent expense related to the ZTC Lease amounted to $19,255 and $18,727, respectively. At September 30, 2012, prepaid rent to ZTC amounted to $64,118. At December 31, 2011, amounts due under the ZTC lease amounted to $172,284, and are included in due to related parties on the accompanying consolidated balance sheets.

On December 3, 2008, the Company entered into a lease for retail space in Harbin with Madame Qi (the “Store Lease”). Pursuant to the Store Lease, no payment was due for the first year and an annual payment of RMB 12,000 (approximately $1,875) is due for each of the second and third years thereof. The term of the Store Lease is three years and expired on December 3, 2011. On November 15, 2011, the Company renewed the Store Lease. Pursuant to the renewed Store Lease, the annual rent is RMB 15,600 (approximately $2,359) and the annual payment is due by May 30 of each year. The term of the renewed Store Lease is 3 years and expires on December 1, 2014. For the three months ended September 30, 2012 and 2011, rent expense related to the Store Lease amounted to $616 and $467, respectively. For the nine months ended September 30, 2012 and 2011, rent expense related to the Store Lease amounted to $1,849 and $1,383, respectively. At September 30, 2012, prepaid rent to Madame Qi amounted to $411.

On January 1, 2010, the Company entered into a lease for office space with Mr. Wang (the “Office Lease”). Pursuant to the Office Lease, annual payments of RMB 15,000 (approximately $2,400) are due for each of the term. The term of the Office Lease is 15 years and expires on December 31, 2025. For the three months ended September 30, 2012 and 2011, rent expense related to the Office Lease amounted $592 and $584, respectively. For the nine months ended September 30, 2012 and 2011, rent expense related to the Office Lease amounted $1,778 and $1,729, respectively.

On July 1, 2012, the Company entered into a lease for office space with Mr. Wang (the “Far East Office Lease”). Pursuant to the Far East Office Lease, JSJ leases approximately 30 square meter of office space from Mr. Wang in Harbin. Rent under the Far East Office Lease is RMB 10,000 (approximately $1,600) annually. The term of the Far East Office Lease is three years and expires on June 30, 2015.For the three and nine months ended September 30, 2012, rent expense related to the Far East Office Lease amounted $395. At September 30, 2012, prepaid rent to Mr. Wang related to the Far East Office Lease amounted to $2,763.

At September 30, 2012, the total prepaid rent for above operating lease amounted to $67,292 which was included in prepaid rent – related parties on the accompanying consolidated balance sheets.

Future minimum rental payments required under the related party operating leases are as follows:

Twelve-month periods ending September 30:
2013	$32,057
2014	32,057
2015	29,610
2016	28,015
2017	28,015
Thereafter	468,366
Total	$618,120

Due to/due from related parties

The Company also received from and provided advances to its officers and directors and related parties. These advances are unsecured and payable on demand. The due to/due from related party amount at September 30, 2012 and December 31, 2011 is as follows:
	Due to related party
Name of related party	September 30, 2012	December 31, 2011
Zhiguo Wang	$54,409	$31,357
Yew Pharmaceutical	-	62,847
Madame Qi	1,689	-
ZTC	-	172,284
Total	$56,098	$266,488

Research and Development Agreement

The Company entered into a Technology Development Service Agreement dated January 1, 2010 (the “Technology Agreement”) with Kairun. The term of the Technology Agreement was two years. Under the Technology Agreement, Kairun provides the Company with testing and technologies regarding utilization of yew trees to extract taxol and develop higher concentration of taxol in the yew trees the Company grow and cultivate. For these services, the Company agreed to pay Kairun RMB 200,000 after the technologies developed by Kairun are tested and approved by the Company. The Company will retain all intellectual property rights in connection with the technologies developed by Kairun. Kairun may not provide similar services to any other party without the Company’s prior written consent. In February 2012, we entered into a supplemental agreement with Kairun, extending the term of the Technology Agreement indefinitely until project results specified in the original Technology Agreement have been achieved. Kairun is owned directly and indirectly primarily by Mr. Wang and Madame Qi. As of September 30, 2012, Kairun has not yet completed the services provided for in the Technology Agreement and, therefore, no payment was made to Kairun.

NOTE 10 — RELATED PARTY TRANSACTIONS

In addition to several of the Company’s officers and directors, the Company conducted transactions with the following related parties:

Company	Ownership
Heilongjiang Zishan Technology Stock Co., Ltd. (“ZTC”)
18% owned by Heilongjiang Hongdoushan Ecology Forest Stock Co., Ltd., 39% owned by Zhiguo Wang, Chairman and Chief Executive Officer, 31% owned by Guifang Qi, the wife of Mr. Wang and Director of the Company, and 12% owned by third parties

Heilongjiang Yew Pharmaceuticals, Co., Ltd. (“Yew Pharmaceutical”)	95% owned by Heilongjiang Hongdoushan Ecology Forest Stock Co., Ltd., and 5% owned by Madame Qi

Shanghai Kairun Bio-Pharmaceutical Co., Ltd. (“Kairun”)	60% owned by Heilongjiang Zishan Technology Co., Ltd., 20% owned by Heilongjiang Hongdoushan Ecology Forest Stock Co., Ltd., and 20% owned by Mr. Wang

Heilongjiang Hongdoushan Ecology Forest Stock Co., Ltd. (“HEFS”)	63% owned by Mr. Wang, 34% owned by Madame Qi, and 3% owned by third parties

Revenue from Related Parties

Pursuant to the Cooperation and Development Agreement discussed below, the Company generated sales from its related party company, Yew Pharmaceutical. For the years ended December 31, 2011 and 2010, the Company recorded revenues to this related party as follows:

Name of Related Party	Revenues
	2011	2010
Yew Pharmaceutical	$1,396,613	$1,338,871
Total	$1,396,613	$1,338,871

At December 31, 2011 and 2010, the Company did not have any accounts receivable from Yew Pharmaceutical.

Cooperation and Development Agreement

On January 9, 2010, the Company entered into a Cooperation and Development Agreement (the “Development Agreement”) with Yew Pharmaceutical. Pursuant to the Development Agreement, for a period of ten years expiring on January 9, 2020, the Company shall supply cultivated yew raw materials to Yew Pharmaceutical that will be used by Yew Pharmaceutical to make TCM and other pharmaceutical products, at price of RMB 1,000,000 (approximately $156,000) per metric ton. For the years ended December 31, 2011 and 2010, sales to Yew Pharmaceutical amounted to $1,396,613 and $1,338,871, respectively. At December 31, 2011 and 2010, the Company did not have any accounts receivable from Yew Pharmaceutical.

Purchases

For the years ended December 31, 2011 and 2010, the Company made purchases in the amount of $3,398 and $1,792,035, respectively, of yew seedlings from ZTC. At December 31, 2011 and 2010, there was no accounts payable amount due to ZTC related to the purchases.

Operating leases

On March 25, 2005, the Company entered into an Agreement for the Lease of Seedling Land with ZTC (the “ZTC Lease”). Pursuant to the ZTC Lease, the Company leased 361 mu of land from ZTC for a period of 30 years, expiring on March 24, 2035. Annual payments under the ZTC Lease are RMB 162,450 (approximately $25,400). The payment for the first five years of the ZTC Lease was due prior to December 31, 2010 and beginning in 2011, the Company is required to make full payment for the land use rights in advance for each subsequent five-year period. For the years ended December 31, 2011 and 2010, rent expense related to the ZTC Lease amounted to $25,095 and $23,965, respectively. At December 31, 2011 and 2010, amounts due under the ZTC lease amounted to $172,284 and $141,276, respectively, and are included in due to related parties on the accompanying balance sheets.

On December 3, 2008, the Company entered into a lease for retail space in Harbin with Madame Qi (the “Store Lease”). Pursuant to the Store Lease, no payment was due for the first year and an annual payment of RMB 12,000 (approximately $1,875) is due for each of the second and third years thereof. The term of the Store Lease is three years and expired on December 3, 2011. On November 15, 2011, the Company renewed the Store Lease. Pursuant to the renewed Store Lease, the annual rent is RMB 15,600 (approximately $2,359) and the annual payment is due by May 30 of each year. The term of the renewed Store Lease is 3 years and expires on December 1, 2014. For the years ended December 31, 2011 and 2010, rent expense related to the Store Lease amounted to $1,854 and $1,770, respectively.

On January 1, 2010, the Company entered into a lease for office space with Mr. Wang (the “Office Lease”). Pursuant to the Office Lease, annual payments of RMB 15,000 (approximately $2,400) are due for each of the term. The term of the Office Lease is 15 years and expires on December 31, 2025. For the years ended December 31, 2011 and 2010, rent expense related to the Office Lease amounted $2,317 and $2,213, respectively.

Future minimum rental payments required under the related party operating leases are as follows:

Years Ending December 31:
2012	$30,331
2013	30,331
2014	30,331
2015	27,880
2016	27,880
Thereafter	487,018
Total	$633,771

Due to/due from related parties

The Company also received from and provided advances to its officers and directors and related parties. These advances are unsecured and payable on demand.

The due to/due from related parties amount at December 31, 2011 and 2010 is as follows:

Name of Related Party	Due from related parties		Due to related parties
	2011	2010	2011	2010
Zhiguo Wang	$—	$57,131	$31,357	$—
Yew Pharmaceutical	—	—	62,847	—
ZTC	—	—	172,284	141,276
Total	$—	$57,131	$266,488	$141,276

Research and Development Agreement

The Company entered into a Technology Development Service Agreement dated January 1, 2010 (the “Technology Agreement”) with Kairun. The term of the Technology Agreement was two years. Under the Technology Agreement, Kairun provides the Company with testing and technologies regarding utilization of yew trees to extract taxol and develop higher concentration of taxol in the yew trees the Company grow and cultivate. For these services, the Company agreed to pay Kairun RMB 200,000 after the technologies developed by Kairun are tested and approved by the Company. The Company will retain all intellectual property rights in connection with the technologies developed by Kairun. Kairun may not provide similar services to any other party without the Company’s prior written consent. As of December 31, 2011, Kairun did not complete the service and no payment was made to Kairun. Accordingly, in February 2012, the Company entered into a supplemental agreement with Kairun, extending the term of the Technology Agreement indefinitely until project results specified in the original Technology Agreement have been achieved. Kairun is owned directly and indirectly primarily by Mr. Wang and Madame Qi.

Statutory Reserves	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Statutory Reserves [Abstract]
STATUTORY RESERVES
NOTE 13 – STATUTORY RESERVES

The Company is required to make appropriations to reserve funds, comprising the statutory surplus reserve and discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriation to the statutory surplus reserve is required to be at least 10% of the after tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entities’ registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors.

The statutory surplus reserve fund is non-distributable other than during liquidation and can be used to fund previous years’ losses, if any, and may be utilized for business expansion or converted into share capital by issuing new shares to existing shareholders in proportion to their shareholding or by increasing the par value of the shares currently held by them, provided that the remaining reserve balance after such issue is not less than 25% of the registered capital. For the three months ended September 30, 2012 and 2011, the Company appropriated to the statutory surplus reserve in the amount of $102,361 and $75,593, respectively. For the nine months ended September 30, 2012 and 2011, the Company appropriated to the statutory surplus reserve in the amount of $363,819 and $294,811, respectively. The accumulated balance of the statutory reserve of the Company as of September 30, 2012 and December 31, 2011 was $2,049,906 and $1,686,087, respectively.

NOTE 11 — STATUTORY RESERVES

The Company is required to make appropriations to reserve funds, comprising the statutory surplus reserve and discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriation to the statutory surplus reserve is required to be at least 10% of the after tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entities’ registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors.

The statutory surplus reserve fund is non-distributable other than during liquidation and can be used to fund previous years’ losses, if any, and may be utilized for business expansion or converted into share capital by issuing new shares to existing shareholders in proportion to their shareholding or by increasing the par value of the shares currently held by them, provided that the remaining reserve balance after such issue is not less than 25% of the registered capital. For the years ended December 31, 2011 and 2010, the Company appropriated to the statutory surplus reserve in the amount of $420,299 and $284,638, respectively. The accumulated balance of the statutory reserve of the Company as of December 31, 2011 and 2010 was $1,686,087 and $1,265,788, respectively.

Segment Information	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Segment Information [Abstract]
SEGMENT INFORMATION
NOTE 14 – SEGMENT INFORMATION

ASC 280 requires use of the “management approach” model for segment reporting. The management approach model is based on the way a company’s management organizes segments within the company for making operating decisions and assessing performance. Reportable segments are based on products and services, geography, legal structure, management structure, or any other manner in which management disaggregates a company.

During the three and nine months ended September 30, 2012 and 2011, the Company operated in three reportable business segments: (1) the TCM raw materials segment, consisting of the production and sale of yew raw materials used in the manufacture of TCM; (2) the yew tree segment, consisting of the growth and sale of yew tree seedlings and mature trees, including potted miniature yew trees; and (3) the handicrafts segment, consisting of the manufacture and sale of handicrafts and furniture made of yew timber. The Company’s reportable segments are strategic business units that offer different products. They are managed separately based on the fundamental differences in their operations. All of the Company’s operations are conducted in the PRC.

Information with respect to these reportable business segments for the three and nine months ended September 30, 2012 and 2011 is as follows:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2012	2011	2012	2011
Revenues:
TCM raw materials	$893,909	$859,497	$2,860,552	$2,659,234
Yew trees	396,416	322,015	1,853,504	1,665,665
Handicrafts	82,699	24,486	118,734	91,391
	1,373,024	1,205,998	4,832,790	4,416,290
Cost of revenues:
TCM raw materials	158,354	161,226	446,436	640,843
Yew trees	21,395	88,380	320,410	287,681
Handicrafts	51,188	11,524	69,863	60,068
	230,937	261,130	836,709	988,592
Depreciation and amortization:
TCM raw materials	84,334	95,545	253,157	208,248
Yew trees	14,573	13,020	41,638	37,485
Handicrafts	7,428	9,538	23,532	23,824
Other	36,017	14,877	99,396	71,660
	142,352	132,980	417,723	341,217
Net income (loss):
TCM raw materials	735,555	698,271	2,414,116	2,018,391
Yew trees	375,021	233,635	1,533,094	1,377,984
Handicrafts	31,511	12,962	48,871	31,323
Other	(262,428)	(232,563)	(636,211)	(589,361)
	$879,659	$712,305	$3,359,870	$2,838,337

	December 31, 2011
	TCM raw materials	Yew trees	Handicrafts	Other	Total
Identifiable long-lived assets, net	$14,880,192	$600,364	$153,686	$316,177	$15,950,419
Expenditures for segment assets	$5,515,590	$61,436	$-	$130,385	$5,707,411

	September 30, 2012
	TCM raw materials	Yew trees	Handicrafts	Other	Total
Identifiable long-lived assets, net	$14,687,708	$739,908	$130,936	$314,170	$15,872,722
Expenditures for segment assets	$65,749	$83,098	$-	$125,426	$274,273

The Company does not allocate any selling, general and administrative expenses to its reportable segments because these activities are managed at a corporate level and not allocable to any segment. Accordingly, depreciation, interest expense or net income by segment is not reported. The Company’s operations are located in the PRC. All revenues are derived from customers in the PRC. All of the Company’s operating assets are located in the PRC.

NOTE 12 — SEGMENT INFORMATION

For the years ended December 31, 2011 and 2010, the Company operated in three reportable business segments — (1) the yew tree segment, (2) the TCM raw materials segment and (3) the handicrafts segment. The Company’s reportable segments are strategic business units that offer different products. They are managed separately based on the fundamental differences in their operations. All of the Company’s operations are conducted in the PRC.

Information with respect to these reportable business segments for the years ended December 31, 2011 and 2010 is as follows:

	For the Year Ended December 31,
	2011	2010
Revenues:
TCM raw materials	$3,458,093	$2,845,067
Yew trees	2,400,245	2,131,445
Handicrafts	102,701	151,540
	5,961,039	5,128,052
Cost of revenues:
TCM raw materials	897,154	924,547
Yew trees	172,460	633,027
Handicrafts	56,351	80,489
	1,125,965	1,638,063
Depreciation and amortization:
TCM raw materials	286,196	44,239
Yew trees	30,185	48,648
Handicrafts	31,852	32,013
Other	122,684	80,662
	470,917	205,562
Net income (loss):
TCM raw materials	2,560,939	1,920,520
Yew trees	2,227,785	1,498,418
Handicrafts	46,350	71,051
Other	(794,763)	(904,029)
	$4,040,311	$2,585,960

	December 31, 2010
	TCM raw materials	Yew trees	Handicrafts	Other	Total
Identifiable long-lived assets, net	$8,892,246	$593,397	$182,694	$588,686	$10,257,023
Expenditures for segment assets	9,021,506	7,745	5,353	155,988	9,190,592

	December 31, 2011
	TCM raw materials	Yew trees	Handicrafts	Other	Total
Identifiable long-lived assets, net	$14,880,192	$600,364	$153,686	$316,177	$15,950,419
Expenditures for segment assets	5,515,590	61,436	—	130,385	5,707,411

The Company does not allocate any selling, general and administrative expenses to its reportable segments because these activities are managed at a corporate level and not allocable to any segment. Accordingly, depreciation, interest expense or net income by segment is not reported. The Company’s operations are located in the PRC. All revenues are derived from customers in the PRC. All of the Company’s operating assets are located in the PRC.

Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 15 – COMMITMENTS AND CONTINGENCIES

Operating lease

On March 20, 2002, the Company leased office space in the A’cheng district in Harbin (the “A’cheng Lease”). The A’cheng Lease is for a term of 23 years and expires on March 19, 2025. Pursuant to the A’cheng Lease, lease payment shall be made as follows:

Year	Annual lease amount	Payment due date
March 2002 to February 2012	RMB 25,000	Before December 2012
March 2012 to February 2017	RMB 25,000	Before December 2017
March 2017 to March 2025	RMB 25,000	Before December 2025

For the three months ended September 30, 2012 and 2011, rent expense related to the A’cheng Lease amounted $987 and $973, respectively. For the nine months ended September 30, 2012 and 2011, rent expense related to the A’cheng Lease amounted $2,963 and $2,882, respectively.

Future minimum rental payments required under the A’cheng Lease are as follows:

Twelve-month periods ending September 30:
2013	$3,947
2014	3,947
2015	3,947
2016	3,947
2017	3,947
Thereafter	29,438
Total	$49,173

See Note 11 for related party operating lease commitments.

Seedling Purchase and Sale Long-Term Cooperation Agreement

On November 25, 2010, HDS entered into a Seedling Purchase and Sale Long-Term Cooperation Agreement (the “Seedling Agreement”) with Wuchang City Xinlin Foresty Co., Ltd (“Xinlin”), pursuant to which HDS will sell yew seedlings to Xinlin at a price equal to 90% of HDS’s publicly-published wholesale prices. Xinlin has agreed to purchase from the Company 10,000 yew seedlings annually. The Company did not make sales under the Seedling Agreement for the three and nine months ended September 30, 2012. For the three and nine months ended September 30, 2011, the Company made sales of $0 and $311,158, respectively, under the Seedling Agreement.

Land Use Rights and Yew Forest Purchase

On March 4, 2010, the Company entered into Land Use Right and Seedling Transfer Agreement with Heilongjiang Pingshan Yew Comprehensive Development Co., Ltd., pursuant to which the Company acquired land use rights with an area of 15,865 mu and all yew trees and seedlings situated on such land, for an aggregate cost of RMB 80,152,900 (approximately $12,500,000). The purchase price was divided into three installments, each installment representing a parcel of land and the Company paid final installment in full during the nine months ended September 30, 2012. As of September 30, 2012, there was no unpaid amount related to the Land Use Right and Seedling Transfer Agreement.

Land Use Right

On July 18, 2012, the Company entered into the Fuye Field Agreement with an individual in the PRC. Pursuant to the Fuye Field Agreement, HDS leases 117.5 mu (approximately 19.6 acres) located at Fuye Field, Beizhao Village, Hongxing Town, A’cheng District in Helongjiang Province, PRC. The term of the Fuye Field Agreement is 16 years, through March 2028. During the term of the Fuye Field Agreement, HDS has the right to develop the property for the production of yew trees. In addition, HDS acquired a building and more than 80,000 trees – which are not yew trees – located on the property.

Payments to be made by the Company under the Fuye Field Agreement total RMB 15,002,300, payable as follows:

•	RMB 6,300,000 upon receipt by HDS of all related supporting documents and materials on the ownership and land use right of the property;
•	RMB 3,700,000 on December 25, 2012;
•	RMB 5,002,300 on or before December 25, 2013.

The Company paid RMB 9,330,000 (approximately $1.5 million) as of September 30, 2012 and the unpaid amount related to the Fuye Field Agreement was RMB 5,672,300 (approximately $0.9 million) as of September 30, 2012 which was included in accounts payable on the accompanying consolidated balance sheets. The Company presently expects to be able to make the additional payments required by the Fuye Field Agreement from cash-on-hand and net cash flow from operations.

Options

Generally, the founders of a corporation in the United States receive shares of stock in consideration of the tangible and intangible assets contributed by them to the enterprise. Since the consideration for those shares is the transfer of assets, including intellectual property, and business know-how, sometimes referred to as “sweat equity”, no payment for such shares occurs.

However, unfamiliar with the usual way that founders acquire equity interests in corporations in the United States, the HDS Shareholders actually purchased their HDS Shareholders’ Stock between March 2008 and September 2009, for cash, in a series of four different offerings of YBP Common Stock during that period, at prices ranging between $0.02 and $0.10 per share, for an aggregate purchase price of $890,501.

As a result of the Contractual Arrangements of the Second Restructure, in which all of the profits of HDS will be paid under the terms of the Business Cooperation Agreement to JSJ, which is an indirect wholly-owned subsidiary of YBP, combined with the actual purchase by the HDS Shareholders of the HDS Shareholders’ Stock for cash, it could be viewed that Mr. Wang, Madame Qi and Mr. Han have, in effect, paid for their HDS Shareholders’ Stock twice.

Accordingly, it is the intention of the Company to rectify this situation by issuing a stock purchase option (a “Founder’s Option”) to each of Mr. Wang, Madame Qi and Mr. Han in an amount equal to the number of shares of YBP Common Stock that each of them currently owns. The terms of each Founder’s Option will be identical to each other except for the name of the optionee and the number of shares of YBP Common Stock subject to each such Founder’s Option. Those terms include:

●	The issuance of the Founder’s Option will be subject to pre-issuance approval by our shareholders as described below;

●	Each Founder’s Option will be fully vested upon issuance;

●
Each Founder’s Option may be exercised only upon the approval by the YBP shareholders of an amendment to YBP’s Articles of Incorporation increasing the number of shares of authorized Common Stock and the filing of an amendment of the Articles of Incorporation with the Secretary of State of Nevada;

●	Each Founder’s Option will be exercisable for a period of five years;

●	Each Founder’s Option will have a per share exercise price of equal to the fair market value of a share of YBP common stock on the date of grant; and

●
Each Founder’s Option will have a cashless exercise feature, pursuant to which, at the optionee’s election, he or she may choose to deliver previously-owned shares of YBP common stock in payment of the exercise price or not pay the exercise price of the Founder’s Option and receive instead a reduced number of shares of YBP common stock reflecting the value of the number of shares of YBP common stock equal to the difference, if any, between the aggregate fair market value of the shares issuable upon exercise of the Founder’s Option and the exercise price of the Founder’s Option.

The Company has scheduled a special meeting of shareholders (the “Meeting”) to be held on December 13, 2012 to approve the Founders’ Options, among other proposals to be brought before the Meeting. Shareholders of record as of the record date of October 18, 2012 will be entitled to vote at the Meeting.

Assuming the options are approved by the shareholders of the Company, the options will be valued on the date of grant using the Black-Scholes option pricing model, using the expected and implied volatility from its peer companies’ volatilities as the Company itself does not have historical trading history, expected dividends yield of 0%, expected term of 5 years and risk-free interest rate on the date of grant. The value of the options granted will be immediately recognized as the Company’s compensation expenses upon the issuance of the options. The number of shares of YBP Common Stock subject to each Founder’s Option is as follows:

Name of Optionee	Number of Shares Subject to Option
Zhioguo Wang	20,103,475
Guifang Qi	2,488,737
Xingming Han	213,300

The terms of the Founder’s Option have not been determined as a result of arm’s-length negotiations. The Board of Directors of YBP, which consists of the same persons who are the HDS Shareholders and the grantees of the Founder’s Option, may seek shareholder approval or ratification of the issuance of the Founder’s Options.

To the extent that the Founder’s Options are exercised, assuming they are granted as described above, the number of shares to YBP Common Stock then held by each HDS Shareholder could as much double, which would be highly dilutive to the other existing YBP shareholders. The following chart shows the maximum effect of this dilution assuming full exercise of each Founder’s Option for cash:

Shareholder	Number Shares Presently Held	Percentage of Issued Shares Presently Held	Number Shares Held Assuming Exercise of Founder’s Options	Percentage of Issued Shares Following Exercise of Founder’s Options
Zhiguo Wang	20,103,475	40.50%	40,206,950	55.23%
Guifang Qi	2,488,737	4.98%	4,977,474	6.84%
Xingming Han	213,300	0.43%	426,600	0.58%
All HDS Shareholders as a group (3 persons)	22,805,512	45.61%	45,611,024	62.65%

All other existing shareholders	27,194,488	54.39%	27,194,488	37.35%
Total	50,000,000	100.00%	72,805,512	100.00%

NOTE 13 — COMMITMENTS AND CONTINGENCIES

Operating lease

On March 20, 2002, the Company leased office space in the A’cheng district in Harbin (the “A’cheng Lease”). The A’cheng Lease is for a term of 23 years and expires on March 19, 2025. Pursuant to the A’cheng Lease, lease payment shall be made as follows:

Year	Annual Lease Amount	Payment Due Date
March 2002 to February 2012	RMB 25,000	Before December 2012
March 2012 to February 2017	RMB 25,000	Before December 2017
March 2017 to March 2025	RMB 25,000	Before December 2025

For the years ended December 31, 2011 and 2010, rent expense related to the A’cheng Lease amounted $3,862 and $3,688, respectively.

Future minimum rental payments required under the A’cheng Lease are as follows:

Years Ending December 31:
2012	$3,928
2013	3,928
2014	3,928
2015	3,928
2016	3,928
Thereafter	32,405
Total	$52,045

See Note 10 for related party operating lease commitments.

Seedling Purchase and Sale Long-Term Cooperation Agreement

On November 25, 2010, HDS entered into a Seedling Purchase and Sale Long-Term Cooperation Agreement (the “Seedling Agreement”) with Wuchang City Xinlin Forestry Co., Ltd (“Xinlin”), pursuant to which HDS will sell yew seedlings to Xinlin at a price equal to 90% of HDS’s publicly-published wholesale prices. Xinlin has agreed to purchase from the Company 10,000 yew seedlings annually. In 2011 and 2010, the Company made sales of $312,721 and $0, respectively, under the Seedling Agreement.

Land Use Rights and Yew Forest Purchase

On March 4, 2010, the Company entered into Land Use Right and Seedling Transfer Agreement with Heilongjiang Pingshan Yew Comprehensive Development Co., Ltd., pursuant to which the Company acquired land use rights with an area of 15,865 mu and all yew trees and seedlings situated on such land, for an aggregate cost of RMB 80,152,900 (approximately $12,500,000). The purchase price was divided into three installments, each installment representing a parcel of land. As of December 31, 2011, the Company made payments aggregated RMB 72,008,600 (approximately $11,100,000) and had a payable in the amount of RMB 8,144,300 (approximately $1,300,000) related to the purchase. The payable in the amount of approximately $1,300,000 related to the land use right and seedling purchase was recorded in the Company’s accounts payable on the accompanying balance sheet at December 31, 2011. Subsequent to December 31, 2011 and through the date of this report, the Company made payments aggregated RMB 2,005,000 (approximately $300,000) and had an RMB 6,139,300 (approximately $1,000,000) unpaid amount related to the Land Use Right and Seedling Transfer Agreement.

Joint Venture Agreement for Planting of Yew Trees	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Joint Venture Agreement For Planing Of Trees [Abstract]
JOINT VENTURE AGREEMENT FOR PLANTING OF YEW TREES
NOTE 16 – JOINT VENTURE AGREEMENT FOR PLANTING OF YEW TREES

On March 21, 2004, HDS entered into a Joint Venture Planting Agreement (the “Joint Venture Agreement”) with Wuchang City Forestry Bureau (the “Forest Bureau”), pursuant to which the Forest Bureau has given HDS access to 1,000,000 mu of forest land located in Wuchang City to develop yew tree forests and produce yew seedlings. Pursuant to the Joint Venture Agreement, the Company is required to plant yew trees on this land from 2004 to 2034. Any profits from the planting of yew trees and other agriculture shall be distributed 80% to the Company and 20% to the Forest Bureau. For the nine months ended September 30, 2012 and 2011, the Company has not generated any revenues or activity on this land.

NOTE 14 — JOINT VENTURE AGREEMENT FOR PLANTING OF YEW TREES

On March 21, 2004, HDS entered into a Joint Venture Planting Agreement (the “Joint Venture Agreement”) with Wuchang City Forestry Bureau (the “Forest Bureau”), pursuant to which the Forest Bureau has given HDS access to 1,000,000 mu of forest land located in Wuchang City to develop yew tree forests and produce yew seedlings. Pursuant to the Joint Venture Agreement, the Company is required to plant yew trees on this land from 2004 to 2034. Any profits from the planting of yew trees and other agriculture shall be distributed 80% to the Company and 20% to the Forest Bureau. For the years ended December 31, 2011 and 2010, the Company has not generated any revenues or activity on this land.

Recent Accounting Pronoucements	9 Months Ended
Sep. 30, 2012
Recent Accounting Pronoucements [Abstract]
RECENT ACCOUNTING PRONOUCEMENTS

NOTE 17 – RECENT ACCOUNTING PRONOUCEMENTS

In July 2012, the Financial Accounting Standards Board (FASB) amended ASC 350,“Intangibles — Goodwill and Other”. This amendment is intended to simplify how an entity tests indefinite-lived assets other than goodwill for impairment by providing entities with an option to perform a qualitative assessment to determine whether further impairment testing is necessary. The amended provisions will be effective for the Company beginning in the first quarter of 2014, and early adoption is permitted. This amendment impacts impairment testing steps only, and therefore adoption will not have an impact on the Company’s consolidated financial position, results of operations or cash flows.

In August 2012, the FASB issued Accounting Standards Update (“ASU”) 2012-03, “Technical Amendments and Corrections to SEC Sections: Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin (SAB) No. 114, Technical Amendments Pursuant to SEC Release No. 33-9250, and Corrections Related to FASB Accounting Standards Update 2010-22 (SEC Update)” in Accounting Standards Update No. 2012-03. This update amends various SEC paragraphs pursuant to the issuance of SAB No. 114. The adoption of ASU 2012-03 is not expected to have a material impact on financial position or results of operations of the Company.

In October 2012, the FASB issued ASU 2012-04, “Technical Corrections and Improvements” in Accounting Standards Update No. 2012-04 ("ASU 2012-04"). The amendments in this update cover a wide range of topics in the Accounting Standards Codification. These amendments include technical corrections and improvements to the Accounting Standards Codification and conforming amendments related to fair value measurements. The amendments in this update will be effective for fiscal periods beginning after December 15, 2012. The adoption of ASU 2012-04 is not expected to have a material impact on financial position or results of operations of the Company.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 15 — SUBSEQUENT EVENTS

The Company has evaluated all other subsequent events through April 16, 2012, the date these consolidated financial statements were issued, and determined that there were no other subsequent events or transactions that require recognition or disclosures in the financial statements except the following:

Rescission Offering

As December 31, 2011, 9,500,000 shares of YBP Common Stock related to the Summer 2009 Offering were subject to a Rescission Offering to the 62 subscribers, all of whom are residents of the PRC. In the Rescission Offering, subscribers in the 2009 Summer Offering would either 1) confirm their subscriptions of shares of YBP Common Stock or 2) elect to rescind their subscriptions of shares of YBP Common Stock and receive a refund of their respective subscription amounts, together with interest. Pursuant to the Rescission Offering, in which was conducted in March 2012, all the subscribers in the 2009 Summer Offering confirmed their subscriptions for an aggregate 9,500,000 shares of YBP Common Stock.

Options

Generally, the founders of a corporation in the United States receive shares of stock in consideration of the tangible and intangible assets contributed by them to the enterprise. Since the consideration for those shares is the transfer of assets, including intellectual property, and business know-how, sometimes referred to as “sweat equity”, no payment for such shares occurs.

However, unfamiliar with the usual way that founders acquire equity interests in corporations in the United States, the HDS Shareholders actually purchased their HDS Shareholders’ Stock between March 2008 and September 2009, for cash, in a series of four different offerings of YBP Common Stock during that period, at prices ranging between $0.02 and $0.10 per share, for an aggregate purchase price of $890,501.

As a result of the Contractual Arrangements of the Second Restructure, in which all of the profits of HDS will be paid under the terms of the Business Cooperation Agreement to JSJ, which is an indirect wholly-owned subsidiary of YBP, combined with the actual purchase by the HDS Shareholders of the HDS Shareholders’ Stock for cash, it could be viewed that Mr. Wang, Madame Qi and Mr. Han have, in effect, paid for their HDS Shareholders’ Stock twice.

Accordingly, it is the intention of the Company to rectify this situation by issuing a stock purchase option (individually a “Founder’s Option” and collectively the “Founders’ Options”) to each of Mr. Wang, Madame Qi and Mr. Han in an amount equal to the number of shares of YBP Common Stock that each of them currently owns. The terms of each Founder’s Option will be identical to each other except for the name of the optionee and the number of shares of YBP Common Stock subject to each such Founder’s Option. Those terms include:

•	The issuance of the Founder’s Option may be subject to pre-issuance approval or post-issuance ratification by our shareholders as described below;

•	Each Founder’s Option is fully vested upon issuance;

•
Each Founder’s Option may be exercised only upon the approval by the YBP shareholders of an amendment to YBP’s Articles of Incorporation increasing the number of shares of authorized Common Stock and the filing of an amendment of the Articles of Incorporation with the Secretary of State of Nevada;

•	Each Founder’s Option is exercisable for a period of five years;

•	Each Founder’s Option has an exercise price of $0.10 per share, which is the same price per share in the most recently completed offering of YBP’s Common Stock; and

•
Each Founder’s Option has a cashless exercise feature, pursuant to which, at the optionee’s election, he or she may choose not to pay the exercise price of the Founder’s Option and receive instead a reduced number of shares of YBP Common Stock reflecting the value of the number of shares of YBP Common Stock equal to the aggregate exercise price of the Founder’s Option.

The number of shares of YBP Common Stock subject to each Founder’s Option is as follows:

Name of Optionee	Number of Shares Subject to Option
Zhiguo Wang	20,103,475
Guifang Qi	2,488,737
Xingming Han	213,300

The terms of the Founders’ Options have not been determined as a result of arm’s-length negotiations. The Board of Directors of YBP, which consists of the same persons who are the HDS Shareholders and the grantees of the Founder’s Option, may seek shareholder approval or ratification of the issuance of the Founders’ Options.

To the extent that the Founders’ Options are exercised, assuming they are granted as described above, the number of shares to YBP Common Stock then held by each HDS Shareholder could as much double, which would be highly dilutive to the other existing YBP shareholders. The following chart shows the maximum effect of this dilution assuming full exercise of each Founder’s Option for cash:

Assuming the options are issued, the options will be valued on the date of grant using the Black-Scholes option pricing model, using the expected and implied volatility from its peer companies’ volatilities as the Company itself does not have historical trading history, expected dividends yield of 0%, expected term of five years and risk-free interest rate on the date of grant. The value of the options granted will be immediately recognized as the Company’s compensation expenses upon issuance of the options.

Shareholder	Number Shares Presently Held	Percentage of Issued Shares Presently Held	Number Shares Held Assuming Exercise of Founder’s Options	Percentage of Issued Shares Following Exercise of Founder’s Options
Zhiguo Wang	20,103,475	40.21%	40,206,950	55.23%
Guifang Qi	2,488,737	4.98%	4,977,474	6.84%
Xingming Han	213,300	0.43%	426,600	0.58%
All HDS Shareholders as a group (3 persons)	22,805,512	45.61%	45,611,024	62.65%
All other existing shareholders	27,194,488	54.39%	27,194,488	37.35%
Total	50,000,000	100.00%	72,805,512	100.00%

Research and Development

On February 2, 2012, the Company signed a supplementary agreement to the Technology Agreement with Kairun to extend the contract period indefinitely until the results specified in the Technology Agreement have been achieved.

Principles of Consolidation and Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Principles Of Consolidation and Summary Of Significant Accounting Policies [Abstract]
Consolidation

The Company believes that HDS is considered a VIE under ASC 810 “Consolidation”, because the equity investors in HDS no longer have the characteristics of a controlling financial interest, and the Company, through JSJ, is the primary beneficiary of HDS and controls HDS’s operations. Accordingly, HDS has been consolidated as a deemed subsidiary into YBP as a reporting company under ASC 810.

As required by ASC 810-10, the Company performs a qualitative assessment to determine whether the Company is the primary beneficiary of HDS which is identified as a VIE of the Company. A quality assessment begins with an understanding of the nature of the risks in the entity as well as the nature of the entity’s activities including terms of the contracts entered into by the entity, ownership interests issued by the entity and the parties involved in the design of the entity. The Company’s assessment on the involvement with HDS reveals that the Company has the absolute power to direct the most significant activities that impact the economic performance of HDS. JSJ is obligated to absorb a majority of the risk of loss from HDS activities and entitles JSJ to receive a majority of HDS’s expected residual returns. In addition, HDS’s shareholders have pledged their equity interest in HDS to JSJ, irrevocably granted JSJ an exclusive option to purchase, to the extent permitted under PRC Law, all or part of the equity interests in HDS and agreed to entrust all the rights to exercise their voting power to the person(s) appointed by JSJ. Under the accounting guidance, the Company is deemed to be the primary beneficiary of HDS and the results of HDS are consolidated in the Company’s consolidated financial statements for financial reporting purposes. Accordingly, as a VIE, HDS’s sales are included in the Company’s total sales, its income from operations is consolidated with the Company’s and the Company’s net income includes all of HDS’s net income. The Company does not have any non-controlling interest and, accordingly, did not subtract any net income in calculating the net income attributable to the Company. Because of the Contractual Arrangements, YBP has a pecuniary interest in HDS that requires consolidation of HDS’s financial statements with those of the Company.

Principles of consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries and variable interest entities. All significant inter-company accounts and transactions have been eliminated in consolidation.

Details of the Company’s subsidiaries and variable interest entities are as follows:

Name	Domicile and date of incorporation	Registered capital	Effective ownership	Principal activities
JSJ	PRC October 29, 2009	USD $100,000	100%	Holding company

Yew Bio-Pharm (HK)	Hong Kong November 29, 2010	HK $10,000	100%	Holding company of JSJ

HDS	PRC August 22, 1996	RMB 45,000,000	Contractual arrangements	Sales of Yew tree components for use in pharmaceutical industry, sale of Yew tree seedlings and potted yew trees; and the manufacture of Yew tree wood handicrafts

Business combinations

Additionally, pursuant to ASC 805, as YBP and HDS are under the common control of the HDS Shareholders, the Second Restructure was accounted for in a manner similar to a pooling of interests. As a result, the Company’s historical amounts in the accompanying consolidated financial statements give retrospective effect to the Second Restructure, whereby the assets and liabilities of the Company are reflected at the historical carrying values and their operations are presented as if they were consolidated for all periods presented, with the results of the Company being consolidated from the date of the Second Transfer Agreement. The accounts of HDS are consolidated in the accompanying financial statements.

Earnings per share

ASC 260 “Earnings per Share,” requires dual presentation of basic and diluted earnings per share (“EPS”) with a reconciliation of the numerator and denominator of the basic EPS computation to the numerator and denominator of the diluted EPS computation. Basic EPS excludes dilution. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the entity.

Net income per share of common stock

ASC 260 “Earnings per Share,” requires dual presentation of basic and diluted earnings per share (“EPS”) with a reconciliation of the numerator and denominator of the basic EPS computation to the numerator and denominator of the diluted EPS computation. Basic EPS excludes dilution. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the entity.

Basic net income per share is computed by dividing net income available to common shareholders by the weighted average number of shares of common stock outstanding during the period. Diluted income per share is computed by dividing net income by the weighted average number of shares of common stock, common stock equivalents and potentially dilutive securities outstanding during each period.

The following table presents a reconciliation of basic and diluted net income per share:

	Years Ended December 31,
	2011	2010
Net income available to common stockholders for basic and diluted net income per share of common stock	$4,040,311	$2,585,960
Weighted average common stock outstanding — basic	40,500,000	40,083,562
Effect of dilutive securities:
Subscribed common shares issuable and subject to recession	9,500,000	9,500,000
Weighted average common stock outstanding — diluted	50,000,000	49,583,562
Net income per common share — basic	$0.10	$0.06
Net income per common share — diluted	$0.08	$0.05

Intangibles - Goodwill and Other

In July 2012, the Financial Accounting Standards Board (FASB) amended ASC 350,“Intangibles — Goodwill and Other”. This amendment is intended to simplify how an entity tests indefinite-lived assets other than goodwill for impairment by providing entities with an option to perform a qualitative assessment to determine whether further impairment testing is necessary. The amended provisions will be effective for the Company beginning in the first quarter of 2014, and early adoption is permitted. This amendment impacts impairment testing steps only, and therefore adoption will not have an impact on the Company’s consolidated financial position, results of operations or cash flows.

New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Recent accounting pronoucements

Recent accounting pronouncements

In May 2011, the FASB issued ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”, which is not expected to have a material impact on the consolidated financial statements upon adoption.

In September 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-08, Intangibles — Goodwill and Other (Topic 350). This Accounting Standards Update amends FASB ASC Topic 350. This amendment specifies the change in method for determining the potential impairment of goodwill. It includes examples of circumstances and events that the entity should consider in evaluating whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The adoption does not have any material impact on the Company’s consolidated financial position and results of operations.

In December 2011, FASB issued Accounting Standard Update No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income (ASU 2011-12), which indefinitely defers certain provisions of ASU 2011-05 issued earlier in June 2011and will be further deliberated by the FASB at a future date. The new ASU affects entities that report items of comprehensive income in any period presented. During the deferral period, entities will still need to comply with the existing requirements in U.S. GAAP for the presentation of reclassification adjustments. Specifically, ASC 220 gives entities the option of (1) presenting reclassification adjustments out of accumulated other comprehensive income on the face of the statement in which comprehensive income is presented or (2) disclosing reclassification adjustments in the footnotes to the financial statements. ASU 2011-12 and ASU 2011-05 share the same effective date. This guidance is effective for our interim and annual periods beginning after December 15, 2011. Management believes the adoption of this new guidance will not have a material impact on the Company’s consolidated financial statements, as it only requires a change in the format of presentation.

Other accounting standards that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption.

Method of accounting

Method of accounting

The Company maintains its general ledger and journals with the accrual method accounting for financial reporting purposes. The consolidated financial statements and notes are representations of management. Accounting policies adopted by the Company conform to generally accepted accounting principles in the United States of America and have been consistently applied in the presentation of consolidated financial statements.

Use of estimates

Use of estimates

The preparation of the financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. Significant estimates include the allowance for obsolete inventory, the useful life of property and equipment and intangible assets, and assumptions used in assessing impairment of long-term assets.

Fair value of financial instruments

Fair value of financial instruments

The Company adopted the guidance of Accounting Standards Codification (“ASC”) 820 for fair value measurements which clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

•	Level 1 — Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

•
Level 2 — Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other then quoted prices that are observable, and inputs derived from or corroborated by observable market data.

•
Level 3 — Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

The carrying amounts reported in the balance sheets for cash, due from related parties, inventories, prepaid expenses and other assets, accounts payable, advances from customers, accrued expenses and other payables, taxes payable, refundable common stock subscription and due to related parties approximate their fair market value based on the short-term maturity of these instruments. The Company did not have any non-financial assets or liabilities that are measured at fair value on a recurring basis as of December 31, 2011 and 2010.

ASC 825-10 “Financial Instruments”, allows entities to voluntarily choose to measure certain financial assets and liabilities at fair value (fair value option). The fair value option may be elected on an instrument-by-instrument basis and is irrevocable, unless a new election date occurs. If the fair value option is elected for an instrument, unrealized gains and losses for that instrument should be reported in earnings at each subsequent reporting date. The Company did not elect to apply the fair value option to any outstanding instruments.

Concentrations of credit risk

Concentrations of credit risk

The Company’s operations are conducted in the PRC. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environment in the PRC, and by the general state of the PRC economy. The Company’s operations in the PRC are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environment and foreign currency exchange. The Company’s results may be adversely affected by changes in the political and social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion, remittances abroad, and rates and methods of taxation, among other things.

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash. Substantially all of the Company’s cash is maintained with state-owned banks within the PRC, and no deposits are covered by insurance. The Company has not experienced any losses in such accounts and believes it is not exposed to any risks on its cash in bank accounts.

Cash

Cash

For purposes of the consolidated statements of cash flows, the Company considers all highly liquid instruments purchased with a maturity of three months or less and money market accounts to be cash equivalents.

Inventories

Inventories

Inventories, consisting of raw materials, work in process, Yew seedlings and finished goods related to the Company’s Yew products are stated at the lower of cost or market value utilizing the weighted average method. Raw materials primarily include Yew wood used in the production of Yew products such as furniture, ornaments, and other products containing Yew wood. Finished goods, consisting of Yew products include direct materials, direct labor and an appropriate proportion of overhead.

The Company estimates the amount of the excess inventories by comparing inventory on hand with the estimated sales that can be sold within its normal operating cycle of one year. Any inventory in excess of the Company’s current requirements based on historical and anticipated levels of sales is classified as long-term on its consolidated balance sheets. The Company’s classification of long-term inventory requires it to estimate the portion of inventory that can be realized over the next 12 months.

To estimate the amount of slow-moving or obsolete inventories, the Company analyzes movement of its products, monitor competing products and technologies and evaluate acceptance of its products. Periodically, the Company will identify inventories that cannot be sold at all or can only be sold at deeply discounted prices. An allowance will be established if estimated management determines that certain inventories may not be saleable. If inventory costs exceed expected market value due to obsolescence or quantities in excess of expected demand, the Company will record reserves for the difference between the carrying cost and the market value.

At December 31, 2011 and 2010, the Company did not provide any inventory allowance and reserve.

In accordance with Accounting Standards Codification (“ASC”) 905, “Agriculture”, our costs of growing Yew seedlings are accumulated until the time of harvest and are reported at the lower of cost or market.

Property and equipment

Property and equipment

Property and equipment are carried at cost and are depreciated on a straight-line basis (after taking into account their respective estimated residual value) over the estimated useful lives of the assets. The cost of repairs and maintenance is expensed as incurred; major replacements and improvements are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are included in income in the year of disposition. The Company examines the possibility of decreases in the value of fixed assets when events or changes in circumstances reflect the fact that their recorded value may not be recoverable.

The estimated useful lives are as follows:

Building	15	years
Machinery and equipment	10	years
Office equipment	3	years
Leasehold improvement	5	years
Motor vehicles	4	years

Land and yew forest use rights

Land and yew forest use rights

All land in the PRC is owned by the PRC government and cannot be sold to any individual or company. The Company has recorded the amounts paid to the PRC government to acquire long-term interests to utilize land and yew forests as land and yew forest use rights. This type of arrangement is common for the use of land in the PRC. Yew trees on land containing yew tree forests will be used to supply raw materials such as branches, leaves and fruit to the Company that will be used to manufacture the Company’s products. The Company amortizes these land and yew forest use rights over the term of the respective land and yew forest use right, which ranges from 45 to 50 years. The lease agreements do not have any renewal option and the Company has no further obligations to the lessor. The Company records the amortization of these land and forest use rights as part of its cost of revenues.

Impairment of long-lived assets

Impairment of long-lived assets

In accordance with ASC Topic 360, the Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable, or at least annually. The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset. The amount of impairment is measured as the difference between the asset’s estimated fair value and its book value. The Company did not record any impairment charges for the years ended December 31, 2011 and 2010.

Revenue recognition

Revenue recognition

The Company generates its revenue from sales of yew seedling products, sales of yew raw materials for medical application, and sales of yew craft products. Pursuant to the guidance of ASC Topic 605 and ASC Topic 360, the Company recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the purchase price is fixed or determinable and collectability is reasonably assured, and no significant obligations remain.

Advertising

Advertising

Advertising is expensed as incurred and is included in selling expenses on the accompanying consolidated statements of income. Advertising expenses amounted to $8,604 and $2,571 for the years ended December 31, 2011 and 2010, respectively.

Shipping costs		Shipping costs Shipping costs are included in selling expenses and amount to $13,916 and $11,316 for the years ended December 31, 2011 and 2010, respectively.
Research and development

Research and development

Research and development costs are expensed as incurred. The costs primarily consist of salaries paid for the development and improvement of the Company’s products. Research and development costs of the years ended December 31, 2011 and 2010 were $16,048 and $24,404, respectively, and are included in general and administrative expenses.

Employee benefits

Employee benefits

The Company’s operations and employees are all located in the PRC. The Company makes mandatory contributions to the PRC government’s health, retirement benefit and unemployment funds in accordance with the relevant Chinese social security laws. The costs of these payments are charged to income in the same period as the related salary costs and are not material.

Income taxes

Income taxes

The Company is governed by the Income Tax Law of the People’s Republic of China, Hong Kong and the United States. The Company accounts for income tax using the liability method prescribed by ASC 740, “Income Taxes”. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the year in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized as income or loss in the period that includes the enactment date.

The Company applied the provisions of ASC 740-10-50, “Accounting for Uncertainty in Income Taxes”, which provides clarification related to the process associated with accounting for uncertain tax positions recognized in our financial statements. Audit periods remain open for review until the statute of limitations has passed. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the Company’s liability for income taxes. Any such adjustment could be material to the Company’s results of operations for any given quarterly or annual period based, in part, upon the results of operations for the given period. As of December 31, 2011 and 2010, the Company had no uncertain tax positions, and will continue to evaluate for uncertain positions in the future.

Value added tax

Value added tax

The Company is subject to value added tax (“VAT”). The applicable VAT rate is 13% for agricultural products and 17% for handicraft products sold in the PRC. The amount of VAT liability is determined by applying the applicable tax rate to the amount of goods sold (output VAT) less VAT accrued on purchases made with the relevant supporting invoices (input VAT). Sales and purchases are recorded net of VAT (the amount of VAT is excluded from revenues and costs) collected and paid as the Company acts as an agent for the government.

Foreign currency translation

Foreign currency translation

The accompanying consolidated financial statements are presented in U.S. dollars (“USD”). The reporting currency of the Company is the USD. The functional currency of Yew Bio-Pharm (HK) is the Hong Kong dollar, the functional currency of the Company’s VIEs and subsidiaries located in the PRC is the RMB. For the subsidiaries whose functional currencies are the Hong Kong dollar or RMB, results of operations and cash flows are translated at average exchange rates during the period, assets and liabilities are translated at the unified exchange rate at the end of the period, and equity is translated at historical exchange rates. As a result, amounts relating to assets and liabilities reported on the statements of cash flows may not necessarily agree with the changes in the corresponding balances on the balance sheets. Translation adjustments resulting from the process of translating the local currency financial statements into U.S. dollars are included in determining comprehensive income. The foreign currency translation adjustment included in comprehensive income for the years ended December 31, 2011 and 2010 amounted to $778,392 and $463,826, respectively.

All of the Company’s revenue transactions are transacted in the functional currency. The Company does not enter any material transaction in foreign currencies and, accordingly, transaction gains or losses have not had, and are not expected to have, a material effect on the results of operations of the Company.

The PRC government imposes significant exchange restrictions on fund transfers out of the PRC that are not related to business operations. These restrictions have not had a material impact on the Company because it has not engaged in any significant transactions that are subject to the restrictions.

The exchange rates used to translate amounts in RMB into USD for the purposes of preparing the consolidated financial statements were as follows:

	2011	2010
Exchange rate on balance sheet dates
USD : RMB exchange rate	6.3647	6.6118

Average exchange rate for the year
USD : RMB exchange rate	6.47351	6.77875

The RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into USD at the rates used in translation. In addition, the current foreign exchange control policies applicable in PRC also restrict the transfer of assets or dividends outside the PRC.

Accumulated other comprehensive income

Accumulated other comprehensive income

Comprehensive income is comprised of net income and all changes to the statements of stockholders’ equity, except those due to investments by stockholders, changes in paid-in capital and distributions to stockholders. For the Company, comprehensive income for the years ended December 31, 2011 and 2010 included net income and unrealized gains from foreign currency translation adjustments.

Segment reporting

Segment reporting

ASC Topic 280 requires use of the “management approach” model for segment reporting. The management approach model is based on the way a company’s management organizes segments within the company for making operating decisions and assessing performance. Reportable segments are based on products and services, geography, legal structure, management structure, or any other manner in which management disaggregates a company. During the years ended December 31, 2011 and 2010, the Company operated in three reportable business segments: (1) the yew tree segment- the cultivation and sale of yew seedlings, yew trees and potted yew trees, (2) the traditional Chinese medicine (“TCM raw materials”) segment- the production and sale of raw materials used for medicinal application in the pharmaceutical industry, and (3) the handicrafts segment — the manufacture and sale of furniture and handicrafts made of yew timber (See Note 12).

Related party transactions

Related party transactions

A related party is generally defined as (i) any person that holds 10% or more of the Company’s securities including such person’s immediate families, (ii) the Company’s management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

Collaborative arrangement

Collaborative arrangement

On March 21, 2004, HDS entered into a Joint Venture Planting Agreement with Wuchang City Forestry Bureau, (see Note 14), which is considered a collaborative arrangement under general accepted accounting principles in the United States (“U.S. GAAP”). The purpose of this arrangement is to share some of the risks and rewards associated with this Joint Venture Planting Agreement. The Company’s current share of profits is 80%. The Company accounts for this collaborative arrangement under ASC 808, “Collaborative Arrangements” and related topics and will record revenue gross as the prime contractor. ASC Topic 808-10-15 defines collaborative arrangements and requires collaborators to present the result of activities for which they act as the principal on a gross basis and report any payments received from (made to) the other collaborators based on other applicable authoritative accounting literature, and in the absence of other applicable authoritative literature, on a reasonable, rational and consistent accounting policy is to be elected. The Company adopted the provisions of ASC 808-10-15. The adoption of this statement did not have an impact on the Company’s consolidated financial position, results of operations or cash flows. For the years ended December 31, 2011 and 2010, the Company has not generated any revenues or activity from this collaborative agreement.

Amended ASC 350, Intangibles - Goodwill and Other [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Recent accounting pronoucements
In July 2012, the Financial Accounting Standards Board (FASB) amended ASC 350,“Intangibles — Goodwill and Other”. This amendment is intended to simplify how an entity tests indefinite-lived assets other than goodwill for impairment by providing entities with an option to perform a qualitative assessment to determine whether further impairment testing is necessary. The amended provisions will be effective for the Company beginning in the first quarter of 2014, and early adoption is permitted. This amendment impacts impairment testing steps only, and therefore adoption will not have an impact on the Company’s consolidated financial position, results of operations or cash flows.

Accounting Standards Update ("ASU") 2012-03 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Recent accounting pronoucements

In August 2012, the FASB issued Accounting Standards Update (“ASU”) 2012-03, “Technical Amendments and Corrections to SEC Sections: Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin (SAB) No. 114, Technical Amendments Pursuant to SEC Release No. 33-9250, and Corrections Related to FASB Accounting Standards Update 2010-22 (SEC Update)” in Accounting Standards Update No. 2012-03. This update amends various SEC paragraphs pursuant to the issuance of SAB No. 114. The adoption of ASU 2012-03 is not expected to have a material impact on financial position or results of operations of the Company.

Accounting Standards Update No. 2012-04 ("ASU 2012-04") [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Recent accounting pronoucements

In October 2012, the FASB issued ASU 2012-04, “Technical Corrections and Improvements” in Accounting Standards Update No. 2012-04 ("ASU 2012-04"). The amendments in this update cover a wide range of topics in the Accounting Standards Codification. These amendments include technical corrections and improvements to the Accounting Standards Codification and conforming amendments related to fair value measurements. The amendments in this update will be effective for fiscal periods beginning after December 15, 2012. The adoption of ASU 2012-04 is not expected to have a material impact on financial position or results of operations of the Company.

Basis of Presentation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Basis Of Presentation [Abstract]
Schedule of Company's subsidiaries and variable interest entities
Name	Domicile and date of incorporation	Registered capital		Effective ownership	Principal activities
Heilongjiang Jinshangjing Bio-Technology Development Co., Limited (“JSJ”)	PRC October 29, 2009	USD $	100,000	100%	Holding company

Yew Bio-Pharm Holdings Limited (“Yew Bio-Pharm (HK)”)	Hong Kong November 29, 2010	HK$	10,000	100%	Holding company of JSJ

Harbin Yew Science and Technology Development Co., Ltd. (“HDS”)	PRC August 22, 1996	RMB	45,000,000	Contractual arrangements
Processing and selling yew raw materials used in the manufacture of TCM; growing and selling yew tree seedlings and mature trees, including potted miniature yew trees; and manufacturing and selling furniture and handicrafts made of yew tree timber

Name	Domicile and date of incorporation	Registered capital	Effective ownership	Principal activities
JSJ	PRC October 29, 2009	USD $100,000	100%	Holding company

Yew Bio-Pharm (HK)	Hong Kong November 29, 2010	HK $10,000	100%	Holding company of JSJ

HDS	PRC August 22, 1996	RMB 45,000,000	Contractual arrangements	Sales of Yew tree components for use in pharmaceutical industry, sale of Yew tree seedlings and potted yew trees; and the manufacture of Yew tree wood handicrafts

Organization and Principal Activities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Organization and Principal Activities [Abstract]
Schedule of HDS shareholders equity ownership percentage after second equity transfer agreement
Mr. Wang	76.65%
Madame Qi	18.53%
Mr. Han	4.82%

Schedule of carrying amount of assets and liabilities related to variable interest entity

	September 30, 2012	December 31, 2011
Assets
Cash	$506,987	$479,494
Accounts receivable	530,470	-
Inventories (current and long-term)	10,603,379	8,218,874
Prepaid expenses and other assets	1,595	283
Prepaid rent - related party	64,529	-
Property and equipment, net	735,639	750,779
Land use rights and yew forest assets, net	15,034,720	15,166,197
Total assets of VIE	$27,477,319	$24,615,627

Liabilities
Accounts payable	$900,489	$1,360,611
Accrued expenses and other payables	23,163	73,727
Taxes payable	8,142	1,049
Due to VIE holding companies	2,058,426	2,164,107
Due to related parties	6,623	240,159
Total liabilities of VIE	$2,996,843	$3,839,653

	December 31, 2011	December 31, 2010
Assets
Cash	$479,494	$543,063
Inventories	8,218,874	8,505,237
Prepaid expenses and other assets	283	2,100
Property and equipment, net	750,779	752,334
Land use rights and yew forest assets, net	15,166,197	9,485,786
Total assets of VIE	$24,615,627	$19,288,520

Accounts payable	$1,360,611	$1,810,092
Advances from customers	—	322,151
Accrued expenses and other payables	73,727	44,134
Taxes payable	1,049	7,112
Due to VIE holding companies	2,164,107	1,075,225
Due to related parties	240,159	145,360
Total liabilities of VIE	$3,839,653	$3,404,074

Principles of Consolidation and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Principles Of Consolidation and Summary Of Significant Accounting Policies [Abstract]
Schedule of Company's subsidiaries and variable interest entities
Name	Domicile and date of incorporation	Registered capital		Effective ownership	Principal activities
Heilongjiang Jinshangjing Bio-Technology Development Co., Limited (“JSJ”)	PRC October 29, 2009	USD $	100,000	100%	Holding company

Yew Bio-Pharm Holdings Limited (“Yew Bio-Pharm (HK)”)	Hong Kong November 29, 2010	HK$	10,000	100%	Holding company of JSJ

Harbin Yew Science and Technology Development Co., Ltd. (“HDS”)	PRC August 22, 1996	RMB	45,000,000	Contractual arrangements
Processing and selling yew raw materials used in the manufacture of TCM; growing and selling yew tree seedlings and mature trees, including potted miniature yew trees; and manufacturing and selling furniture and handicrafts made of yew tree timber

Name	Domicile and date of incorporation	Registered capital	Effective ownership	Principal activities
JSJ	PRC October 29, 2009	USD $100,000	100%	Holding company

Yew Bio-Pharm (HK)	Hong Kong November 29, 2010	HK $10,000	100%	Holding company of JSJ

HDS	PRC August 22, 1996	RMB 45,000,000	Contractual arrangements	Sales of Yew tree components for use in pharmaceutical industry, sale of Yew tree seedlings and potted yew trees; and the manufacture of Yew tree wood handicrafts

Schedule of carrying amount of assets and liabilities related to variable interest entity

	September 30, 2012	December 31, 2011
Assets
Cash	$506,987	$479,494
Accounts receivable	530,470	-
Inventories (current and long-term)	10,603,379	8,218,874
Prepaid expenses and other assets	1,595	283
Prepaid rent - related party	64,529	-
Property and equipment, net	735,639	750,779
Land use rights and yew forest assets, net	15,034,720	15,166,197
Total assets of VIE	$27,477,319	$24,615,627

Liabilities
Accounts payable	$900,489	$1,360,611
Accrued expenses and other payables	23,163	73,727
Taxes payable	8,142	1,049
Due to VIE holding companies	2,058,426	2,164,107
Due to related parties	6,623	240,159
Total liabilities of VIE	$2,996,843	$3,839,653

	December 31, 2011	December 31, 2010
Assets
Cash	$479,494	$543,063
Inventories	8,218,874	8,505,237
Prepaid expenses and other assets	283	2,100
Property and equipment, net	750,779	752,334
Land use rights and yew forest assets, net	15,166,197	9,485,786
Total assets of VIE	$24,615,627	$19,288,520

Accounts payable	$1,360,611	$1,810,092
Advances from customers	—	322,151
Accrued expenses and other payables	73,727	44,134
Taxes payable	1,049	7,112
Due to VIE holding companies	2,164,107	1,075,225
Due to related parties	240,159	145,360
Total liabilities of VIE	$3,839,653	$3,404,074

Estimated useful lives of fixed assets
Building	15	years
Machinery and equipment	10	years
Office equipment	3	years
Leasehold improvement	5	years
Motor vehicles	4	years

Exchange rates used to translate amounts
	2011	2010
Exchange rate on balance sheet dates
USD : RMB exchange rate	6.3647	6.6118

Average exchange rate for the year
USD : RMB exchange rate	6.47351	6.77875

Reconciliation of basic and diluted net income per share

	Years Ended December 31,
	2011	2010
Net income available to common stockholders for basic and diluted net income per share of common stock	$4,040,311	$2,585,960
Weighted average common stock outstanding — basic	40,500,000	40,083,562
Effect of dilutive securities:
Subscribed common shares issuable and subject to recession	9,500,000	9,500,000
Weighted average common stock outstanding — diluted	50,000,000	49,583,562
Net income per common share — basic	$0.10	$0.06
Net income per common share — diluted	$0.08	$0.05

Restatements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Restatements [Abstract]
Schedule of restated values of consolidated balance sheet

	December 31, 2011 (As Previously Reported)	Adjustments to Restate	December 31, 2011 (As Restated)
Consolidated Balance Sheet:
Assets:
Current Assets:
Inventories	$8,218,874	$(7,508,030)	$710,844
Total Current Assets	8,951,678	(7,508,030)	1,443,648

Long-term Assets:
Inventories, net of current portion	-	7,508,030	7,508,030

Total Assets	$24,902,097	$-	$24,902,097

	December 31, 2011 (As Previously Reported)	Adjustments to Restate	December 31, 2011 (As Restated)
Consolidated Balance Sheet:
Assets:
Current Assets:
Inventories	$8,218,874	$(7,508,030)	$710,844
Total Current Assets	8,951,678	(7,508,030)	1,443,648

Long-term Assets:
Inventories, net of current portion	—	7,508,030	7,508,030
Total Assets	$24,902,097	$—	$24,902,097

	December 31, 2010 (As Previously Reported)	Adjustments to Restate	December 31, 2010 (As Restated)
Consolidated Balance Sheet:
Assets:
Current Assets:
Inventories	$8,505,237	$(7,533,189)	$972,048
Total Current Assets	10,415,106	(7,533,189)	2,881,917

Long-term Assets:
Inventories, net of current portion	—	7,533,189	7,533,189
Total Assets	$20,672,129	$—	$20,672,129

Inventories (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Inventories [Abstract]
Schedule of inventories

	September 30, 2012			December 31, 2011
	Current portion	Long-term portion	Total	Current portion	Long-term portion	Total
Raw materials	$208,862	$2,727,438	$2,936,300	$29,401	$2,817,980	$2,847,381
Work-in-process	18,732	-	18,732	18,642	-	18,642
Finished goods - handicrafts	229,740	631,004	860,744	236,854	687,258	924,112
Yew seedlings	442,449	4,125,309	4,567,758	425,947	4,002,792	4,428,739
Other trees	-	2,219,845	2,219,845	-	-	-
	$899,783	$9,703,596	$10,603,379	$710,844	$7,508,030	$8,218,874

	December 31, 2011			December 31, 2010
	Current portion	Long-term portion	Total	Current portion	Long-term portion	Total
Raw Materials	$29,401	$2,817,980	$2,847,381	$9,160	$2,712,665	$2,721,825
Work in process	18,642	—	18,642	177,854	—	177,854
Finished goods — handicrafts	236,854	687,258	924,112	207,207	735,980	943,187
Yew seedlings	425,947	4,002,792	4,428,739	577,827	4,084,544	4,662,371
	$710,844	$7,508,030	$8,218,874	$972,048	$7,533,189	$8,505,237

Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Property and Equipment [Abstract]
Schedule of property and equipment
	September 30, 2012	December 31, 2011
Buildings and building improvements	$351,321	$267,015
Machinery and equipment	522,939	520,416
Office equipment	46,207	44,841
Leasehold improvement	53,019	52,763
Motor vehicles	639,885	513,280
	1,613,371	1,398,315
Less: accumulated depreciation	(775,369)	(614,093)
	$838,002	$784,222

	December 31,
	2011	2010
Buildings and building improvements	$267,015	$200,806
Machinery and equipment	520,416	500,845
Office equipment	44,841	15,433
Leasehold improvement	52,763	50,791
Motor vehicles	513,280	425,975
	1,398,315	1,193,850
Less: accumulated depreciation	(614,093)	(422,613)
	$784,222	$771,237

Land and Yew Forest Use Rights (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Land and Yew Forest Use Rights [Abstract]
Components of land and yew forest use rights

	Description	Useful life	Acquisition date	Expiration date	Metric acres ("Mu")
Parcel A	Undeveloped forest land	50	3/2004	3/2054	125
Parcel B	Undeveloped forest land	50	4/2004	4/2054	400
Parcel C	Yew tree forests and underlying land	50	1/2008	1/2058	290
Parcel D	Yew tree forests and underlying land	45	3/2010	3/2055	15,865
Parcel E	Undeveloped forest land	16	7/2012	3/2028	117.5

	Description	Useful life	Acquisition date	Expiration date	Metric Acres (“Mu”)
Parcel A	Undeveloped forest land	50	3/2004	3/2054	125
Parcel B	Undeveloped forest land	50	4/2004	4/2054	400
Parcel C	Yew tree forests and underlying land	50	1/2008	1/2058	290
Parcel D	Yew tree forests and underlying land	45	3/2010	3/2055	15,865

Schedule of land and yew forest use rights
	Useful life	September 30, 2012	December 31, 2011
Land and yew forest use rights	16-50 years	$ 15,675,733	$ 15,546,414
Less: accumulated amortization		(641,013)	(380,217)
Total		$ 15,034,720	$ 15,166,197

	Useful Life	December 31, 2011	December 31, 2010
Land and yew forest use rights	45–50 years	$15,546,414	$9,565,177
Less: accumulated amortization		(380,217)	(79,391)
Total		$15,166,197	$9,485,786

Amortization of land and yew forest use rights attributable to future periods
Twelve-month periods ending September 30:	Amount
2013	$348,056
2014	348,056
2015	348,056
2016	348,056
2017	348,056
2018 and thereafter	13,294,440
Total	$15,034,720

Amount
Years ending December 31:
2012	$342,484
2013	342,484
2014	342,484
2015	342,484
2016	342,484
2017 and thereafter	13,453,777
Total	$15,166,197

Accrued Expenses and Other Payables (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accrued Expenses and Other Payables [Abstract]
Schedule of accrued expenses and other payables
	September 30, 2012	December 31, 2011
Accrued wage	$19,939	$16,844
Accrued professional fees	10,000	75,029
Other	20,000	28,028
Total	$49,939	$119,901

	December 31,
	2011	2010
Accrued wage	$16,844	$30,462
Accrued professional fees	75,029	—
Other	28,028	25,142
Total	$119,901	$55,604

Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Taxes [Abstract]
Summary of difference between U.S. statutory federal tax rate and Company���s effective tax rate

	Nine Months Ended September 30,
	2012	2011
U.S. federal income tax rate	34%	34%
Foreign income not recognized in the U.S.	(34)%	(34)%
PRC enterprise income tax	25%	25%
Tax exemption	(25)%	(25)%
Total provision for income tax	-	-

	Years ended December 31,
	2011	2010
U.S. federal income tax rate	34%	34%
Foreign income not recognized in the U.S.	(34%)	(34%)
PRC Enterprise Income Tax	25%	25%
Tax exemption	(25%)	(25%)
Total provision for income tax	—	—

Effects of income tax expense exemptions and tax reductions

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Tax exemption effect	$255,902	$188,982	$909,548	$737,027
Basic net income per share effect	$(0.01)	$(0.00)	$(0.02)	$(0.02)
Diluted net income per share effect	$(0.01)	$(0.00)	$(0.02)	$(0.01)

	Years ended December 31,
	2011	2010
Tax exemption effect	$1,050,746	$711,593
Basic net income per share effect	$(0.03)	$(0.02)
Diluted net income per share effect	$(0.02)	$(0.01)

Earnings Per Share (Tables)	9 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Reconciliation of basic and diluted net income per share

	Three Months Ended September 30,
	2012	2011
Net income available to common stockholders for basic and diluted net income per share of common stock	$879,659	$712,305
Weighted average common stock outstanding - basic	50,000,000	40,500,000
Effect of dilutive securities:
Subscribed common shares issuable and subject to recession	-	9,500,000
Weighted average common stock outstanding - diluted	50,000,000	50,000,000
Net income per common share - basic	$0.02	$0.02
Net income per common share - diluted	$0.02	$0.01

	Nine Months Ended September 30,
	2012	2011
Net income available to common stockholders for basic and diluted net income per share of common stock	$3,359,870	$2,838,337
Weighted average common stock outstanding - basic	47,052,920	40,500,000
Effect of dilutive securities:
Subscribed common shares issuable and subject to recession	2,947,080	9,500,000
Weighted average common stock outstanding - diluted	50,000,000	50,000,000
Net income per common share - basic	$0.07	$0.07
Net income per common share - diluted	$0.0

Concentrations of Credit Risk and Major Customers (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Concentrations Of Credit Risk and Major Customers [Abstract]
Summary of major customer

	Three Months Ended September 30,		Nine Months Ended September 30,
Customer	2012	2011	2012	2011
A	20%	27%	16%	28%
B	32%	21%	12%	26%
C	13%	24%	14%	14%
D	*	18%	*	*
E	17%	*	14%	*
F	*	*	11%	*
G	*	*	13%	*

*	Less than10%

	Years ended December 31,
Customer	2011	2010
A	5%	19%
B	23%	26%
C	*	13%
D	10%	10%
E	29%	*
F	13%	*

*	Below 1%

Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Company's transactions with the related parties
Ownership
Heilongjiang Zishan Technology Stock Co., Ltd. (“ZTC”)
18% owned by Heilongjiang Hongdoushan Ecology Forest Stock Co., Ltd., 39% owned by Zhiguo Wang, Chairman and Chief Executive Officer, 31% owned by Guifang Qi, the wife of Mr. Wang and Director of the Company, and 12% owned by third parties.

Heilongjiang Yew Pharmaceuticals, Co., Ltd. (“Yew Pharmaceutical”)	95% owned by Heilongjiang Hongdoushan Ecology Forest Stock Co., Ltd., and 5% owned by Madame Qi.

Shanghai Kairun Bio-Pharmaceutical Co., Ltd. (“Kairun”)	60% owned by Heilongjiang Zishan Technology Co., Ltd., 20% owned by Heilongjiang Hongdoushan Ecology Forest Stock Co., Ltd., and 20% owned by Mr. Wang.

Heilongjiang Hongdoushan Ecology Forest Stock Co., Ltd. (“HEFS”)	63% owned by Mr. Wang, 34% owned by Madame Qi, and 3% owned by third parties.

Company	Ownership
Heilongjiang Zishan Technology Stock Co., Ltd. (“ZTC”)
18% owned by Heilongjiang Hongdoushan Ecology Forest Stock Co., Ltd., 39% owned by Zhiguo Wang, Chairman and Chief Executive Officer, 31% owned by Guifang Qi, the wife of Mr. Wang and Director of the Company, and 12% owned by third parties

Heilongjiang Yew Pharmaceuticals, Co., Ltd. (“Yew Pharmaceutical”)	95% owned by Heilongjiang Hongdoushan Ecology Forest Stock Co., Ltd., and 5% owned by Madame Qi

Shanghai Kairun Bio-Pharmaceutical Co., Ltd. (“Kairun”)	60% owned by Heilongjiang Zishan Technology Co., Ltd., 20% owned by Heilongjiang Hongdoushan Ecology Forest Stock Co., Ltd., and 20% owned by Mr. Wang

Heilongjiang Hongdoushan Ecology Forest Stock Co., Ltd. (“HEFS”)	63% owned by Mr. Wang, 34% owned by Madame Qi, and 3% owned by third parties

Revenue from Related Parties

	Three Months Ended September 30,		Nine Months Ended September 30,
Name of related party	2012	2011	2012	2011
Yew pharmaceutical	$442,467	$251,876	$602,159	$1,169,688
Total	$442,467	$251,876	$602,159	$1,169,688

Name of Related Party	Revenues
	2011	2010
Yew Pharmaceutical	$1,396,613	$1,338,871
Total	$1,396,613	$1,338,871

Future minimum rental payments under the related party operating lease
Twelve-month periods ending September 30:
2013	$32,057
2014	32,057
2015	29,610
2016	28,015
2017	28,015
Thereafter	468,366
Total	$618,120

Years Ending December 31:
2012	$30,331
2013	30,331
2014	30,331
2015	27,880
2016	27,880
Thereafter	487,018
Total	$633,771

Schedule of due to (from) related party
	Due to related party
Name of related party	September 30, 2012	December 31, 2011
Zhiguo Wang	$54,409	$31,357
Yew Pharmaceutical	-	62,847
Madame Qi	1,689	-
ZTC	-	172,284
Total	$56,098	$266,488

Name of Related Party	Due from related parties		Due to related parties
	2011	2010	2011	2010
Zhiguo Wang	$—	$57,131	$31,357	$—
Yew Pharmaceutical	—	—	62,847	—
ZTC	—	—	172,284	141,276
Total	$—	$57,131	$266,488	$141,276

Segment Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Segment Information [Abstract]
Summary of reportable business segments

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2012	2011	2012	2011
Revenues:
TCM raw materials	$893,909	$859,497	$2,860,552	$2,659,234
Yew trees	396,416	322,015	1,853,504	1,665,665
Handicrafts	82,699	24,486	118,734	91,391
	1,373,024	1,205,998	4,832,790	4,416,290
Cost of revenues:
TCM raw materials	158,354	161,226	446,436	640,843
Yew trees	21,395	88,380	320,410	287,681
Handicrafts	51,188	11,524	69,863	60,068
	230,937	261,130	836,709	988,592
Depreciation and amortization:
TCM raw materials	84,334	95,545	253,157	208,248
Yew trees	14,573	13,020	41,638	37,485
Handicrafts	7,428	9,538	23,532	23,824
Other	36,017	14,877	99,396	71,660
	142,352	132,980	417,723	341,217
Net income (loss):
TCM raw materials	735,555	698,271	2,414,116	2,018,391
Yew trees	375,021	233,635	1,533,094	1,377,984
Handicrafts	31,511	12,962	48,871	31,323
Other	(262,428)	(232,563)	(636,211)	(589,361)
	$879,659	$712,305	$3,359,870	$2,838,337

	December 31, 2011
	TCM raw materials	Yew trees	Handicrafts	Other	Total
Identifiable long-lived assets, net	$14,880,192	$600,364	$153,686	$316,177	$15,950,419
Expenditures for segment assets	$5,515,590	$61,436	$-	$130,385	$5,707,411

	September 30, 2012
	TCM raw materials	Yew trees	Handicrafts	Other	Total
Identifiable long-lived assets, net	$14,687,708	$739,908	$130,936	$314,170	$15,872,722
Expenditures for segment assets	$65,749	$83,098	$-	$125,426	$274,273

	For the Year Ended December 31,
	2011	2010
Revenues:
TCM raw materials	$3,458,093	$2,845,067
Yew trees	2,400,245	2,131,445
Handicrafts	102,701	151,540
	5,961,039	5,128,052
Cost of revenues:
TCM raw materials	897,154	924,547
Yew trees	172,460	633,027
Handicrafts	56,351	80,489
	1,125,965	1,638,063
Depreciation and amortization:
TCM raw materials	286,196	44,239
Yew trees	30,185	48,648
Handicrafts	31,852	32,013
Other	122,684	80,662
	470,917	205,562
Net income (loss):
TCM raw materials	2,560,939	1,920,520
Yew trees	2,227,785	1,498,418
Handicrafts	46,350	71,051
Other	(794,763)	(904,029)
	$4,040,311	$2,585,960

	December 31, 2010
	TCM raw materials	Yew trees	Handicrafts	Other	Total
Identifiable long-lived assets, net	$8,892,246	$593,397	$182,694	$588,686	$10,257,023
Expenditures for segment assets	9,021,506	7,745	5,353	155,988	9,190,592

	December 31, 2011
	TCM raw materials	Yew trees	Handicrafts	Other	Total
Identifiable long-lived assets, net	$14,880,192	$600,364	$153,686	$316,177	$15,950,419
Expenditures for segment assets	5,515,590	61,436	—	130,385	5,707,411

Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Commitments and Contingencies [Abstract]
Schedule of lease payment

Year	Annual lease amount	Payment due date
March 2002 to February 2012	RMB 25,000	Before December 2012
March 2012 to February 2017	RMB 25,000	Before December 2017
March 2017 to March 2025	RMB 25,000	Before December 2025

Year	Annual Lease Amount	Payment Due Date
March 2002 to February 2012	RMB 25,000	Before December 2012
March 2012 to February 2017	RMB 25,000	Before December 2017
March 2017 to March 2025	RMB 25,000	Before December 2025

Future minimum rental payments under the A���cheng lease
Twelve-month periods ending September 30:
2013	$3,947
2014	3,947
2015	3,947
2016	3,947
2017	3,947
Thereafter	29,438
Total	$49,173

Years Ending December 31:
2012	$3,928
2013	3,928
2014	3,928
2015	3,928
2016	3,928
Thereafter	32,405
Total	$52,045

Common Stock subject to each Founder���s Option
Name of Optionee	Number of Shares Subject to Option
Zhioguo Wang	20,103,475
Guifang Qi	2,488,737
Xingming Han	213,300

Name of Optionee	Number of Shares Subject to Option
Zhiguo Wang	20,103,475
Guifang Qi	2,488,737
Xingming Han	213,300

Maximum effect of exercise option

Shareholder	Number Shares Presently Held	Percentage of Issued Shares Presently Held	Number Shares Held Assuming Exercise of Founder’s Options	Percentage of Issued Shares Following Exercise of Founder’s Options
Zhiguo Wang	20,103,475	40.50%	40,206,950	55.23%
Guifang Qi	2,488,737	4.98%	4,977,474	6.84%
Xingming Han	213,300	0.43%	426,600	0.58%
All HDS Shareholders as a group (3 persons)	22,805,512	45.61%	45,611,024	62.65%

All other existing shareholders	27,194,488	54.39%	27,194,488	37.35%
Total	50,000,000	100.00%	72,805,512	100.00%

Shareholder	Number Shares Presently Held	Percentage of Issued Shares Presently Held	Number Shares Held Assuming Exercise of Founder’s Options	Percentage of Issued Shares Following Exercise of Founder’s Options
Zhiguo Wang	20,103,475	40.21%	40,206,950	55.23%
Guifang Qi	2,488,737	4.98%	4,977,474	6.84%
Xingming Han	213,300	0.43%	426,600	0.58%
All HDS Shareholders as a group (3 persons)	22,805,512	45.61%	45,611,024	62.65%
All other existing shareholders	27,194,488	54.39%	27,194,488	37.35%
Total	50,000,000	100.00%	72,805,512	100.00%

Subsequent Events (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Common Stock subject to each Founder���s Option
Name of Optionee	Number of Shares Subject to Option
Zhioguo Wang	20,103,475
Guifang Qi	2,488,737
Xingming Han	213,300

Name of Optionee	Number of Shares Subject to Option
Zhiguo Wang	20,103,475
Guifang Qi	2,488,737
Xingming Han	213,300

Maximum effect of exercise option

Shareholder	Number Shares Presently Held	Percentage of Issued Shares Presently Held	Number Shares Held Assuming Exercise of Founder’s Options	Percentage of Issued Shares Following Exercise of Founder’s Options
Zhiguo Wang	20,103,475	40.50%	40,206,950	55.23%
Guifang Qi	2,488,737	4.98%	4,977,474	6.84%
Xingming Han	213,300	0.43%	426,600	0.58%
All HDS Shareholders as a group (3 persons)	22,805,512	45.61%	45,611,024	62.65%

All other existing shareholders	27,194,488	54.39%	27,194,488	37.35%
Total	50,000,000	100.00%	72,805,512	100.00%

Shareholder	Number Shares Presently Held	Percentage of Issued Shares Presently Held	Number Shares Held Assuming Exercise of Founder’s Options	Percentage of Issued Shares Following Exercise of Founder’s Options
Zhiguo Wang	20,103,475	40.21%	40,206,950	55.23%
Guifang Qi	2,488,737	4.98%	4,977,474	6.84%
Xingming Han	213,300	0.43%	426,600	0.58%
All HDS Shareholders as a group (3 persons)	22,805,512	45.61%	45,611,024	62.65%
All other existing shareholders	27,194,488	54.39%	27,194,488	37.35%
Total	50,000,000	100.00%	72,805,512	100.00%

Basis of Presentation (Details)	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012 Heilongjiang Jinshangjing Bio-Technology Development Co., Limited ("JSJ") [Member] USD ($)	Dec. 31, 2011 Heilongjiang Jinshangjing Bio-Technology Development Co., Limited ("JSJ") [Member] USD ($)	Sep. 30, 2012 Yew Bio-Pharm Holdings Limited ("Yew Bio-Pharm (HK)") [Member] HKD	Dec. 31, 2011 Yew Bio-Pharm Holdings Limited ("Yew Bio-Pharm (HK)") [Member] HKD	Sep. 30, 2012 Harbin Yew Science and Technology Development Co., Ltd. ("HDS") [Member] CNY	Dec. 31, 2011 Harbin Yew Science and Technology Development Co., Ltd. ("HDS") [Member] CNY
Schedule of Company's subsidiaries and variable interest entities
Domicile and date of incorporation	PRC October 29, 2009	PRC October 29, 2009	Hong Kong November 29, 2010	Hong Kong November 29, 2010	PRC August 22, 1996	PRC August 22, 1996
Registered capital	$ 100,000	$ 100,000	10,000	10,000	45,000,000	45,000,000
Effective ownership, percentage	100.00%	100.00%	100.00%	100.00%
Effective ownership					Contractual arrgements	Contractual arrangements
Principal activities	Holding company	Holding company	Holding company of JSJ	Holding company of JSJ	Processing and selling yew raw materials used in the manufacture of TCM; growing and selling yew tree seedlings and mature trees, including potted miniature yew trees; and manufacturing and selling furniture and handicrafts made of yew tree timber	Sales of Yew tree components for use in pharmaceutical industry, sale of Yew tree seedlings and potted yew trees; and the manufacture of Yew tree wood handicrafts.

Organization and Principal Activities (Details)	12 Months Ended
Dec. 31, 2011
HDS shareholders equity ownership percentage after second equity transfer agreement
HDS shareholders equity ownership percentage after second equity transfer agreement	100.00%
Zhiguo Wang [Member]
HDS shareholders equity ownership percentage after second equity transfer agreement
HDS shareholders equity ownership percentage after second equity transfer agreement	76.65%
Guifang Qi [Member]
HDS shareholders equity ownership percentage after second equity transfer agreement
HDS shareholders equity ownership percentage after second equity transfer agreement	18.53%
Xingming Han [Member]
HDS shareholders equity ownership percentage after second equity transfer agreement
HDS shareholders equity ownership percentage after second equity transfer agreement	4.82%

Organization and Principal Activities (Details 1) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of carrying amount of assets and liabilities related to variable interest entity
Total assets of VIE	$ 27,477,319	$ 24,615,627	$ 19,288,520
Total liabilities of VIE	2,996,843	3,839,653	3,404,074
Cash [Member]
Schedule of carrying amount of assets and liabilities related to variable interest entity
Total assets of VIE	506,987	479,494	543,063
Inventories (current and long-term) [Member]
Schedule of carrying amount of assets and liabilities related to variable interest entity
Total assets of VIE	10,603,379	8,218,874	8,505,237
Prepaid expenses and other assets [Member]
Schedule of carrying amount of assets and liabilities related to variable interest entity
Total assets of VIE	1,595	283	2,100
Property and equipment, net [Member]
Schedule of carrying amount of assets and liabilities related to variable interest entity
Total assets of VIE	735,639	750,779	752,334
Land use rights and yew forest assets, net [Member]
Schedule of carrying amount of assets and liabilities related to variable interest entity
Total assets of VIE	15,034,720	15,166,197	9,485,786
Accounts Payable [Member]
Schedule of carrying amount of assets and liabilities related to variable interest entity
Total liabilities of VIE	900,489	1,360,611	1,810,092
Advance payments from customers [Member]
Schedule of carrying amount of assets and liabilities related to variable interest entity
Total liabilities of VIE			322,151
Accrued expenses and other payables [Member]
Schedule of carrying amount of assets and liabilities related to variable interest entity
Total liabilities of VIE	23,163	73,727	44,134
Taxes payable [Member]
Schedule of carrying amount of assets and liabilities related to variable interest entity
Total liabilities of VIE	8,142	1,049	7,112
Due to VIE holding companies [Member]
Schedule of carrying amount of assets and liabilities related to variable interest entity
Total liabilities of VIE	2,058,426	2,164,107	1,075,225
Due to related parties [Member]
Schedule of carrying amount of assets and liabilities related to variable interest entity
Total liabilities of VIE	$ 6,623	$ 240,159	$ 145,360

Organization and Principal Activities (Details Textual) (CNY)	1 Months Ended	12 Months Ended	1 Months Ended			12 Months Ended	1 Months Ended	12 Months Ended				1 Months Ended
	Feb. 28, 2010 Harbin Yew Science and Technology Development Co., Ltd. ("HDS") [Member] Zhiguo Wang [Member]	Dec. 31, 2011 Harbin Yew Science and Technology Development Co., Ltd. ("HDS") [Member] Zhiguo Wang [Member]	Feb. 28, 2010 Harbin Yew Science and Technology Development Co., Ltd. ("HDS") [Member] Guifang Qi [Member]	Feb. 28, 2010 Harbin Yew Science and Technology Development Co., Ltd. ("HDS") [Member] Xingming Han [Member]	Feb. 28, 2010 Harbin Yew Science and Technology Development Co., Ltd. ("HDS") [Member] Yingjun Jiang [Member]	Dec. 31, 2011 Harbin Yew Science and Technology Development Co., Ltd. ("HDS") [Member] Yingjun Jiang [Member]	Feb. 28, 2010 Heilongjiang Hongdoushan Ecology Forest Stock Co., Ltd. ("HEFS") [Member]	Dec. 31, 2011 Heilongjiang Hongdoushan Ecology Forest Stock Co., Ltd. ("HEFS") [Member]	Feb. 23, 2010 JSJ [Member] First Transfer Agreements [Member]	Feb. 16, 2011 JSJ [Member] Second Transfer Agreements [Member]	Oct. 28, 2010 JSJ [Member] Second Transfer Agreements [Member]	Feb. 28, 2010 YBP [Member] All HDS Shareholders as a group (3 persons) [Member]	Feb. 28, 2010 YBP [Member] All other existing shareholders [Member]
Organization and Principal Activities (Textual)
Shareholders ownership percentage	62.81%		18.53%	4.82%	3.22%		10.62%					41.50%	2.50%
Ownership interest owned by other individual shareholders													2.50%
Value of Shares transferred by original shareholders									45,000,000		45,000,000
Percentage of owned shares transferred by HDS shareholders											100.00%
Amount payable by HDS shareholders										45,000,000
Ownership percentage returned to shareholders by JSJ on second transfer agreement		62.81%				3.22%		10.62%
Additional ownership percentage returned to shareholders by JSJ on second transfer agreement		13.84%

Organization and Principal Activities (Details Textual 1) (CNY)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Organization and Principal Activities (Textual)
HDS shareholders equity ownership percentage after second equity transfer agreement		100.00%
Monthly consulting service fee as percentage of net income of HDS paid to JSJ	100.00%	100.00%
HDS obligation within 30 days after the end of each month	Within 30 days after the end of each month, HDS shall (a) Deliver to JSJ the management accounts and operating statistics of HDS for such month, including the net income of HDS during such month (the "Monthly Net Income"), and (b) pay 80% of such Monthly Net Income to JSJ (each such payment, a "Monthly Payment").	Within 30 days after the end of each month, HDS shall (a) Deliver to JSJ the management accounts and operating statistics of HDS for such month, including the net income of HDS during such month (the "Monthly Net Income"), and (b) pay 80% of such Monthly Net Income to JSJ (each such payment, a "Monthly Payment").
HDS obligation within 90 days after the end of each month	Within ninety (90) days after the end of each fiscal year, HDS shall (a) Deliver to JSJ financial statements of HDS for such fiscal year, which shall be audited and certified by an independent certified public accountant approved by JSJ, and (b) pay an amount to JSJ equal to the shortfall, if any, of the aggregate net income of HDS for such fiscal year, as shown in such audited financial statements, as compared to the aggregate amount of the Monthly Payments paid by HDS to JSJ in such fiscal year.	Within ninety (90) days after the end of each fiscal year, HDS shall (a) Deliver to JSJ financial statements of HDS for such fiscal year, which shall be audited and certified by an independent certified public accountant approved by JSJ, and (b) pay an amount to JSJ equal to the shortfall, if any, of the aggregate net income of HDS for such fiscal year, as shown in such audited financial statements, as compared to the aggregate amount of the Monthly Payments paid by HDS to JSJ in such fiscal year.
Additional monthly payment to JSJ as percentage of net income of HDS	80.00%	80.00%
Business Cooperation Agreement term	10 years	10 years
Business Cooperation Agreement expiration date	Nov 5, 2020	Nov 5, 2020
Notice period for termination of contract	30 days	30 days
Equity interest purchase option price	10	10
Execution of any major contract is limitated under Option Agreement	Over RMB 500,000	Over RMB 500,000
Exclusive Option Agreement term	10 years	10 years
Exclusive Option Agreement commencing date	Nov 5, 2020	Nov 5, 2020
Description of notice period for remedies for any breach in terms agreement	Within 20 days after the giving of notice of breach	Within 20 days after the giving of notice of breach

Principles of Consolidation and Summary of Significant Accounting Policies (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of carrying amount of assets and liabilities related to variable interest entity
Total assets of VIE	$ 27,477,319	$ 24,615,627	$ 19,288,520
Total liabilities of VIE	2,996,843	3,839,653	3,404,074
Cash [Member]
Schedule of carrying amount of assets and liabilities related to variable interest entity
Total assets of VIE	506,987	479,494	543,063
Accounts receivable [Member]
Schedule of carrying amount of assets and liabilities related to variable interest entity
Total assets of VIE	530,470
Inventories (current and long-term) [Member]
Schedule of carrying amount of assets and liabilities related to variable interest entity
Total assets of VIE	10,603,379	8,218,874	8,505,237
Prepaid expenses and other assets [Member]
Schedule of carrying amount of assets and liabilities related to variable interest entity
Total assets of VIE	1,595	283	2,100
Prepaid rent - related party [Member]
Schedule of carrying amount of assets and liabilities related to variable interest entity
Total assets of VIE	64,529
Property and equipment, net [Member]
Schedule of carrying amount of assets and liabilities related to variable interest entity
Total assets of VIE	735,639	750,779	752,334
Land use rights and yew forest assets, net [Member]
Schedule of carrying amount of assets and liabilities related to variable interest entity
Total assets of VIE	15,034,720	15,166,197	9,485,786
Accounts payable [Member]
Schedule of carrying amount of assets and liabilities related to variable interest entity
Total liabilities of VIE	900,489	1,360,611	1,810,092
Advance payments from customers [Member]
Schedule of carrying amount of assets and liabilities related to variable interest entity
Total liabilities of VIE			322,151
Accrued expenses and other payables [Member]
Schedule of carrying amount of assets and liabilities related to variable interest entity
Total liabilities of VIE	23,163	73,727	44,134
Taxes payable [Member]
Schedule of carrying amount of assets and liabilities related to variable interest entity
Total liabilities of VIE	8,142	1,049	7,112
Due to VIE holding companies [Member]
Schedule of carrying amount of assets and liabilities related to variable interest entity
Total liabilities of VIE	2,058,426	2,164,107	1,075,225
Due to related parties [Member]
Schedule of carrying amount of assets and liabilities related to variable interest entity
Total liabilities of VIE	$ 6,623	$ 240,159	$ 145,360

Principles of Consolidation and Summary of Significant Accounting Policies (Details 1)	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012 JSJ [Member] USD ($)	Dec. 31, 2011 JSJ [Member] USD ($)	Sep. 30, 2012 Yew Bio-Pharm (HK) [Member] HKD	Dec. 31, 2011 Yew Bio-Pharm (HK) [Member] HKD	Sep. 30, 2012 HDS [Member] CNY	Dec. 31, 2011 HDS [Member] CNY
Schedule of Company's subsidiaries and variable interest entities
Domicile and date of incorporation	PRC October 29, 2009	PRC October 29, 2009	Hong Kong November 29, 2010	Hong Kong November 29, 2010	PRC August 22, 1996	PRC August 22, 1996
Registered capital	$ 100,000	$ 100,000	10,000	10,000	45,000,000	45,000,000
Effective ownership, percentage	100.00%	100.00%	100.00%	100.00%
Effective ownership					Contractual arrgements	Contractual arrangements
Principal activities	Holding company	Holding company	Holding company of JSJ	Holding company of JSJ	Processing and selling yew raw materials used in the manufacture of TCM; growing and selling yew tree seedlings and mature trees, including potted miniature yew trees; and manufacturing and selling furniture and handicrafts made of yew tree timber	Sales of Yew tree components for use in pharmaceutical industry, sale of Yew tree seedlings and potted yew trees; and the manufacture of Yew tree wood handicrafts.

Principles of Consolidation and Summary of Significant Accounting Policies (Details 2)	12 Months Ended
Dec. 31, 2011
Building [Member]
Estimated useful lives of fixed assets
Estimated useful lives	15 years
Machinery and equipment [Member]
Estimated useful lives of fixed assets
Estimated useful lives	10 years
Office equipment [Member]
Estimated useful lives of fixed assets
Estimated useful lives	3 years
Leasehold improvement [Member]
Estimated useful lives of fixed assets
Estimated useful lives	5 years
Motor vehicles [Member]
Estimated useful lives of fixed assets
Estimated useful lives	4 years

Principles of Consolidation and Summary of Significant Accounting Policies (Details 3)	Dec. 31, 2011	Dec. 31, 2010
Exchange rates used to translate amounts in RMB into USD
Exchange rate on balance sheet dates USD : RMB exchange rate	6.3647	6.6118
Average exchange rate for the year USD : RMB exchange rate	6.47351	6.77875

Principles of Consolidation and Summary of Significant Accounting Policies (Details 4) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of basic and diluted net income per share
Net income for the year	$ 879,659	$ 712,305	$ 3,359,870	$ 2,838,337	$ 4,040,311	$ 2,585,960
Weighted average common stock outstanding - basic	50,000,000	40,500,000	47,052,920	40,500,000	40,500,000	40,083,562
Effect of dilutive securities:
Subscribed common shares issuable and subject to recession		9,500,000	2,947,080	9,500,000	9,500,000	9,500,000
Weighted average common stock outstanding - diluted	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	49,583,562
Net income per common share - basic	$ 0.02	$ 0.02	$ 0.07	$ 0.07	$ 0.1	$ 0.06
Net income per common share - diluted	$ 0.02	$ 0.01	$ 0.07	$ 0.06	$ 0.08	$ 0.05

Principles of Consolidation and Summary of Significant Accounting Policies (Details Textual)	9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Sep. 30, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Sep. 30, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2011 Land and yew forest use rights [Member] Minimum [Member]	Dec. 31, 2011 Land and yew forest use rights [Member] Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life					16 years	45 years	50 years	50 years	45 years	50 years
Principles of Consolidation and Summary of Significant Accounting Policies (Textual)
Monthly consulting service fee as percentage of net income of HDS paid to JSJ	100.00%	100.00%	100.00%
HDS obligation within 30 days after the end of each month	Within 30 days after the end of each month, HDS shall (a) Deliver to JSJ the management accounts and operating statistics of HDS for such month, including the net income of HDS during such month (the "Monthly Net Income"), and (b) pay 80% of such Monthly Net Income to JSJ (each such payment, a "Monthly Payment").	Within 30 days after the end of each month, HDS shall (a) Deliver to JSJ the management accounts and operating statistics of HDS for such month, including the net income of HDS during such month (the "Monthly Net Income"), and (b) pay 80% of such Monthly Net Income to JSJ (each such payment, a "Monthly Payment").	Within 30 days after the end of each month, HDS shall (a) Deliver to JSJ the management accounts and operating statistics of HDS for such month, including the net income of HDS during such month (the "Monthly Net Income"), and (b) pay 80% of such Monthly Net Income to JSJ (each such payment, a "Monthly Payment").
HDS obligation within 90 days after the end of each month	Within ninety (90) days after the end of each fiscal year, HDS shall (a) Deliver to JSJ financial statements of HDS for such fiscal year, which shall be audited and certified by an independent certified public accountant approved by JSJ, and (b) pay an amount to JSJ equal to the shortfall, if any, of the aggregate net income of HDS for such fiscal year, as shown in such audited financial statements, as compared to the aggregate amount of the Monthly Payments paid by HDS to JSJ in such fiscal year.	Within ninety (90) days after the end of each fiscal year, HDS shall (a) Deliver to JSJ financial statements of HDS for such fiscal year, which shall be audited and certified by an independent certified public accountant approved by JSJ, and (b) pay an amount to JSJ equal to the shortfall, if any, of the aggregate net income of HDS for such fiscal year, as shown in such audited financial statements, as compared to the aggregate amount of the Monthly Payments paid by HDS to JSJ in such fiscal year.	Within ninety (90) days after the end of each fiscal year, HDS shall (a) Deliver to JSJ financial statements of HDS for such fiscal year, which shall be audited and certified by an independent certified public accountant approved by JSJ, and (b) pay an amount to JSJ equal to the shortfall, if any, of the aggregate net income of HDS for such fiscal year, as shown in such audited financial statements, as compared to the aggregate amount of the Monthly Payments paid by HDS to JSJ in such fiscal year.
Additional monthly payment to JSJ as percentage of net income of HDS	80.00%	80.00%	80.00%
Business Cooperation Agreement term	10 years	10 years	10 years
Business Cooperation Agreement expiration date	Nov 5, 2020	Nov 5, 2020	Nov 5, 2020
Notice period for termination of contract	30 days	30 days	30 days
Equity interest purchase option price	10		10
Execution of any major contract is limitated under Option Agreement	Over RMB 500,000	Over RMB 500,000	Over RMB 500,000
Exclusive Option Agreement term	10 years	10 years	10 years
Exclusive Option Agreement commencing date	Nov 5, 2020	Nov 5, 2020	Nov 5, 2020
Description of notice period for remedies for any breach in terms agreement	Within 20 days after the giving of notice of breach	Within 20 days after the giving of notice of breach	Within 20 days after the giving of notice of breach
Inventory allowance and reserve
Impairment charges
Advertising expenses		8,604		2,571
Shipping costs		13,916		11,316
Research and development costs		16,048		24,404
Uncertain tax positions
Percentage of value added tax for agricultural products		13.00%	13.00%
Percentage of value added tax handicraft products		17.00%	17.00%
Foreign currency translation adjustment included in comprehensive income		$ 778,392		$ 463,826
Percentage share of profit held by parent in joint venture		80.00%	80.00%

Restatements (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Inventories	$ 899,783	$ 710,844	$ 972,048
Total Current Assets	2,079,589	1,443,648	2,881,917
Long-term Assets:
Inventories, net of current portion	9,703,596	7,508,030	7,533,189
Total Assets	27,655,907	24,902,097	20,672,129
As Previously Reported [Member]
CURRENT ASSETS:
Inventories		8,218,874	8,505,237
Total Current Assets		8,951,678	10,415,106
Long-term Assets:
Inventories, net of current portion
Total Assets		24,902,097	20,672,129
Adjustments to Restate [Member]
CURRENT ASSETS:
Inventories		(7,508,030)	(7,533,189)
Total Current Assets		(7,508,030)	(7,533,189)
Long-term Assets:
Inventories, net of current portion		7,508,030	7,533,189
Total Assets

Restatements (Details Textual) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Restatements (Textual)
Decrease in total current assets	$ 2,079,589	$ 1,443,648	$ 2,881,917
Long-term portion	9,703,596	7,508,030	7,533,189
Period for operating cycle of inventory movement and analysis	1 year	1 year
Period for estimate the portion of inventory realized	Over the next 12 months	Over the next 12 months
Restatement Adjustment [Member]
Restatements (Textual)
Decrease in total current assets		(7,508,030)	(7,533,189)
Long-term portion		$ 7,508,030	$ 7,533,189

Inventories (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of inventories
Current portion	$ 899,783	$ 710,844	$ 972,048
Long-term portion	9,703,596	7,508,030	7,533,189
Inventory, Total	10,603,379	8,218,874	8,505,237
Raw materials [Member]
Schedule of inventories
Current portion	208,862	29,401	9,160
Long-term portion	2,727,438	2,817,980	2,712,665
Inventory, Total	2,936,300	2,847,381	2,721,825
Work-in-process [Member]
Schedule of inventories
Current portion	18,732	18,642	177,854
Long-term portion
Inventory, Total	18,732	18,642	177,854
Finished goods - handicrafts [Member]
Schedule of inventories
Current portion	229,740	236,854	207,207
Long-term portion	631,004	687,258	735,980
Inventory, Total	860,744	924,112	943,187
Yew seedlings [Member]
Schedule of inventories
Current portion	442,449	425,947	577,827
Long-term portion	4,125,309	4,002,792	4,084,544
Inventory, Total	4,567,758	4,428,739	4,662,371
Other trees [Member]
Schedule of inventories
Current portion
Long-term portion	2,219,845
Inventory, Total	$ 2,219,845

Property and Equipment (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of property and equipment
Property and equipment, gross	$ 1,613,371	$ 1,398,315	$ 1,193,850
Less: accumulated depreciation	(775,369)	(614,093)	(422,613)
Property and equipment, net	838,002	784,222	771,237
Buildings and building improvements [Member]
Schedule of property and equipment
Property and equipment, gross	351,321	267,015	200,806
Machinery and equipment [Member]
Schedule of property and equipment
Property and equipment, gross	522,939	520,416	500,845
Office equipment [Member]
Schedule of property and equipment
Property and equipment, gross	46,207	44,841	15,433
Leasehold improvements [Member]
Schedule of property and equipment
Property and equipment, gross	53,019	52,763	50,791
Motor vehicles [Member]
Schedule of property and equipment
Property and equipment, gross	$ 639,885	$ 513,280	$ 425,975

Property and Equipment (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Property and Equipment (Textual)
Depreciation	$ 55,302	$ 44,150	$ 158,502	$ 128,086	$ 178,178	$ 157,790

Land and Yew Forest Use Rights (Details)	1 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended
	Jul. 31, 2012 acre	Mar. 31, 2010 acre	Sep. 30, 2012 Parcel A [Member] Undeveloped forest land [Member] acre	Dec. 31, 2011 Parcel A [Member] Undeveloped forest land [Member] acre	Sep. 30, 2012 Parcel B [Member] Undeveloped forest land [Member] acre	Dec. 31, 2011 Parcel B [Member] Undeveloped forest land [Member] acre	Sep. 30, 2012 Parcel C [Member] Yew tree forests and underlying land [Member] acre	Dec. 31, 2011 Parcel C [Member] Yew tree forests and underlying land [Member] acre	Sep. 30, 2012 Parcel D [Member] Yew tree forests and underlying land [Member] acre	Dec. 31, 2011 Parcel D [Member] Yew tree forests and underlying land [Member] acre	Sep. 30, 2012 Parcel E [Member] Undeveloped forest land [Member] acre
Components of land and yew forest use rights
Useful life			50 years	50 years	50 years	50 years	50 years	50 years	45 years	45 years	16 years
Acquisition date			3/2004	3/2004	4/2004	4/2004	1/2008	1/2008	3/2010	3/2010	7/2012
Expiration date			3/2054	3/2054	4/2054	4/2054	1/2058	1/2058	3/2055	3/2055	3/2028
Area of land use rights (Metric"Mu")	117.5	15,865	125	125	400	400	290	290	15,865	15,865	117.5

Land and Yew Forest Use Rights (Details 1) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Sep. 30, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]
Schedule of land and yew forest use rights
Land and yew forest use rights	$ 15,675,733	$ 15,546,414	$ 9,565,177
Less: accumulated amortization	(641,013)	(380,217)	(79,391)
Total	$ 15,034,720	$ 15,166,197	$ 9,485,786
Useful life				16 years	45 years	50 years	50 years

Land and Yew Forest Use Rights (Details 2) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortization of land and yew forest use rights attributable to future periods
Expense in year one	$ 348,056	$ 342,484
Expense in year two	348,056	342,484
Expense in year three	348,056	342,484
Expense in year four	348,056	342,484
Expense in year five	348,056	342,484
Thereafter	13,294,440	13,453,777
Total	$ 15,034,720	$ 15,166,197	$ 9,485,786

Land and Yew Forest Use Rights (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Intangible Assets (Textual)
Amortization of land use rights and yew forest assets	$ 87,050	$ 88,830	$ 259,221	$ 213,131	$ 292,739	$ 47,772
Unpaid amount related to land use right and Seedling Transfer Agreement		$ 1,300,000		$ 1,300,000	$ 1,300,000

Accrued Expenses and Other Payables (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of accrued expenses and other payables
Accrued wage	$ 19,939	$ 16,844	$ 30,462
Accrued professional fees	10,000	75,029
Other	20,000	28,028	25,142
Total	$ 49,939	$ 119,901	$ 55,604

Taxes (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Summary of difference between U.S. statutory federal tax rate and Company���s effective tax rate
U.S. federal income tax rate	34.00%	34.00%	34.00%	34.00%
Foreign income not recognized in the U.S.	(34.00%)	(34.00%)	(34.00%)	(34.00%)
PRC Enterprise Income Tax	25.00%	25.00%	25.00%	25.00%
Tax exemption	(25.00%)	(25.00%)	(25.00%)	(25.00%)
Total provision for income tax

Taxes (Details 1) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Effects of income tax expense exemptions and tax reductions
Tax exemption effect	$ 255,902	$ 188,982	$ 909,548	$ 737,027	$ 1,050,746	$ 711,593
Basic net income per share effect	$ (0.01)	$ 0	$ (0.02)	$ (0.02)	$ (0.03)	$ (0.02)
Diluted net income per share effect	$ (0.01)	$ 0	$ (0.02)	$ (0.01)	$ (0.02)	$ (0.01)

Taxes (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Taxes (Textual)
U.S. federal income tax rate			34.00%	34.00%	34.00%	34.00%
PRC Enterprise Income Tax			25.00%	25.00%	25.00%	25.00%
Provision for income taxes
Income before income tax expense	879,659	712,305	3,359,870	2,838,337	4,193,516	2,787,319
Net operating loss carry forwards	830,018		830,018		564,438	410,282
Operating loss carry forwards expires			Through 2032		Through 2032
Valuation allowance, percentage	100.00%		100.00%		100.00%	100.00%
Valuation allowance, amount	282,206		282,206		191,909	139,496
Net change in valuation allowance	47,527	13,566	90,297	33,224
Cumulative undistributed earnings of foreign subsidiary and VIE	15,300,000		15,300,000		12,000,000	8,300,000
Interest and penalty
Value added tax for agricultural products			13.00%		13.00%
Value added tax for handicrafts			17.00%		17.00%

Stockholders Equity (Details) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 Subscriber	Sep. 30, 2011	Dec. 31, 2011 Subscriber	Dec. 31, 2010
Stockholders Equity (Textual)
Refundable common stock subscription						$ 950,000	$ 950,000
Refundable common stock subscription shares						9,500,000	9,500,000
Common stock issuance subject to Rescission Offering			9,500,000	4,436,813	9,500,000	9,500,000
Number of subscribers for Rescission Offering				62		62
Payment of compensation for consulting services				20,000		20,000
Payment of compensation for consulting services (shares)	500,000			500,000		500,000
Value of shares issued for payment of compensation for consulting services				50,000		50,000
Share price		$ 0.1		$ 0.1		$ 0.1
Compensation expense related to shares				$ 50,000			$ 50,000

Earnings Per Share (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of basic and diluted net income per share
Net income for the year	$ 879,659	$ 712,305	$ 3,359,870	$ 2,838,337	$ 4,040,311	$ 2,585,960
Weighted average common stock outstanding - basic	50,000,000	40,500,000	47,052,920	40,500,000	40,500,000	40,083,562
Effect of dilutive securities:
Subscribed common shares issuable and subject to recession		9,500,000	2,947,080	9,500,000	9,500,000	9,500,000
Weighted average common stock outstanding - diluted	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	49,583,562
Net income per common share - basic	$ 0.02	$ 0.02	$ 0.07	$ 0.07	$ 0.1	$ 0.06
Net income per common share - diluted	$ 0.02	$ 0.01	$ 0.07	$ 0.06	$ 0.08	$ 0.05

Concentrations of Credit Risk and Major Customers (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
A [Member]
Summary of major customer
Percentage of revenue from major customers, in percentage	20.00%	27.00%	16.00%	28.00%	5.00%	19.00%
B [Member]
Summary of major customer
Percentage of revenue from major customers, in percentage	32.00%	21.00%	12.00%	26.00%	23.00%	26.00%
C [Member]
Summary of major customer
Percentage of revenue from major customers, in percentage	13.00%	24.00%	14.00%	14.00%		13.00%
Percentage of revenue from major customers					Below 1
D [Member]
Summary of major customer
Percentage of revenue from major customers, in percentage		18.00%			10.00%	10.00%
Percentage of revenue from major customers	Less than10		Less than10	Less than10
E [Member]
Summary of major customer
Percentage of revenue from major customers, in percentage	17.00%		14.00%		29.00%
Percentage of revenue from major customers		Less than10		Less than10		Below 1
F [Member]
Summary of major customer
Percentage of revenue from major customers, in percentage			11.00%		13.00%
Percentage of revenue from major customers	Less than10	Less than10		Less than10		Below 1
G [Member]
Summary of major customer
Percentage of revenue from major customers, in percentage			13.00%
Percentage of revenue from major customers	Less than10	Less than10		Less than10

Concentrations of Credit Risk and Major Customers (Details Textual) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Jul. 31, 2012 Tree	Sep. 30, 2012 Tree	Sep. 30, 2011 Tree	Sep. 30, 2012 Tree Customer Supplier	Dec. 31, 2011
Concentrations of Credit Risk and Major Customers (Textual)
Percentage of accounts receivable accounted by five largest customers				100.00%
Number of largest customers accounted in accounts receivable				3
Acquisition of trees other than yew trees	80,000
Purchase price of acquisition of trees	$ 2,200,000
Percentage purchase of yew seedlings and other trees		100.00%		95.00%
Accounts payable to supplier		895,532		895,532	1,313,982
Purchases of yew seedlings		0	0	0
Percentage of purchase of yew seedlings from major supplier				94.00%	97.00%
Number of major supplier of yew seedlings				1
Accounts payable to major supplier of yew seedlings				$ 2,379,308

Related Party Transactions (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Heilongjiang Zishan Technology Stock Co., Ltd. ("ZTC") [Member]
Company's transactions with the related parties
Ownership, description	18% owned by Heilongjiang Hongdoushan Ecology Forest Stock Co., Ltd., 39% owned by Zhiguo Wang, Chairman and Chief Executive Officer, 31% owned by Guifang Qi, the wife of Mr. Wang and Director of the Company, and 12% owned by third parties.	18% owned by Heilongjiang Hongdoushan Ecology Forest Stock Co., Ltd., 39% owned by Zhiguo Wang, Chairman and Chief Executive Officer, 31% owned by Guifang Qi, the wife of Mr. Wang and Director of the Company, and 12% owned by third parties
Heilongjiang Yew Pharmaceuticals, Co., Ltd. ("Yew Pharmaceutical") [Member]
Company's transactions with the related parties
Ownership, description	95% owned by Heilongjiang Hongdoushan Ecology Forest Stock Co., Ltd., and 5% owned by Madame Qi.	95% owned by Heilongjiang Hongdoushan Ecology Forest Stock Co., Ltd., and 5% owned by Madame Qi
Shanghai Kairun Bio-Pharmaceutical Co., Ltd. ("Kairun") [Member]
Company's transactions with the related parties
Ownership, description	60% owned by Heilongjiang Zishan Technology Co., Ltd., 20% owned by Heilongjiang Hongdoushan Ecology Forest Stock Co., Ltd., and 20% owned by Mr. Wang.	60% owned by Heilongjiang Zishan Technology Co., Ltd., 20% owned by Heilongjiang Hongdoushan Ecology Forest Stock Co., Ltd., and 20% owned by Mr. Wang
Heilongjiang Hongdoushan Ecology Forest Stock Co., Ltd. ("HEFS") [Member]
Company's transactions with the related parties
Ownership, description	63% owned by Mr. Wang, 34% owned by Madame Qi, and 3% owned by third parties.	63% owned by Mr. Wang, 34% owned by Madame Qi, and 3% owned by third parties

Related Party Transactions (Details 1) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenue from Related Parties
Revenues - related party	$ 442,467	$ 251,876	$ 602,159	$ 1,169,688	$ 1,396,613	$ 1,338,871
Yew Pharmaceutical [Member]
Revenue from Related Parties
Revenues - related party	$ 442,467	$ 251,876	$ 602,159	$ 1,169,688	$ 1,396,613	$ 1,338,871

Related Party Transactions (Details 2) (Related Party [Member], USD $)	Sep. 30, 2012	Dec. 31, 2011
Related Party [Member]
Future minimum rental payments required under the related party operating leases
Due in current year	$ 32,057	$ 30,331
Due in one year	32,057	30,331
Due in two years	29,610	30,331
Due in three years	28,015	27,880
Due in four years	28,015	27,880
Thereafter	468,366	487,018
Total	$ 618,120	$ 633,771

Related Party Transactions (Details 3) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of due to (from) related party
Due from related parties			$ 57,131
Due to related parties	56,098	266,488	141,276
Zhiguo Wang [Member]
Schedule of due to (from) related party
Due from related parties			57,131
Due to related parties	54,409	31,357
Yew Pharmaceutical [Member]
Schedule of due to (from) related party
Due from related parties
Due to related parties		62,847
Madame Qi [Member]
Schedule of due to (from) related party
Due to related parties	1,689
ZTC [Member]
Schedule of due to (from) related party
Due from related parties
Due to related parties		$ 172,284	$ 141,276

Related Party Transactions (Details Textual)	3 Months Ended		9 Months Ended				1 Months Ended	3 Months Ended		9 Months Ended			12 Months Ended				1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended					1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended		1 Months Ended			3 Months Ended	9 Months Ended		3 Months Ended		9 Months Ended			12 Months Ended			1 Months Ended					9 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Mar. 31, 2005 Agreement of Seedling Land with ZTC [Member] acre	Sep. 30, 2012 Agreement of Seedling Land with ZTC [Member] USD ($)	Sep. 30, 2011 Agreement of Seedling Land with ZTC [Member] USD ($)	Sep. 30, 2012 Agreement of Seedling Land with ZTC [Member] USD ($)	Sep. 30, 2012 Agreement of Seedling Land with ZTC [Member] CNY	Sep. 30, 2011 Agreement of Seedling Land with ZTC [Member] USD ($)	Dec. 31, 2011 Agreement of Seedling Land with ZTC [Member] USD ($)	Dec. 31, 2011 Agreement of Seedling Land with ZTC [Member] CNY	Dec. 31, 2010 Agreement of Seedling Land with ZTC [Member] USD ($)	Mar. 25, 2005 Agreement of Seedling Land with ZTC [Member]	Nov. 30, 2011 Store Lease [Member]	Dec. 31, 2008 Store Lease [Member] USD ($)	Dec. 31, 2008 Store Lease [Member] CNY	Sep. 30, 2012 Store Lease [Member] USD ($)	Sep. 30, 2011 Store Lease [Member] USD ($)	Sep. 30, 2012 Store Lease [Member] USD ($)	Sep. 30, 2011 Store Lease [Member] USD ($)	Dec. 31, 2011 Store Lease [Member] USD ($)	Dec. 31, 2011 Store Lease [Member] CNY	Dec. 31, 2010 Store Lease [Member] USD ($)	Nov. 15, 2011 Store Lease [Member]	Dec. 03, 2008 Store Lease [Member]	Dec. 31, 2009 Office Lease [Member] USD ($)	Dec. 31, 2009 Office Lease [Member] CNY	Sep. 30, 2012 Office Lease [Member] USD ($)	Sep. 30, 2011 Office Lease [Member] USD ($)	Sep. 30, 2012 Office Lease [Member] USD ($)	Sep. 30, 2011 Office Lease [Member] USD ($)	Dec. 31, 2011 Office Lease [Member] USD ($)	Dec. 31, 2010 Office Lease [Member] USD ($)	Dec. 31, 2009 Technology Agreement [Member]	Jul. 31, 2012 Far East Office Lease [Member] USD ($) sqm	Jul. 31, 2012 Far East Office Lease [Member] CNY	Sep. 30, 2012 Far East Office Lease [Member] USD ($)	Sep. 30, 2012 Far East Office Lease [Member] USD ($)	Jun. 30, 2012 Far East Office Lease [Member]	Sep. 30, 2012 Yew Pharmaceutical [Member] USD ($)	Sep. 30, 2011 Yew Pharmaceutical [Member] USD ($)	Sep. 30, 2012 Yew Pharmaceutical [Member] USD ($)	Sep. 30, 2012 Yew Pharmaceutical [Member] CNY	Sep. 30, 2011 Yew Pharmaceutical [Member] USD ($)	Dec. 31, 2011 Yew Pharmaceutical [Member] USD ($)	Dec. 31, 2011 Yew Pharmaceutical [Member] CNY	Dec. 31, 2010 Yew Pharmaceutical [Member] USD ($)	Jan. 31, 2010 Yew Pharmaceutical [Member] Cooperation and Development Agreement [Member]	Sep. 30, 2012 Yew Pharmaceutical [Member] Cooperation and Development Agreement [Member] USD ($)	Dec. 31, 2011 Yew Pharmaceutical [Member] Cooperation and Development Agreement [Member] USD ($)	Dec. 31, 2010 Yew Pharmaceutical [Member] Cooperation and Development Agreement [Member] USD ($)	Jan. 09, 2010 Yew Pharmaceutical [Member] Cooperation and Development Agreement [Member]	Sep. 30, 2012 Kairun [Member] Technology Agreement [Member] CNY	Dec. 31, 2010 Kairun [Member] Technology Agreement [Member] CNY	Nov. 30, 2011 Madame Qi [Member]	Sep. 30, 2012 Madame Qi [Member] USD ($)	Dec. 31, 2011 ZTC [Member] USD ($)	Dec. 31, 2010 ZTC [Member] USD ($)
Related Party Transactions (Textual)
Agreement expiration date																Mar 24, 2035												Dec 3, 2011			Dec 31, 2025		Dec 31, 2025		Dec 31, 2025							Jun 30, 2015													Jan 9, 2020
Agreement expiration period							30 years											3 years	3 years														15 years		15 years		2 years	3 years	3 years												10 years
Cultivation price per metric ton																																													$ 158,000	1,000,000		$ 156,000	1,000,000
Sales																																											442,467	251,876	600,558		1,169,688	1,396,613		1,338,871
Purchase from related party																																																												3,398	1,792,035
Accounts payable, related parties, current	0		0		0	0																																																						0	0
Leased area of land (Metric acre "Mu")							361
Accounts receivable, related parties, current																																											0		0			0		0		0	0	0
Leased Area																																						30	30
Subsequent period for which company required to make full payment for land use rights in advance															5 years
Annual payments under operating lease										25,400	162,450		25,400	162,450				1,875	12,000					2,359	15,600				2,400	15,000								1,600	10,000
Operating lease annual payments, due period																																																										--05-30
Operating Leases, rent expense								6,414	6,323	19,255		418,727	25,095		23,965					616	467	1,849	1,383	1,854		1,770					592	584	1,778	1,729	2,317	2,213				395	395
Prepaid rent - related party	67,292		67,292					64,118		64,118																														2,763	2,763																		411
Amount due under lease agreement													172,284		141,276
Renewed agreement expiration period																	3 years					3 years
Renewed agreement expiration date																				Dec 1, 2014		Dec 1, 2014					Dec 1, 2014
Payment made under agreement																																																								200,000	200,000
Material purchases from related party	$ 0	$ 0	$ 0	$ 0

Statutory Reserves (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Statutory Reserves (Textual)
Appropriation of statutory surplus reserve, Description			Appropriation to the statutory surplus reserve is required to be at least 10% of the after tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entities' registered capital.		Appropriation to the statutory surplus reserve is required to be at least 10% of the after tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entities' registered capital.
Maximum percentage balance required of registered capital in reserve for business expansion			25.00%		25.00%
Appropriated to statutory surplus reserve	$ 102,361	$ 75,593	$ 363,819	$ 294,811	$ 420,299	$ 284,638
Accumulated balance of the statutory reserve	$ 2,049,906		$ 2,049,906		$ 1,686,087	$ 1,265,788

Segment Information (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Summary of reportable business segments
Total Revenues	$ 1,373,024	$ 1,205,998	$ 4,832,790	$ 4,416,290	$ 5,961,039	$ 5,128,052
Total Cost of Revenues	230,937	261,130	836,709	988,592	1,125,965	1,638,063
Depreciation and amortization:	142,352	132,980	417,723	341,217	470,917	205,562
Net income for the year	879,659	712,305	3,359,870	2,838,337	4,040,311	2,585,960
Segment reporting information, Additional information
Identifiable long-lived assets, net	15,872,722		15,872,722		15,950,419	10,257,023
Expenditures for segment assets			274,273		5,707,411	9,190,592
TCM raw materials [Member]
Summary of reportable business segments
Total Revenues	893,909	859,497	2,860,552	2,659,234	3,458,093	2,854,067
Total Cost of Revenues	158,354	161,226	446,436	640,843	897,154	924,547
Depreciation and amortization:	84,334	95,545	253,157	208,248	286,196	44,239
Net income for the year	735,555	698,271	2,414,116	2,018,391	2,560,939	1,920,520
Segment reporting information, Additional information
Identifiable long-lived assets, net	14,687,708		14,687,708		14,880,192	8,892,246
Expenditures for segment assets			65,749		5,515,590	9,021,506
Yew trees [Member]
Summary of reportable business segments
Total Revenues	396,416	322,015	1,853,504	1,665,665	2,400,245	2,131,445
Total Cost of Revenues	21,395	88,380	320,410	287,681	172,460	633,027
Depreciation and amortization:	14,573	13,020	41,638	37,485	30,185	48,648
Net income for the year	375,021	233,635	1,533,094	1,377,984	2,227,785	1,498,418
Segment reporting information, Additional information
Identifiable long-lived assets, net	739,908		739,908		600,364	593,397
Expenditures for segment assets			83,098		61,436	7,745
Handicrafts [Member]
Summary of reportable business segments
Total Revenues	82,699	24,486	118,734	91,391	102,701	151,540
Total Cost of Revenues	51,188	11,524	69,863	60,068	56,351	80,489
Depreciation and amortization:	7,428	9,538	23,532	23,824	31,852	32,013
Net income for the year	31,511	12,962	48,871	31,323	46,350	71,051
Segment reporting information, Additional information
Identifiable long-lived assets, net	130,936		130,936		153,686	182,694
Expenditures for segment assets						5,353
Other [Member]
Summary of reportable business segments
Depreciation and amortization:	36,017	14,877	99,396	71,660	122,684	80,662
Net income for the year	(262,428)	(232,563)	(636,211)	(589,361)	(794,763)	(904,029)
Segment reporting information, Additional information
Identifiable long-lived assets, net	314,170		314,170		316,177	588,686
Expenditures for segment assets			$ 125,426		$ 130,385	$ 155,988

Segment Information (Details Textual)	9 Months Ended	12 Months Ended
	Sep. 30, 2012 Segment	Dec. 31, 2011 Segment
Segment Information (Textual)
Number of business segments	3	3

Commitments and Contingencies (Details) (A'cheng Lease [Member], CNY)	1 Months Ended	12 Months Ended
	Mar. 31, 2002	Dec. 31, 2011
March 2002 to February 2012 [Member]
Schedule of lease payments
Annual lease amount	25,000	25,000
Payment due date	Before December 2012	Before December 2012
March 2012 to February 2017 [Member]
Schedule of lease payments
Annual lease amount	25,000	25,000
Payment due date	Before December 2017	Before December 2017
March 2017 to March 2025 [Member]
Schedule of lease payments
Annual lease amount	25,000	25,000
Payment due date	Before December 2025	Before December 2025

Commitments and Contingencies (Details 1) (A'cheng Lease [Member], USD $)	Sep. 30, 2012	Dec. 31, 2011
A'cheng Lease [Member]
Future minimum rental payments required under the related party operating leases
Due in current year	$ 3,947	$ 3,928
Due in one year	3,947	3,928
Due in two years	3,947	3,928
Due in three years	3,947	3,928
Due in four years	3,947	3,928
Thereafter	29,438	32,405
Total	$ 49,173	$ 52,045

Commitments and Contingencies (Details 2)	Sep. 30, 2012	Dec. 31, 2011
Zhiguo Wang [Member]
Company's dilutive shares upon issuance of options
Number of Shares Subject to Option	20,103,475	20,103,475
Guifang Qi [Member]
Company's dilutive shares upon issuance of options
Number of Shares Subject to Option		2,488,737
Xingming Han [Member]
Company's dilutive shares upon issuance of options
Number of Shares Subject to Option	213,300	213,300

Commitments and Contingencies (Details 3)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Effect of dilution assuming full exercise of each founders option
Number Shares Presently Held	50,000,000	50,000,000
Percentage of Issued Shares Presently Held	100.00%	100.00%
Number Shares Held Assuming Exercise of Founder���s Options	72,805,512	72,805,512
Percentage of Issued Shares Following Exercise of Founder���s Options	100.00%	100.00%
Zhiguo Wang [Member]
Effect of dilution assuming full exercise of each founders option
Number Shares Presently Held	20,103,475	20,103,475
Percentage of Issued Shares Presently Held	40.50%	40.21%
Number Shares Held Assuming Exercise of Founder���s Options	40,206,950	40,206,950
Percentage of Issued Shares Following Exercise of Founder���s Options	55.23%	55.23%
Guifang Qi [Member]
Effect of dilution assuming full exercise of each founders option
Number Shares Presently Held	2,488,737	2,488,737
Percentage of Issued Shares Presently Held	4.98%	4.98%
Number Shares Held Assuming Exercise of Founder���s Options	4,977,474	4,977,474
Percentage of Issued Shares Following Exercise of Founder���s Options	6.84%	6.84%
Xingming Han [Member]
Effect of dilution assuming full exercise of each founders option
Number Shares Presently Held	213,300	213,300
Percentage of Issued Shares Presently Held	0.43%	0.43%
Number Shares Held Assuming Exercise of Founder���s Options	426,600	426,600
Percentage of Issued Shares Following Exercise of Founder���s Options	0.58%	0.58%
All HDS Shareholders as a group (3 persons) [Member]
Effect of dilution assuming full exercise of each founders option
Number Shares Presently Held	22,805,512	22,805,512
Percentage of Issued Shares Presently Held	45.61%	45.61%
Number Shares Held Assuming Exercise of Founder���s Options	45,611,024	45,611,024
Percentage of Issued Shares Following Exercise of Founder���s Options	62.65%	62.65%
All other existing shareholders [Member]
Effect of dilution assuming full exercise of each founders option
Number Shares Presently Held	27,194,488	27,194,488
Percentage of Issued Shares Presently Held	54.39%	54.39%
Number Shares Held Assuming Exercise of Founder���s Options	27,194,488	27,194,488
Percentage of Issued Shares Following Exercise of Founder���s Options	37.35%	37.35%

Commitments and Contingencies (Details Textual)	1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2012 acre	Nov. 30, 2010 Yew_Seedling	Mar. 31, 2010 acre	Mar. 31, 2002	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Sep. 30, 2012 USD ($) Offering Installment	Sep. 30, 2011 USD ($)	Dec. 31, 2011 USD ($) Offering Installment	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Sep. 30, 2012 CNY	Nov. 25, 2010	Mar. 04, 2010 USD ($)	Mar. 04, 2010 CNY
Commitments and contingencies (Textual)
Term of lease				23 years
Lease expiration date				Mar 19, 2025
Rent expense related to the A���cheng Lease					$ 987	$ 973	$ 2,963	$ 2,882	$ 3,862		$ 3,688
Percentage of HDS���s publicly-published wholesale prices													90.00%
Number of yew seedlings purchase annually by Xinlin		10,000
Sales under seedling agreement					0	0	0	311,158	312,721		0
Area acquired under Fuye Field Agreement, in acres	19.6
Area of land use rights (Metric"Mu")	117.5		15,865
Land acquisition cost														12,500,000	80,152,900
Number of installments for payament of purchase price							3		3	3
Payment made for land use right acquisition									11,100,000	72,008,600
Payment made for purchaseof land use right									1,300,000	8,144,300
Payment made towards land use right and seedling purchase recorded in accounts payable									1,300,000
Payment made under land use right and seedling transfer agreement									300,000	2,005,000
Unpaid amount under land use right and seedling transfer agreement									1,000,000	6,139,300
Term of Fuye Field Agreement							16 years
Acquired finite lived intangible assets, description							More than 80,000 trees
Total amount payable under Fuye Field Agreement												15,002,300
Payment due upon receipt by HDS of all related supporting document												6,300,000
Payment due on December 25, 2012												3,700,000
Payment due on or before December 25, 2013												5,002,300
Amount paid under Fuye Field Agreement					1,500,000		1,500,000					9,330,000
Amount unpaid under Fuye Field Agreement					900,000		900,000					5,672,300
Number of offerings made by HDS Shareholders to purchase YBP common stock							4		4	4
Purchase price per share minimum							$ 0.02		$ 0.02
Purchase price per share maximum							$ 0.1		$ 0.1
Aggregate purchase price of common stock							$ 890,501		$ 890,501
Exercisable period for each founder���s option							5 years		5 years	5 years
Fair value assumptions, option, expected dividends yield							0.00%		0.00%	0.00%
Fair value assumtions, option, expected term							5 years		5 years	5 years

Joint Venture Agreement for Planting of Yew Trees (Details) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2004 Metric_Acre	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Joint Venture Agreement for Planing of Trees (Textual)
Area of forest (Metric Acres) under joint venture agreement	1,000,000
Joint venture agreement period	2004 to 2034
Percentage of profit from planting of yew trees and other agriculture distributed to company	80.00%
Percentage of profit from planting of yew trees and other agriculture distributed to forest bureau	20.00%
Revenue generated from forest land		$ 0	$ 0	$ 0	$ 0

Subsequent Events (Details)	Sep. 30, 2012	Dec. 31, 2011
Zhiguo Wang [Member]
Company's dilutive shares upon issuance of options
Number of Shares Subject to Option	20,103,475	20,103,475
Guifang Qi [Member]
Company's dilutive shares upon issuance of options
Number of Shares Subject to Option		2,488,737
Xingming Han [Member]
Company's dilutive shares upon issuance of options
Number of Shares Subject to Option	213,300	213,300

Subsequent Events (Details 1)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Effect of dilution assuming full exercise of each founders option
Number Shares Presently Held	50,000,000	50,000,000
Percentage of Issued Shares Presently Held	100.00%	100.00%
Number Shares Held Assuming Exercise of Founder���s Options	72,805,512	72,805,512
Percentage of Issued Shares Following Exercise of Founder���s Options	100.00%	100.00%
Zhiguo Wang [Member]
Effect of dilution assuming full exercise of each founders option
Number Shares Presently Held	20,103,475	20,103,475
Percentage of Issued Shares Presently Held	40.50%	40.21%
Number Shares Held Assuming Exercise of Founder���s Options	40,206,950	40,206,950
Percentage of Issued Shares Following Exercise of Founder���s Options	55.23%	55.23%
Guifang Qi [Member]
Effect of dilution assuming full exercise of each founders option
Number Shares Presently Held	2,488,737	2,488,737
Percentage of Issued Shares Presently Held	4.98%	4.98%
Number Shares Held Assuming Exercise of Founder���s Options	4,977,474	4,977,474
Percentage of Issued Shares Following Exercise of Founder���s Options	6.84%	6.84%
Xingming Han [Member]
Effect of dilution assuming full exercise of each founders option
Number Shares Presently Held	213,300	213,300
Percentage of Issued Shares Presently Held	0.43%	0.43%
Number Shares Held Assuming Exercise of Founder���s Options	426,600	426,600
Percentage of Issued Shares Following Exercise of Founder���s Options	0.58%	0.58%
All HDS Shareholders as a group (3 persons) [Member]
Effect of dilution assuming full exercise of each founders option
Number Shares Presently Held	22,805,512	22,805,512
Percentage of Issued Shares Presently Held	45.61%	45.61%
Number Shares Held Assuming Exercise of Founder���s Options	45,611,024	45,611,024
Percentage of Issued Shares Following Exercise of Founder���s Options	62.65%	62.65%
All other existing shareholders [Member]
Effect of dilution assuming full exercise of each founders option
Number Shares Presently Held	27,194,488	27,194,488
Percentage of Issued Shares Presently Held	54.39%	54.39%
Number Shares Held Assuming Exercise of Founder���s Options	27,194,488	27,194,488
Percentage of Issued Shares Following Exercise of Founder���s Options	37.35%	37.35%

Subsequent Events (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 Subscriber Offering	Sep. 30, 2011	Dec. 31, 2011 Person Subscriber Offering
Subsequent events (Textual)
Number of persons					3
Common stock issuance subject to Rescission Offering		9,500,000	4,436,813	9,500,000	9,500,000
Number of subscribers for Rescission Offering			62		62
Number of offerings made by HDS Shareholders to purchase YBP common stock			4		4
Purchase price per share minimum			$ 0.02		$ 0.02
Purchase price per share maximum			$ 0.1		$ 0.1
Aggregate purchase price of common stock			$ 890,501		$ 890,501
Exercisable period for each founder���s option			5 years		5 years
Option exercise price					$ 0.1
Fair value assumptions, option, expected dividends yield			0.00%		0.00%
Fair value assumtions, option, expected term			5 years		5 years